UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file number      811-22019
                                               ---------------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:     630-765-8000
                                                      ----------------

Date of fiscal year end:    July 31
                          -----------


Date of reporting period:    April 30, 2011
                           ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Portfolios of Investments are attached herewith.



FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------

              COMMON STOCKS -- 100.0%
              AUTO COMPONENTS -- 10.1%
     107,920  Autoliv, Inc.                    $  8,647,630
     100,544  BorgWarner, Inc. (b)                7,766,019
     321,754  Federal-Mogul Corp. (b)             8,526,481
     152,558  Gentex Corp.                        4,782,693
     534,840  Goodyear Tire & Rubber (The)
                 Co. (b)                          9,707,346
     154,188  Johnson Controls, Inc.              6,321,708
     131,161  Lear Corp.                          6,707,573
     145,460  TRW Automotive Holdings Corp.
                 (b)                              8,299,948
                                               ------------
                                                 60,759,398
                                               ------------


              AUTOMOBILES -- 1.5%
     214,939  Ford Motor Co. (b)                  3,325,107
     108,624  Harley-Davidson, Inc.               4,047,330
      46,087  Thor Industries, Inc.               1,429,158

                                               ------------
                                                  8,801,595
                                               ------------


              COMMERCIAL SERVICES & SUPPLIES
                 -- 0.7%
     208,914  KAR Auction Services, Inc. (b)      4,073,823
                                               ------------

              DISTRIBUTORS -- 0.8%
      28,662  Genuine Parts Co.                   1,539,149
     132,972  LKQ Corp. (b)                       3,353,554
                                               ------------
                                                  4,892,703
                                               ------------

              DIVERSIFIED CONSUMER SERVICES --
                 3.7%
      67,713  Career Education Corp. (b)          1,476,821
      27,930  DeVry, Inc.                         1,477,497
     382,593  Education Management Corp. (b)      7,093,274
      91,892  H&R Block, Inc.                     1,588,813
      21,321  ITT Educational Services, Inc.
                 (b)                              1,529,355
     139,073  Service Corp. International         1,636,889
      91,427  Weight Watchers International,
                 Inc.                             7,108,449
                                               ------------
                                                 21,911,098
                                               ------------

             FOOD & STAPLES RETAILING -- 2.5%
      94,533  BJ's Wholesale Club, Inc. (b)       4,851,434
      43,712  Costco Wholesale Corp.              3,537,175
     123,135  Wal-Mart Stores, Inc.               6,769,962
                                               ------------
                                                 15,158,571
                                               ------------

             HOTELS, RESTAURANTS & LEISURE --
                 10.7%
     182,389  Brinker International, Inc.         4,393,751
     167,073  Carnival Corp.                      6,360,469
      29,423  Chipotle Mexican Grill, Inc.
                 (b)                              7,849,762
      31,301  Darden Restaurants, Inc.            1,470,208
     154,855  International Speedway Corp.,
                 Class A                          4,738,563


SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------

              HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
      75,913  Las Vegas Sands Corp. (b)        $  3,568,670

      50,458  Panera Bread Co., Class A (b)       6,110,968
     155,342  Royal Caribbean Cruises Ltd.
                 (b)                              6,185,718
     173,457  Starbucks Corp.                     6,277,409
     305,814  Wendy's/Arby's Group, Inc.,
                 Class A                          1,474,024
     145,065  Wyndham Worldwide Corp.             5,020,700
      62,957  Wynn Resorts Ltd.                   9,264,123
      29,949  Yum! Brands, Inc.                   1,606,464
                                               ------------
                                                 64,320,829
                                               ------------

              HOUSEHOLD DURABLES -- 7.8%
      51,793  Fortune Brands, Inc.                3,370,688
     236,630  Garmin Ltd. (b)                     8,099,845
      68,443  Harman International
                 Industries, Inc.                 3,321,539
      62,794  Leggett & Platt, Inc.               1,650,854
     104,829  Mohawk Industries, Inc. (b)         6,293,933
      80,410  Newell Rubbermaid, Inc.             1,532,615
       2,045  NVR, Inc. (b)                       1,511,930
     158,143  Tempur-Pedic International,
                 Inc. (b)                         9,928,217
      77,276  Tupperware Brands Corp.             4,920,163
      75,077  Whirlpool Corp.                     6,470,136
                                               ------------
                                                 47,099,920
                                               ------------

              INTERNET & CATALOG RETAIL --
                 5.4%
      17,808  Amazon.com, Inc. (b)                3,499,272
     203,646  Expedia, Inc.                       5,097,259
     499,485  Liberty Media Corp. -
                 Interactive, Class A (b)         8,730,998
      33,768  Netflix, Inc. (b)                   7,856,801
      12,651  priceline.com, Inc. (b)             6,920,223
                                               ------------
                                                 32,104,553
                                               ------------

              INTERNET SOFTWARE & SERVICES --
                 0.9%
      49,572  eBay, Inc. (b)                      1,705,277
      61,752  VistaPrint N.V. (b)                 3,359,309
                                               ------------
                                                  5,064,586
                                               ------------

              LEISURE EQUIPMENT & PRODUCTS --
                 0.8%
     185,098  Mattel, Inc.                        4,945,819
                                               ------------

              MACHINERY -- 1.5%
      25,618  Snap-on, Inc.                       1,582,424
     103,978  WABCO Holdings, Inc. (b)            7,678,775
                                               ------------
                                                  9,261,199
                                               ------------

              MEDIA -- 17.9%
     319,961  CBS Corp., Class B                  8,069,416
     259,280  Comcast Corp., Class A              6,803,507


Page 1          See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              MEDIA (CONTINUED)
      98,596  DIRECTV, Class A (b)             $  4,790,780
      80,324  Discovery Communications, Inc.,
                 Class A (b)                      3,555,140
     189,433  DISH Network Corp., Class A (b)     4,743,402
     526,062  Gannett Co., Inc.                   7,922,494
     509,895  Interpublic Group of Cos.
                 (The), Inc.                      5,991,266
      30,246  John Wiley & Sons, Inc., Class
                 A                                1,540,429
     108,758  Liberty Media Corp. - Capital
                 Series A (b)                     8,947,521
      41,316  Liberty Media-Starz, Series A,
                 Class A (b)                      3,175,135
     118,734  Madison Square Garden, Inc.,
                 Class A (b)                      3,247,375
      39,029  McGraw-Hill (The) Cos., Inc.        1,579,504
     188,943  Meredith Corp.                      6,314,475
     487,309  New York Times (The) Co., Class
                 A (b)                            3,961,822
     262,788  News Corp., Class A                 4,682,882
      65,307  Omnicom Group, Inc.                 3,212,451
   2,779,988  Sirius XM Radio, Inc. (b)           5,532,176
      44,917  Time Warner Cable, Inc.             3,509,365
     129,254  Time Warner, Inc.                   4,893,557
      68,891  Viacom, Inc., Class B               3,524,464
      74,374  Walt Disney (The) Co.               3,205,519
      18,293  Washington Post (The) Co.,
                 Class B                          7,973,919
                                               ------------
                                                107,176,599
                                               ------------

              MULTILINE RETAIL -- 6.4%
     147,587  Big Lots, Inc. (b)                  6,067,302
      49,078  Dollar General Corp. (b)            1,599,452
      57,739  Dollar Tree, Inc. (b)               3,319,993
      62,440  Family Dollar Stores, Inc.          3,384,872
     128,512  J. C. Penney Co., Inc.              4,941,286
     120,844  Kohl's Corp.                        6,369,687
     190,230  Macy's, Inc.                        4,548,399
      71,423  Nordstrom, Inc.                     3,396,164
      55,832  Sears Holdings Corp. (b)            4,799,877
                                               ------------
                                                 38,427,032
                                               ------------

              PERSONAL PRODUCTS -- 1.1%
      66,530  Estee Lauder (The) Cos., Inc.,
                 Class A                          6,453,410
                                               ------------

              ROAD & RAIL -- 1.2%
     410,083  Hertz Global Holdings, Inc. (b)     7,057,528
                                               ------------

              SPECIALTY RETAIL -- 21.9%
     315,937  Aaron's, Inc.                       9,095,826
      78,626  Abercrombie & Fitch Co., Class
                 A                                5,566,721
      48,827  Advance Auto Parts, Inc.            3,196,215
     403,350  American Eagle Outfitters, Inc.     6,276,126


SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------

              SPECIALTY RETAIL (CONTINUED)
     226,509  AutoNation, Inc. (b)             $  7,680,920
      11,700  AutoZone, Inc. (b)                  3,303,846
     143,769  CarMax, Inc. (b)                    4,988,784
     309,713  Chico's FAS, Inc.                   4,531,101
     160,312  Dick's Sporting Goods, Inc. (b)     6,561,570
     234,022  Foot Locker, Inc.                   5,036,154
     355,752  GameStop Corp., Class A (b)         9,135,711
     353,555  Gap (The), Inc.                     8,216,618
      41,512  Home Depot (The), Inc.              1,541,756
      30,116  J. Crew Group, Inc. (b) (c)                 -
     140,367  Limited Brands, Inc.                5,777,506
     174,596  Lowe's Cos., Inc.                   4,583,145
     996,710  Office Depot, Inc. (b)              4,295,820
      26,773  O'Reilly Automotive, Inc. (b)       1,581,213
      37,576  PetSmart, Inc.                      1,584,580
     533,769  RadioShack Corp.                    8,438,888
      90,130  Ross Stores, Inc.                   6,641,680
      69,626  Signet Jewelers Ltd. (b)            3,046,138
      25,045  Tiffany & Co.                       1,739,125
      64,449  TJX (The) Cos., Inc.                3,455,755
     133,853  Tractor Supply Co.                  8,281,485
     158,246  Williams-Sonoma, Inc.               6,869,459
                                               ------------
                                                131,426,142
                                               ------------

              TEXTILES, APPAREL & LUXURY
                 GOODS -- 3.9%
      29,558  Coach, Inc.                         1,767,864
      85,536  Fossil, Inc. (b)                    8,192,638
      56,888  Hanesbrands, Inc. (b)               1,849,429
      49,277  Phillips-Van Heusen Corp.           3,469,594
      51,843  Polo Ralph Lauren Corp.             6,779,509
      15,629  VF Corp.                            1,571,652
                                               ------------
                                                 23,630,686
                                               ------------

              TRADING COMPANIES &
                 DISTRIBUTORS -- 1.3%
     128,175  WESCO International, Inc. (b)       7,940,441
                                               ------------


              TOTAL COMMON STOCKS -- 100.0%
               (Cost $517,344,806)              600,505,932

              MONEY MARKET FUND -- 0.1%
     426,888  Morgan Stanley Institutional
               Treasury Money Market Fund -
               0.01% (d)                            426,888
               (Cost $426,888)                 ------------

              TOTAL INVESTMENTS -- 100.1%       600,932,820
               (Cost $517,771,694) (e)
              NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%               (343,999)
                                               ------------
              NET ASSETS -- 100.0%             $600,588,821
                                               ============

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing security.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended.
(d) Represents annualized 7-day yield at April 30, 2011.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $86,647,038 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,485,912.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $600,505,932      $ --           $ --
Money Market Fund         426,888        --             --
                    ------------------------------------------
Total Investments    $600,932,820      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 3          See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            BEVERAGES -- 14.4%
    27,512  Coca-Cola (The) Co.                $  1,855,959
    50,943  Coca-Cola Enterprises, Inc.           1,447,291
    68,570  Constellation Brands, Inc., Class
               A (b)                              1,535,282
    16,374  Dr. Pepper Snapple Group, Inc.          641,861
    30,305  Hansen Natural Corp. (b)              2,004,676
    59,320  Molson Coors Brewing Co., Class B     2,891,850
     9,446  PepsiCo, Inc.                           650,735
                                               ------------
                                                 11,027,654
                                               ------------

            FOOD & STAPLES RETAILING -- 18.1%
    81,039  CVS Caremark Corp.                    2,936,854
   116,036  Kroger (The) Co.                      2,820,835
   118,151  Safeway, Inc.                         2,872,251
    45,474  Walgreen Co.                          1,942,649
    52,754  Whole Foods Market, Inc.              3,310,841
                                               ------------
                                                 13,883,430
                                               ------------

            FOOD PRODUCTS -- 51.7%
    96,544  Archer-Daniels-Midland Co.            3,574,059
    48,067  Bunge Ltd.                            3,626,174
    42,004  Campbell Soup Co.                     1,410,914
    76,854  ConAgra Foods, Inc.                   1,879,080
    26,837  Corn Products International, Inc.     1,478,719
   278,136  Dean Foods Co. (b)                    3,112,342
    67,031  Flowers Foods, Inc.                   2,048,467
    38,049  General Mills, Inc.                   1,467,930
    53,809  Green Mountain Coffee Roasters,
               Inc. (b)                           3,603,051
    25,586  Hershey (The) Co.                     1,476,568
    65,565  Hormel Foods Corp.                    1,928,267
    25,569  J.M. Smucker (The) Co.                1,919,465
    19,401  Kraft Foods, Inc., Class A              651,486
    12,721  McCormick & Co., Inc.                   624,855
    40,644  Ralcorp Holdings, Inc. (b)            3,162,103
    34,436  Sara Lee Corp.                          661,171
   144,503  Smithfield Foods, Inc. (b)            3,404,491
   181,173  Tyson Foods, Inc., Class A            3,605,343
                                               ------------
                                                 39,634,485
                                               ------------

            HOUSEHOLD PRODUCTS -- 9.0%
     7,670  Church & Dwight Co., Inc.               632,622
    39,083  Energizer Holdings, Inc. (b)          2,951,939
    21,305  Kimberly-Clark Corp.                  1,407,408
    29,629  Procter & Gamble (The) Co.            1,922,922
                                               ------------
                                                  6,914,891
                                               ------------

            PERSONAL PRODUCTS -- 5.0%
    42,730  Herbalife Ltd.                        3,836,300
                                               ------------

            TOBACCO -- 1.7%
     6,406  Lorillard, Inc.                         682,239


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            TOBACCO (CONTINUED)
     9,269  Philip Morris International, Inc.  $    643,639
                                               ------------
                                                  1,325,878
                                               ------------
                                                 76,622,638
            TOTAL COMMON STOCKS -- 99.9%
             (Cost $68,505,724)

            MONEY MARKET FUND -- 0.1%
    73,736  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                               73,736
             (Cost $73,736)                    ------------

            TOTAL INVESTMENTS -- 100.0%          76,696,374
             (Cost $68,579,460) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      1,602
                                               ------------
            NET ASSETS -- 100.0%               $ 76,697,976
                                               ============

================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,129,132 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,218.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*        $76,622,638      $ --           $ --
Money Market Fund          73,736        --             --
                    ------------------------------------------
Total Investments     $76,696,374      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            ENERGY EQUIPMENT & SERVICES --
              32.4%
   104,445  Atwood Oceanics, Inc. (b)          $  4,692,714
    82,552  Baker Hughes, Inc.                    6,390,350
    42,465  Cameron International Corp. (b)       2,238,755
    11,869  Core Laboratories N.V.                1,139,187
    62,414  Diamond Offshore Drilling, Inc.       4,735,350
    45,220  Dresser-Rand Group, Inc. (b)          2,375,859
   102,179  Exterran Holdings, Inc. (b)           2,218,306
    97,292  Halliburton Co.                       4,911,300
    17,653  Helmerich & Payne, Inc.               1,171,100
   159,614  Nabors Industries Ltd. (b)            4,890,573
    79,605  Oil States International, Inc.
              (b)                                 6,608,011
    41,246  Patterson-UTI Energy, Inc.            1,283,163
    28,222  Pride International, Inc. (b)         1,239,228
    54,882  Rowan Cos., Inc. (b)                  2,288,579
    38,995  Schlumberger Ltd.                     3,499,801
    65,556  SEACOR Holdings, Inc.                 6,478,900
   118,278  Superior Energy Services, Inc.
               (b)                                4,544,241
    58,712  Unit Corp. (b)                        3,700,030
    53,640  Weatherford International Ltd.
               (b)                                1,157,551
                                               ------------
                                                 65,562,998
                                               ------------

            METALS & MINING -- 1.8%
    26,857  Walter Energy, Inc.                   3,712,175
                                               ------------


            OIL, GAS & CONSUMABLE FUELS --
               62.0%
    20,422  Alpha Natural Resources, Inc. (b)     1,187,948
    27,785  Apache Corp.                          3,705,685
    67,277  Arch Coal, Inc.                       2,307,601
    71,919  Atlas Energy, Inc. (c)                    7,192
   108,501  Chesapeake Energy Corp.               3,653,229
    56,417  Chevron Corp.                         6,174,277
    52,603  Cimarex Energy Co.                    5,817,366
    39,178  Comstock Resources, Inc. (b)          1,256,047
    45,197  Concho Resources, Inc. (b)            4,829,299
    75,897  ConocoPhillips                        5,990,550
    45,212  CONSOL Energy, Inc.                   2,445,517
    50,886  Continental Resources, Inc. (b)       3,494,850
    39,629  Devon Energy Corp.                    3,606,239
   134,705  El Paso Corp.                         2,614,624
    30,693  EOG Resources, Inc.                   3,465,547
    57,639  Exxon Mobil Corp.                     5,072,232
    32,046  Forest Oil Corp. (b)                  1,150,772
    56,903  Hess Corp.                            4,891,382
    99,766  Holly Corp.                           5,776,451
   113,700  Marathon Oil Corp.                    6,144,348
    66,045  Murphy Oil Corp.                      5,117,167
    15,948  Newfield Exploration Co. (b)          1,129,118
    12,544  Noble Energy, Inc.                    1,207,611
    23,203  Occidental Petroleum Corp.            2,651,871
   148,209  Petrohawk Energy Corp. (b)            4,003,125


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
    66,927  Plains Exploration & Production
               Co. (b)                         $  2,545,903
    59,802  QEP Resources, Inc.                   2,555,339
   423,587  Quicksilver Resources, Inc. (b)       6,290,267
    20,740  Range Resources Corp.                 1,170,773
   473,552  SandRidge Energy, Inc. (b)            5,853,103
    49,016  SM Energy Co.                         3,718,354
    53,179  Sunoco, Inc.                          2,268,616
   121,968  Valero Energy Corp.                   3,451,694
    66,020  Whiting Petroleum Corp. (b)           4,588,390
   155,523  Williams (The) Cos., Inc.             5,158,698
                                               ------------
                                                125,301,185
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.8%
   353,653  SunPower Corp., Class A (b)           7,699,026
                                               ------------

            TOTAL COMMON STOCKS -- 100.0%       202,275,384
             (Cost $181,380,413)

            MONEY MARKET FUND -- 0.0%
    77,443  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)                               77,443
             (Cost $77,443)                    ------------

            TOTAL INVESTMENTS -- 100.0%         202,352,827
             (Cost $181,457,856) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.0)%                 (107,133)
                                               ------------
            NET ASSETS -- 100.0%               $202,245,694
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing security.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended.
(d) Represents annualized 7-day yield at April 30, 2011.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,983,374 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,088,403.

Page 5          See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                                TOTAL VALUE
                                AT 04/30/11    Level 1      Level 2    Level 3
COMMON STOCKS:
                             ---------------------------------------------------
Energy Equipment & Services  $  65,562,998  $  65,562,998    $   --     $ --
Metals & Mining                  3,712,175      3,712,175        --       --
Oil, Gas & Consumable  Fuels   125,301,185    125,293,993     7,192       --
Semiconductors &
    Semiconductor Equipment      7,699,026      7,699,026        --       --
                             ---------------------------------------------------
Total Common Stocks            202,275,384    202,268,192     7,192       --
                             ---------------------------------------------------
Money Market Fund                   77,443         77,443        --       --
                             ---------------------------------------------------
Total Investments             $202,352,827   $202,345,635    $7,192     $ --
                             ===================================================

Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS -- 99.9%
             CAPITAL MARKETS -- 13.0%
     10,529  Affiliated Managers Group, Inc.
                (b)                            $  1,148,503
     18,881  Ameriprise Financial, Inc.           1,171,755
     88,127  Ares Capital Corp.                   1,560,729
     29,907  Bank of New York Mellon (The)
                Corp.                               866,107
      2,873  BlackRock, Inc.                        562,936
     18,442  E*TRADE Financial Corp. (b)            299,498
      8,952  Eaton Vance Corp.                      302,309
     21,544  Federated Investors, Inc., Class
                B                                   555,404
      7,143  Franklin Resources, Inc.               922,304
      7,264  Goldman Sachs Group (The), Inc.      1,096,937
     34,948  Invesco Ltd.                           869,157
     92,460  Janus Capital Group, Inc.            1,125,238
     11,570  Jefferies Group, Inc.                  279,647
     21,488  Lazard Ltd., Class A                   881,008
     24,769  Legg Mason, Inc.                       920,168
     42,196  Morgan Stanley                       1,103,425
      5,672  Northern Trust Corp.                   283,543
      7,547  Raymond James Financial, Inc.          283,013
     19,885  State Street Corp.                     925,647
     13,460  T. Rowe Price Group, Inc.              864,805
     27,609  TD Ameritrade Holding Corp.            594,698
     28,394  Waddell & Reed Financial, Inc.,
                Class A                           1,164,438
                                               ------------
                                                 17,781,269
                                               ------------

             COMMERCIAL BANKS -- 10.7%
     18,657  BancorpSouth, Inc.                     252,802
     12,061  Bank of Hawaii Corp.                   588,456
     10,510  BB&T Corp.                             282,929
     17,297  BOK Financial Corp.                    930,233
     34,999  CIT Group, Inc. (b)                  1,486,058
      5,052  City National Corp.                    288,520
      7,851  Comerica, Inc.                         297,788
     14,255  Commerce Bancshares, Inc.              606,693
      4,884  Cullen/Frost Bankers, Inc.             289,328
     13,138  East West Bancorp, Inc.                277,606
     41,520  Fifth Third Bancorp                    550,970
      5,747  First Citizens BancShares, Inc.,
                Class A                           1,149,457
     51,892  Fulton Financial Corp.                 606,099
    134,562  Huntington Bancshares, Inc.            913,676
    129,824  KeyCorp                              1,125,574
     10,097  M&T Bank Corp.                         892,272
     18,303  PNC Financial Services Group,
                Inc.                              1,141,009
    198,090  Popular, Inc. (b)                      623,984
     56,324  TCF Financial Corp.                    878,091
     21,816  U.S. Bancorp                           563,289
     20,634  Valley National Bancorp                295,479


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMERCIAL BANKS (CONTINUED)
     18,184  Wells Fargo & Co.                 $    529,336
                                               ------------
                                                 14,569,649

             CONSUMER FINANCE -- 2.1%
     12,760  American Express Co.                   626,261
     28,646  Capital One Financial Corp.          1,567,795
     37,674  SLM Corp. (b)                          625,012
                                               ------------
                                                  2,819,068


             DIVERSIFIED FINANCIAL SERVICES --
                6.5%
      9,952  CBOE Holdings, Inc.                    266,913
    260,822  Citigroup, Inc. (b)                  1,197,173
      1,910  CME Group, Inc.                        564,921
      2,349  IntercontinentalExchange, Inc.
                (b)                                 282,702
     24,997  JPMorgan Chase & Co.                 1,140,613
     39,661  Leucadia National Corp.              1,533,294
     26,356  Moody's Corp.                        1,031,574
     57,635  NASDAQ OMX Group (The), Inc. (b)     1,561,908
     32,794  NYSE Euronext                        1,313,400
                                               ------------
                                                  8,892,498
                                               ------------

             INSURANCE -- 45.7%
     23,019  ACE Ltd.                             1,548,028
     10,917  Aflac, Inc.                            613,426
      3,483  Alleghany Corp. (b)                  1,145,907
     23,752  Allied World Assurance Holdings
                Co. Ltd.                          1,543,167
     18,142  Allstate (The) Corp.                   613,925
     42,532  American Financial Group, Inc.       1,521,370
     42,369  American International Group,
                Inc. (b)                          1,319,794
     11,285  American National Insurance Co.        892,643
     21,775  Aon Corp.                            1,136,002
     15,019  Arch Capital Group Ltd. (b)          1,561,976
     18,956  Arthur J. Gallagher & Co.              564,510
     54,026  Aspen Insurance Holdings Ltd.        1,543,523
     23,206  Assurant, Inc.                         921,278
     99,949  Assured Guaranty Ltd.                1,699,133
     42,641  Axis Capital Holdings Ltd.           1,507,786
     10,696  Berkshire Hathaway, Inc., Class
                B (b)                               890,977
     22,351  Brown & Brown, Inc.                    577,773
     24,272  Chubb (The) Corp.                    1,582,292
     27,234  Cincinnati Financial Corp.             862,773
     39,019  CNA Financial Corp.                  1,211,150
     30,513  Endurance Specialty Holdings
                Ltd.                              1,352,946
     16,214  Erie Indemnity Co., Class A          1,174,380
     16,893  Everest Re Group Ltd.                1,539,290
    105,374  Fidelity National Financial,
                Inc., Class A                     1,626,975

Page 7          See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
     21,417  Genworth Financial, Inc., Class
                A (b)                          $    261,073
     19,751  Hanover Insurance Group, Inc.          833,887
     55,286  Hartford Financial Services
                Group (The), Inc.                 1,601,635
     47,567  HCC Insurance Holdings, Inc.         1,547,830
     38,369  Lincoln National Corp.               1,198,264
     20,744  Loews Corp.                            918,129
      1,390  Markel Corp. (b)                       580,019
     29,982  Marsh & McLennan Cos., Inc.            907,855
     28,705  MBIA, Inc. (b)                         296,236
     29,475  Mercury General Corp.                1,171,336
     19,969  MetLife, Inc.                          934,350
     85,193  OneBeacon Insurance Group Ltd.,
                Class A                           1,196,962
     18,796  PartnerRe Ltd.                       1,510,447
     27,821  Principal Financial Group, Inc.        938,959
     42,279  Progressive (The) Corp.                927,601
     43,414  Protective Life Corp.                1,168,271
     18,707  Prudential Financial, Inc.           1,186,398
     23,724  Reinsurance Group of America,
                Inc.                              1,501,729
     21,589  RenaissanceRe Holdings Ltd.          1,517,275
     24,983  StanCorp Financial Group, Inc.       1,076,767
    109,494  Symetra Financial Corp.              1,519,777
     17,331  Torchmark Corp.                      1,159,791
     30,588  Transatlantic Holdings, Inc.         1,507,683
     25,031  Travelers (The) Cos., Inc.           1,583,962
     37,325  Unitrin, Inc.                        1,128,708
     43,929  Unum Group                           1,163,240
     44,672  Validus Holdings Ltd.                1,453,627
     35,776  W. R. Berkley Corp.                  1,166,655
        751  Wesco Financial Corp.                  294,392
        785  White Mountains Insurance Group
                Ltd.                                280,645
     36,305  XL Group PLC                           886,568
                                               ------------
                                                 62,371,095
                                               ------------

             IT SERVICES -- 5.5%
     17,326  Alliance Data Systems Corp. (b)      1,645,970
     25,405  Broadridge Financial Solutions,
                Inc.                                590,412
     31,160  CoreLogic, Inc. (b)                    573,656
     27,335  Fidelity National Information
                Services, Inc.                      904,788
     14,245  Fiserv, Inc. (b)                       873,361
     11,777  Global Payments, Inc.                  627,007
      8,962  Lender Processing Services, Inc.       263,752
      1,130  MasterCard, Inc., Class A              311,756
     63,960  Total System Services, Inc.          1,205,646
     27,751  Western Union Co.                      589,709
                                               ------------
                                                  7,586,057
                                               ------------


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             MEDIA -- 1.1%
     15,307  Morningstar, Inc.                 $    881,683
     14,702  Thomson Reuters Corp.                  594,990
                                               ------------
                                                  1,476,673
                                               ------------

             PROFESSIONAL SERVICES -- 1.5%
     23,007  Equifax, Inc.                          863,453
     12,981  IHS, Inc., Class A (b)               1,145,443
                                               ------------
                                                  2,008,896
                                               ------------

             REAL ESTATE INVESTMENT TRUSTS --
                8.4%
     24,830  AMB Property Corp.                     903,812
     66,049  Annaly Capital Management, Inc.      1,178,314
     11,313  Apartment Investment &
                Management Co., Class A             304,999
    376,025  Chimera Investment Corp.             1,522,901
     22,186  CommonWealth REIT                      607,675
      4,958  Digital Realty Trust, Inc.             299,166
     10,213  Equity Residential                     609,920
      2,338  Essex Property Trust, Inc.             316,752
     29,683  Piedmont Office Realty Trust,
                Inc., Class A                       590,692
      6,606  Plum Creek Timber Co., Inc.            284,653
     18,025  ProLogis                               293,627
      2,595  Public Storage                         304,420
     14,351  Rayonier, Inc.                         952,332
     12,510  Senior Housing Properties Trust        296,737
      2,695  Simon Property Group, Inc.             308,685
      3,832  SL Green Realty Corp.                  316,255
     23,652  UDR, Inc.                              612,350
      3,290  Vornado Realty Trust                   318,077
     60,526  Weyerhaeuser Co.                     1,392,703
                                               ------------
                                                 11,414,070
                                               ------------

             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 2.4%
     55,766  CB Richard Ellis Group, Inc.,
                Class A (b)                       1,489,510
     30,608  Forest City Enterprises, Inc.,
                Class A (b)                         587,980
     11,572  Jones Lang LaSalle, Inc.             1,184,741
                                               ------------
                                                  3,262,231
                                               ------------

             SOFTWARE -- 0.7%
      8,529  FactSet Research Systems, Inc.         933,158
                                               ------------

             THRIFTS & MORTGAGE FINANCE --
                2.3%
     42,439  First Niagara Financial Group,
                Inc.                                611,122
    119,103  Hudson City Bancorp, Inc.            1,135,051
     33,392  New York Community Bancorp, Inc.       554,307
     22,898  People's United Financial, Inc.        313,474

Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             THRIFTS & MORTGAGE FINANCE
                (CONTINUED)
     33,243  Washington Federal, Inc.          $    534,880
                                               ------------
                                                  3,148,834
                                               ------------
             TOTAL COMMON STOCKS -- 99.9%
              (Cost $132,836,257)               136,263,498

             MONEY MARKET FUND -- 0.2%
    254,446  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (c)                             254,446
              (Cost $254,446)                  ------------

             TOTAL INVESTMENTS -- 100.1%
              (Cost $133,090,703) (d)           136,517,944
             NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                (161,758)
                                               ------------
             NET ASSETS -- 100.0%              $136,356,186
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,881,747 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,454,506.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $136,263,498      $ --           $ --
Money Market Fund         254,446        --             --
                    ------------------------------------------
Total Investments    $136,517,944      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 9          See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS -- 99.9%
             BIOTECHNOLOGY -- 14.1%
     30,211  Alexion Pharmaceuticals, Inc.
                (b)                            $  2,927,144
     55,788  Amgen, Inc. (b)                      3,171,548
     15,162  Biogen Idec, Inc. (b)                1,476,021
     29,382  Cephalon, Inc. (b)                   2,256,537
     13,115  Gilead Sciences, Inc. (b)              509,387
     66,351  Regeneron Pharmaceuticals, Inc.
                (b)                               3,391,200
     41,538  Talecris Biotherapeutics
                Holdings Corp. (b)                1,159,741
     16,614  United Therapeutics Corp. (b)        1,112,473
     46,454  Vertex Pharmaceuticals, Inc. (b)     2,555,899
                                               ------------
                                                 18,559,950
                                               ------------

             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 18.1%
     28,438  Alere, Inc. (b)                      1,056,187
     13,396  Beckman Coulter, Inc.                1,109,859
      5,610  C. R. Bard, Inc.                       598,867
     19,733  CareFusion Corp. (b)                   579,558
     32,053  Cooper (The) Cos., Inc.              2,400,770
     10,720  Covidien PLC                           596,997
     12,789  Edwards Lifesciences Corp. (b)       1,104,330
     16,784  Gen-Probe, Inc. (b)                  1,391,729
     47,101  Hill-Rom Holdings, Inc.              2,120,016
     14,419  IDEXX Laboratories, Inc. (b)         1,174,139
      1,670  Intuitive Surgical, Inc. (b)           583,999
     40,914  Kinetic Concepts, Inc. (b)           2,415,153
     56,581  Medtronic, Inc.                      2,362,257
     34,909  St. Jude Medical, Inc.               1,865,537
      9,154  Stryker Corp.                          540,086
     30,863  Teleflex, Inc.                       1,944,678
     29,559  Zimmer Holdings, Inc. (b)            1,928,725
                                               ------------
                                                 23,772,887
                                               ------------

             HEALTH CARE PROVIDERS & SERVICES
                -- 41.2%
     79,659  Aetna, Inc.                          3,296,289
     56,288  AmerisourceBergen Corp.              2,287,544
    106,491  Brookdale Senior Living, Inc.
                (b)                               2,900,815
     27,073  Cardinal Health, Inc.                1,182,819
     40,402  CIGNA Corp.                          1,892,026
     55,680  Community Health Systems, Inc.
                (b)                               1,711,046
     93,511  Coventry Health Care, Inc. (b)       3,017,600
     26,039  DaVita, Inc. (b)                     2,293,776
      8,745  Emergency Medical Services
                Corp., Class A (b)                  557,931
     32,179  Express Scripts, Inc. (b)            1,825,836
    273,568  Health Management Associates,
                Inc., Class A (b)                 3,085,847
     34,046  Health Net, Inc. (b)                 1,133,732
     31,737  Henry Schein, Inc. (b)               2,319,023
     42,626  Humana, Inc. (b)                     3,244,691


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             HEALTH CARE PROVIDERS & SERVICES
                (CONTINUED)
      6,047  Laboratory Corp. of America
                Holdings (b)                   $    583,354
     74,206  LifePoint Hospitals, Inc. (b)        3,087,712
     18,762  Lincare Holdings, Inc.                 589,502
     22,629  McKesson Corp.                       1,878,433
     26,856  MEDNAX, Inc. (b)                     1,904,628
     37,123  Omnicare, Inc.                       1,166,405
     17,283  Patterson Cos., Inc.                   599,893
     38,567  Quest Diagnostics, Inc.              2,174,407
    400,241  Tenet Healthcare Corp. (b)           2,773,670
     49,262  UnitedHealth Group, Inc.             2,425,168
     45,060  Universal Health Services, Inc.,
                Class B                           2,468,387
     22,102  VCA Antech, Inc. (b)                   543,709
     42,734  WellPoint, Inc.                      3,281,544
                                               ------------
                                                 54,225,787
                                               ------------

             HEALTH CARE TECHNOLOGY -- 4.6%
     16,092  Cerner Corp. (b)                     1,933,937
     69,097  Emdeon, Inc., Class A (b)            1,082,059
     54,407  SXC Health Solutions Corp. (b)       3,001,090
                                               ------------
                                                  6,017,086
                                               ------------

             INTERNET SOFTWARE & SERVICES --
                0.5%
     10,413  WebMD Health Corp. (b)                 602,600
                                               ------------

             LIFE SCIENCES TOOLS & SERVICES --
                6.4%
     14,888  Bio-Rad Laboratories, Inc.,
                Class A (b)                       1,862,787
     31,773  Illumina, Inc. (b)                   2,255,247
     21,231  Life Technologies Corp. (b)          1,171,951
     42,384  PerkinElmer, Inc.                    1,198,196
     32,207  Thermo Fisher Scientific, Inc.
                (b)                               1,932,098
                                               ------------
                                                  8,420,279
                                               ------------

             PHARMACEUTICALS -- 15.0%
     22,697  Abbott Laboratories                  1,181,152
     67,688  Bristol-Myers Squibb Co.             1,902,033
     84,776  Eli Lilly & Co.                      3,137,560
     46,888  Endo Pharmaceuticals Holdings,
                Inc. (b)                          1,836,134
     92,316  Forest Laboratories, Inc. (b)        3,061,198
     37,577  Johnson & Johnson                    2,469,560
     24,552  Mylan, Inc. (b)                        611,836
     27,996  Perrigo Co.                          2,529,719
     88,089  Pfizer, Inc.                         1,846,345
     23,914  Warner Chilcott PLC, Class A           551,218

Page 10          See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             PHARMACEUTICALS (CONTINUED)
      9,939  Watson Pharmaceuticals, Inc. (b)  $    616,417
                                               ------------
                                                 19,743,172
                                               ------------
             TOTAL COMMON STOCKS -- 99.9%       131,341,761
              (Cost $116,311,750)

             MONEY MARKET FUND -- 0.1%
    174,132  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (c)                             174,132
              (Cost $174,132)                  ------------

             TOTAL INVESTMENTS -- 100.0%        131,515,893
              (Cost $116,485,882) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- (0.0)%                 (71,273)
                                               ------------
             NET ASSETS -- 100.0%              $131,444,620
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing security.
(c) Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,378,221 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $348,210.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $131,341,761      $ --           $ --
Money Market Fund         174,132        --             --
                    ------------------------------------------
Total Investments    $131,515,893      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 11          See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS -- 99.8%
             AEROSPACE & DEFENSE -- 12.3%
     16,425  Alliant Techsystems, Inc.         $  1,160,426
     12,124  General Dynamics Corp.                 882,870
     11,665  Honeywell International, Inc.          714,248
      3,685  ITT Corp.                              212,956
     14,822  L-3 Communications Holdings, Inc.    1,188,576
      2,746  Lockheed Martin Corp.                  217,620
     18,501  Northrop Grumman Corp.               1,176,849
     22,813  Raytheon Co.                         1,107,571
     18,079  Spirit AeroSystems Holdings,
                Inc., Class A (b)                   444,743
     25,419  Textron, Inc.                          663,436
     11,072  TransDigm Group, Inc. (b)              922,298
                                               ------------
                                                  8,691,593
                                               ------------

             AIR FREIGHT & LOGISTICS -- 2.4%
      4,409  Expeditors International of
                Washington, Inc.                    239,277
      7,440  FedEx Corp.                            711,785
     34,396  UTI Worldwide, Inc.                    770,814
                                               ------------
                                                  1,721,876
                                               ------------

             AIRLINES -- 2.3%
     13,183  Copa Holdings SA, Class A              766,591
     55,133  Southwest Airlines Co.                 647,813
      9,611  United Continental Holdings, Inc.
                (b)                                 219,323
                                               ------------
                                                  1,633,727
                                               ------------

             COMMERCIAL SERVICES & SUPPLIES --
                7.0%
     11,062  Avery Dennison Corp.                   461,728
     15,334  Cintas Corp.                           476,121
      5,103  Copart, Inc. (b)                       231,523
     28,539  Corrections Corp. of America (b)       710,336
     14,860  Iron Mountain, Inc.                    473,291
     36,803  R.R. Donnelley & Sons Co.              694,105
     23,177  Republic Services, Inc.                732,857
      5,237  Stericycle, Inc. (b)                   478,033
      7,681  Waste Connections, Inc.                236,344
     12,435  Waste Management, Inc.                 490,685
                                               ------------
                                                  4,985,023
                                               ------------

             COMPUTERS & PERIPHERALS -- 1.4%
     31,334  Lexmark International, Inc.,
                 Class A (b)                      1,010,522
                                               ------------

             CONSTRUCTION & ENGINEERING -- 7.4%
     33,476  Aecom Technology Corp. (b)             912,556
     22,830  Chicago Bridge & Iron Co. N.V.         925,528
     12,603  Fluor Corp.                            881,454
      4,294  Jacobs Engineering Group, Inc.
                (b)                                 213,025


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             CONSTRUCTION & ENGINEERING
                (CONTINUED)
     30,725  KBR, Inc.                         $  1,178,918
     25,200  URS Corp. (b)                        1,127,700
                                               ------------
                                                  5,239,181
                                               ------------

             ELECTRICAL EQUIPMENT -- 10.3%
     21,158  AMETEK, Inc.                           974,114
      3,409  Cooper Industries PLC                  224,824
     26,802  General Cable Corp. (b)              1,299,897
     13,073  Hubbell, Inc., Class B                 914,979
     12,578  Regal-Beloit Corp.                     953,287
     12,259  Rockwell Automation, Inc.            1,068,127
      8,053  Roper Industries, Inc.                 696,504
     19,516  Thomas & Betts Corp. (b)             1,131,342
                                               ------------
                                                  7,263,074
                                               ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 6.0%
     13,416  FLIR Systems, Inc.                     472,512
     12,334  Itron, Inc. (b)                        671,340
     35,413  National Instruments Corp.           1,074,430
     22,961  Trimble Navigation Ltd. (b)          1,075,493
     59,241  Vishay Precision Group, Inc. (b)       977,476
                                               ------------
                                                  4,271,251
                                               ------------

             ENERGY EQUIPMENT & SERVICES --
                1.3%
     15,516  Tidewater, Inc.                        923,357
                                               ------------

             INDUSTRIAL CONGLOMERATES -- 3.6%
     20,842  Carlisle Cos., Inc.                  1,032,513
     11,019  General Electric Co.                   225,338
     25,917  Tyco International Ltd.              1,263,195
                                               ------------
                                                  2,521,046
                                               ------------

             IT SERVICES -- 1.7%
     12,667  Accenture PLC, Class A                 723,666
     25,771  Booz Allen Hamilton Holding
                Corp., Class A (b)                  498,411
                                               ------------
                                                  1,222,077
                                               ------------

             LIFE SCIENCES TOOLS & SERVICES --
                2.9%
     15,547  Agilent Technologies, Inc. (b)         775,951
      5,396  Mettler-Toledo International,
                Inc. (b)                          1,011,210
      2,540  Waters Corp. (b)                       248,920
                                               ------------
                                                  2,036,081
                                               ------------

             MACHINERY -- 27.9%
      4,017  AGCO Corp. (b)                         231,299
      7,616  Bucyrus International, Inc.            696,483
     10,423  Caterpillar, Inc.                    1,202,918
     19,120  CNH Global N.V. (b)                    923,496

Page 12          See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
      4,229  Cummins, Inc.                     $    508,241
      8,946  Danaher Corp.                          494,177
     11,976  Deere & Co.                          1,167,660
      7,572  Donaldson Co., Inc.                    463,634
     14,124  Dover Corp.                            960,997
     16,743  Eaton Corp.                            896,253
     11,898  Gardner Denver, Inc.                 1,028,106
     20,413  Graco, Inc.                          1,021,262
     13,154  Harsco Corp.                           468,282
     10,635  IDEX Corp.                             498,994
      4,572  Ingersoll-Rand PLC                     230,886
      4,697  Joy Global, Inc.                       474,162
     11,902  Kennametal, Inc.                       502,502
     15,282  Lincoln Electric Holdings, Inc.      1,200,860
     53,040  Manitowoc (The) Co., Inc.            1,176,958
     16,737  Navistar International Corp. (b)     1,163,556
     13,116  Oshkosh Corp. (b)                      415,253
     12,089  Pall Corp.                             706,481
     12,256  Parker Hannifin Corp.                1,155,986
      5,853  Pentair, Inc.                          235,057
      2,786  SPX Corp.                              240,850
      7,008  Toro (The) Co.                         475,913
      6,027  Trinity Industries, Inc.               218,177
     13,691  Wabtec Corp.                           977,264
                                               ------------
                                                 19,735,707
                                               ------------

             MARINE -- 1.3%
      4,840  Alexander & Baldwin, Inc.              255,068
     12,157  Kirby Corp. (b)                        690,275
                                               ------------
                                                    945,343
                                               ------------

             OFFICE ELECTRONICS -- 1.2%
     65,378  Xerox Corp.                            659,664
      5,628  Zebra Technologies Corp., Class A
                (b)                                 221,124
                                               ------------
                                                    880,788
                                               ------------

             OIL, GAS & CONSUMABLE FUELS --
                1.2%
     37,475  Frontline Ltd.                         828,572
                                               ------------

             PROFESSIONAL SERVICES -- 1.0%
      5,763  FTI Consulting, Inc. (b)               229,944
      8,374  Towers Watson & Co., Class A           480,332
                                               ------------
                                                    710,276
                                               ------------

             ROAD & RAIL -- 6.5%
     17,720  Con-way, Inc.                          689,662
     20,439  J.B. Hunt Transport Services,
                Inc.                                974,532
     21,308  Kansas City Southern (b)             1,238,208
     10,160  Landstar System, Inc.                  481,584
      3,195  Norfolk Southern Corp.                 238,603
     13,764  Ryder System, Inc.                     736,374


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             ROAD & RAIL (CONTINUED)
      2,247  Union Pacific Corp.               $    232,497
                                               ------------
                                                  4,591,460
                                               ------------

             TRADING COMPANIES & DISTRIBUTORS
                -- 2.1%
     18,007  GATX Corp.                             761,156
      6,781  MSC Industrial Direct Co., Inc.,
                Class A                             485,452
      1,606  W.W. Grainger, Inc.                    243,469
                                               ------------
                                                  1,490,077
                                               ------------
             TOTAL COMMON STOCKS -- 99.8%        70,701,031
              (Cost $63,172,841)

             MONEY MARKET FUND -- 0.2%
    115,402  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (c)                             115,402
              (Cost $115,402)                  ------------

             TOTAL INVESTMENTS -- 100.0%         70,816,433
              (Cost $63,288,243) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (30,976)
                                               ------------
             NET ASSETS -- 100.0%              $ 70,785,457
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,870,050 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $341,860.

Page 13          See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*        $70,701,031      $ --           $ --
Money Market Fund         115,402        --             --
                    ------------------------------------------
Total Investments     $70,816,433      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 14          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS -- 99.9%
              BUILDING PRODUCTS -- 6.4%
      82,816  Armstrong World Industries,
                 Inc.                          $  3,706,016
     240,494  Lennox International, Inc.         11,690,413
     275,289  Masco Corp.                         3,694,379
     585,600  Owens Corning, Inc. (b)            22,159,104
                                               ------------
                                                 41,249,912
                                               ------------

              CHEMICALS -- 38.5%
     141,054  Albemarle Corp.                     9,951,360
     364,866  Ashland, Inc.                      22,650,881
     364,230  Cabot Corp.                        16,335,715
     380,007  Celanese Corp., Class A            18,969,949
      92,432  CF Industries Holdings, Inc.       13,083,750
     232,571  Cytec Industries, Inc.             13,647,266
     223,330  Dow Chemical (The) Co.              9,154,297
     306,727  E.I. du Pont de Nemours & Co.      17,419,026
     212,185  Eastman Chemical Co.               22,756,841
      99,262  FMC Corp.                           8,762,849
     202,980  International Flavors &
                 Fragrances, Inc.                12,893,290
     157,314  Lubrizol (The) Corp.               21,161,879
     107,066  Mosaic (The) Co.                    8,014,961
     177,088  PPG Industries, Inc.               16,764,921
     161,491  RPM International, Inc.             3,795,039
     145,721  Scotts Miracle-Gro (The) Co.,
                 Class A                          8,228,865
      45,607  Sherwin-Williams (The) Co.          3,753,000
      60,223  Sigma-Aldrich Corp.                 4,250,539
     431,199  Valspar (The) Corp.                16,950,433
                                               ------------
                                                248,544,861
                                               ------------

              CONTAINERS & PACKAGING -- 16.6%
     168,163  AptarGroup, Inc.                    8,820,149
     352,727  Ball Corp.                         13,160,244
     385,397  Bemis Co., Inc.                    12,078,342
     437,024  Crown Holdings, Inc. (b)           16,344,698
     193,312  Greif, Inc., Class A               12,004,675
     126,911  Owens-Illinois, Inc. (b)            3,765,450
     437,692  Packaging Corp. of America         12,487,353
     474,326  Sealed Air Corp.                   12,223,381
     232,670  Sonoco Products Co.                 8,041,075
     360,260  Temple-Inland, Inc.                 8,476,918
                                               ------------
                                                107,402,285
                                               ------------

              MACHINERY -- 6.2%
     402,982  Timken (The) Co.                   22,724,155
     161,552  Valmont Industries, Inc.           17,011,426
                                               ------------
                                                 39,735,581
                                               ------------

              METALS & MINING -- 22.0%
     242,842  AK Steel Holding Corp.              3,946,183
   1,194,068  Alcoa, Inc.                        20,299,156
     311,222  Allegheny Technologies, Inc.       22,407,984
     296,063  Carpenter Technology Corp.         15,176,189


SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------

              METALS & MINING (CONTINUED)
     214,449  Cliffs Natural Resources, Inc.   $ 20,098,160
      40,965  Compass Minerals International,
                 Inc.                             3,998,594
      68,971  Freeport-McMoRan Copper & Gold,
                 Inc.                             3,795,474
     183,179  Nucor Corp.                         8,602,086
     364,749  Reliance Steel & Aluminum Co.      20,648,441
     259,356  Schnitzer Steel Industries,
                 Inc., Class A                   16,098,227
     204,143  Steel Dynamics, Inc.                3,713,361
      71,026  United States Steel Corp.           3,388,650
                                               ------------
                                                142,172,505
                                               ------------

              PAPER & FOREST PRODUCTS -- 8.9%
     229,620  Domtar Corp.                       21,359,252
     558,668  International Paper Co.            17,251,668
     555,888  MeadWestvaco Corp.                 18,727,867
                                               ------------
                                                 57,338,787
                                               ------------

              TRADING COMPANIES &
                 DISTRIBUTORS -- 1.3%
     130,049  Fastenal Co.                        8,724,987
                                               ------------
              TOTAL COMMON STOCKS -- 99.9%      645,168,918
               (Cost $573,711,407)

              MONEY MARKET FUND -- 0.1%
     709,525  Morgan Stanley Institutional
               Treasury Money Market Fund -
               0.01% (c)                            709,525
               (Cost $709,525)                 ------------

              TOTAL INVESTMENTS -- 100.0%       645,878,443
               (Cost $574,420,932) (d)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                 (191,817)
                                               ------------
              NET ASSETS -- 100.0%             $645,686,626
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing security.
(c) Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $74,352,313 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,894,802.

Page 15          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $645,168,918      $ --           $ --
Money Market Fund         709,525        --             --
                    ------------------------------------------
Total Investments    $645,878,443      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 16          See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------

               COMMON STOCKS -- 99.8%
               COMMUNICATIONS EQUIPMENT --
                  13.0%
      399,192  Brocade Communications
                  Systems, Inc. (b)            $  2,494,950
      157,616  Ciena Corp. (b)                    4,451,076
      108,104  EchoStar Corp., Class A (b)        4,008,496
       16,499  Harris Corp.                         876,592
      196,340  JDS Uniphase Corp. (b)             4,091,726
       58,342  Juniper Networks, Inc. (b)         2,236,249
       78,915  Polycom, Inc. (b)                  4,721,484
       14,925  QUALCOMM, Inc.                       848,337
      780,862  Tellabs, Inc.                      3,841,841
                                               ------------
                                                 27,570,751
                                               ------------

               COMPUTERS & PERIPHERALS --
                  10.0%
        7,046  Apple, Inc. (b)                    2,453,629
       56,399  Dell, Inc. (b)                       874,748
       23,078  Diebold, Inc.                        780,036
       92,468  EMC Corp. (b)                      2,620,543
      173,746  NCR Corp. (b)                      3,441,908
       35,511  SanDisk Corp. (b)                  1,745,011
      284,147  Seagate Technology                 5,006,670
      109,727  Western Digital Corp. (b)          4,367,135
                                               ------------
                                                 21,289,680
                                               ------------

               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS --
                  15.5%
       15,046  Amphenol Corp., Class A              841,222
       97,701  Arrow Electronics, Inc. (b)        4,454,188
       96,021  Avnet, Inc. (b)                    3,487,483
      274,428  AVX Corp.                          4,475,920
      198,338  Corning, Inc.                      4,153,198
      155,653  Ingram Micro, Inc., Class A
                  (b)                             2,915,381
      160,224  Jabil Circuit, Inc.                3,178,844
       97,732  Molex, Inc.                        2,638,764
       48,270  Tech Data Corp. (b)                2,564,585
      230,649  Vishay Intertechnology, Inc. (b)   4,400,783
                                               ------------
                                                 33,110,368
                                               ------------

               INTERNET SOFTWARE & SERVICES --
                  2.9%
       52,984  IAC/InterActiveCorp (b)            1,913,252
       22,600  VeriSign, Inc.                       835,296
      196,599  Yahoo!, Inc. (b)                   3,489,632
                                               ------------
                                                  6,238,180
                                               ------------

               IT SERVICES -- 9.2%
      113,462  Amdocs Ltd. (b)                    3,488,957
       30,160  Cognizant Technology Solutions
                  Corp., Class A (b)              2,500,264
       83,967  Computer Sciences Corp.            4,280,638
       30,986  DST Systems, Inc.                  1,527,920
       78,555  Gartner, Inc. (b)                  3,370,795


SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------

               IT SERVICES (CONTINUED)
       10,037  International Business
                  Machines Corp.               $  1,712,111
       48,423  Teradata Corp. (b)                 2,707,814
                                               ------------
                                                 19,588,499
                                               ------------

               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 35.6%
      190,313  Advanced Micro Devices, Inc.
                  (b)                             1,731,848
       74,361  Altera Corp.                       3,621,381
       41,561  Analog Devices, Inc.               1,675,324
      157,172  Applied Materials, Inc.            2,466,029
       73,312  Atheros Communications (b)         3,288,776
      240,160  Atmel Corp. (b)                    3,674,448
       78,940  Avago Technologies Ltd.            2,641,333
      126,679  Cypress Semiconductor Corp.
                  (b)                             2,756,535
      179,856  Fairchild Semiconductor
                  International, Inc. (b)         3,771,580
      202,862  Intel Corp.                        4,704,370
       99,013  International Rectifier Corp.
                  (b)                             3,421,889
       69,102  KLA-Tencor Corp.                   3,033,578
       57,772  Lam Research Corp. (b)             2,790,965
       95,900  Maxim Integrated Products,
                  Inc.                            2,621,906
      126,288  MEMC Electronic Materials,
                  Inc. (b)                        1,493,987
       43,059  Microchip Technology, Inc.         1,767,141
      357,043  Micron Technology, Inc. (b)        4,031,016
      114,134  National Semiconductor Corp.       2,752,912
       88,160  Novellus Systems, Inc. (b)         2,829,936
       88,661  NVIDIA Corp. (b)                   1,773,220
      165,824  ON Semiconductor Corp. (b)         1,742,810
      218,225  PMC-Sierra, Inc. (b)               1,750,165
      100,968  Skyworks Solutions, Inc. (b)       3,176,453
      229,743  Teradyne, Inc. (b)                 3,698,862
       71,037  Texas Instruments, Inc.            2,523,945
       84,071  Varian Semiconductor Equipment
                  Associates, Inc. (b)            3,525,097

       74,848  Xilinx, Inc.                       2,609,201
                                               ------------
                                                 75,874,707
                                               ------------

               SOFTWARE -- 13.6%
      149,197  Activision Blizzard, Inc.          1,699,354
       24,679  Adobe Systems, Inc. (b)              827,981
       15,101  ANSYS, Inc. (b)                      834,934
       55,657  Autodesk, Inc. (b)                 2,503,452
       16,452  BMC Software, Inc. (b)               826,384
       67,688  CA, Inc.                           1,664,448
      251,798  Cadence Design Systems, Inc.
                  (b)                             2,613,663
       11,140  Citrix Systems, Inc. (b)             939,548

Page 17          See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       70,852  Compuware Corp. (b)             $    802,753
       41,902  Electronic Arts, Inc. (b)            845,582
       62,672  Informatica Corp. (b)              3,510,259
       30,823  Intuit, Inc. (b)                   1,712,526
       33,111  MICROS Systems, Inc. (b)           1,722,434
       96,807  Microsoft Corp.                    2,518,918
       41,838  Nuance Communications, Inc.
                  (b)                               866,047
       49,047  Oracle Corp.                       1,768,144
       18,029  Red Hat, Inc. (b)                    855,837
        6,126  Salesforce.com, Inc. (b)             849,064
       44,139  Symantec Corp. (b)                   867,331
       29,596  Synopsys, Inc. (b)                   810,634
                                               ------------
                                                 29,039,293
                                               ------------
               TOTAL COMMON STOCKS -- 99.8%     212,711,478
                (Cost $191,337,470)

               MONEY MARKET FUND -- 2.0%
    4,157,538  Morgan Stanley Institutional
                Treasury Money Market Fund -
                0.01% (c)                         4,157,538
                (Cost $4,157,538)              ------------

               TOTAL INVESTMENTS -- 101.8%      216,869,016
                (Cost $195,495,008) (d)
               NET OTHER ASSETS AND
                LIABILITIES -- (1.8)%            (3,796,249)
                                               ------------
               NET ASSETS -- 100.0%            $213,072,767
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,108,458 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,734,450.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $212,711,478      $ --           $ --
Money Market Fund       4,157,538        --             --
                    ------------------------------------------
Total Investments    $216,869,016      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 18          See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 7.6%
    57,087  AT&T, Inc.                         $  1,776,547
    42,042  CenturyLink, Inc.                     1,714,473
    38,639  Frontier Communications Corp.           319,544
   216,060  Level 3 Communications, Inc. (b)        337,054
                                               ------------
                                                  4,147,618
                                               ------------

            ELECTRIC UTILITIES -- 38.1%
    39,769  American Electric Power Co., Inc.     1,450,773
    34,762  DPL, Inc.                             1,052,941
    52,497  Duke Energy Corp.                       979,069
    47,741  Edison International                  1,874,789
    25,991  Entergy Corp.                         1,812,093
    33,887  Exelon Corp.                          1,428,337
    37,678  FirstEnergy Corp.                     1,505,613
    87,255  Great Plains Energy, Inc.             1,795,708
    25,353  NextEra Energy, Inc.                  1,434,219
     9,179  Northeast Utilities                     326,772
    93,854  NV Energy, Inc.                       1,425,642
    37,466  Pepco Holdings, Inc.                    721,970
    32,659  Pinnacle West Capital Corp.           1,417,074
    37,661  PPL Corp.                             1,033,041
    20,651  Progress Energy, Inc.                   979,890
    52,895  Westar Energy, Inc.                   1,439,273
                                               ------------
                                                 20,677,204
                                               ------------

            GAS UTILITIES -- 5.8%
    17,539  AGL Resources, Inc.                     728,044
    20,491  Atmos Energy Corp.                      714,931
    15,095  Energen Corp.                           981,326
    21,238  UGI Corp.                               707,225
                                               ------------
                                                  3,131,526
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 4.8%
    20,013  Calpine Corp. (b)                       335,218
    81,098  NRG Energy, Inc. (b)                  1,962,572
    12,539  Ormat Technologies, Inc.                312,221
                                               ------------
                                                  2,610,011
                                               ------------

            MULTI-UTILITIES -- 30.2%
    24,475  Alliant Energy Corp.                    967,741
    24,893  Ameren Corp.                            729,614
    35,577  CMS Energy Corp.                        704,425
    13,776  Consolidated Edison, Inc.               718,005
    31,264  Dominion Resources, Inc.              1,451,275
    35,679  DTE Energy Co.                        1,802,860
     6,288  Integrys Energy Group, Inc.             329,240
    41,481  MDU Resources Group, Inc.               990,981
    72,861  NiSource, Inc.                        1,417,146
     6,282  OGE Energy Corp.                        334,014
    15,816  PG&E Corp.                              728,801
    55,438  Public Service Enterprise Group,
               Inc.                               1,783,440


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MULTI-UTILITIES (CONTINUED)
    35,496  SCANA Corp.                        $  1,473,794
     5,937  Sempra Energy                           327,129
    16,930  TECO Energy, Inc.                       326,241
    35,030  Vectren Corp.                         1,001,157
    10,413  Wisconsin Energy Corp.                  324,990
    39,884  Xcel Energy, Inc.                       970,378
                                               ------------
                                                 16,381,231
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 1.8%
    33,292  Southern Union Co.                      995,431
                                               ------------
            WATER UTILITIES -- 1.4%
    24,910  American Water Works Co., Inc.          731,856
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 10.2%
   107,565  MetroPCS Communications, Inc. (b)     1,810,319
     7,622  NII Holdings, Inc. (b)                  316,923
   150,590  Sprint Nextel Corp. (b)                 780,056
    51,835  Telephone and Data Systems, Inc.      1,739,583
    18,505  United States Cellular Corp. (b)        911,186
                                               ------------
                                                  5,558,067
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         54,232,944
             (Cost $49,854,016)

            MONEY MARKET FUND -- 0.0%
    11,113  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                               11,113
             (Cost $11,113)                    ------------

            TOTAL INVESTMENTS -- 99.9%           54,244,057
             (Cost $49,865,129) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     29,948
                                               ------------
            NET ASSETS -- 100.0%               $ 54,274,005
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,495,186 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $116,258.

Page 19          See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*        $54,232,944      $ --           $ --
Money Market Fund          11,113        --             --
                    ------------------------------------------
Total Investments     $54,244,057      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 20          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 2.4%
      2,932  Boeing (The) Co.                  $    233,915
     11,325  General Dynamics Corp.                 824,686
     14,522  Honeywell International, Inc.          889,182
      7,219  ITT Corp.                              417,186
     13,840  L-3 Communications Holdings,
                Inc.                              1,109,830
      2,696  Lockheed Martin Corp.                  213,658
     17,283  Northrop Grumman Corp.               1,099,372
     21,306  Raytheon Co.                         1,034,406
      2,561  United Technologies Corp.              229,414
                                               ------------
                                                  6,051,649
                                               ------------

             AIR FREIGHT & LOGISTICS -- 0.5%
      2,924  C.H. Robinson Worldwide, Inc.          234,446
      4,323  Expeditors International of
                Washington, Inc.                    234,609
      6,951  FedEx Corp.                            665,002
      2,917  United Parcel Service, Inc.,
                Class B                             218,688
                                               ------------
                                                  1,352,745
                                               ------------

             AIRLINES -- 0.2%
     51,488  Southwest Airlines Co.                 604,984
                                               ------------

             AUTOMOBILES -- 0.5%
     29,076  Ford Motor Co. (b)                     449,806
     20,406  Harley-Davidson, Inc.                  760,327
                                               ------------
                                                  1,210,133
                                               ------------

             BEVERAGES -- 0.5%
     10,688  Constellation Brands, Inc.,
                Class A (b)                         239,305
     18,491  Molson Coors Brewing Co., Class
                B                                   901,436
                                               ------------
                                                  1,140,741
                                               ------------

             BIOTECHNOLOGY -- 1.1%
     20,278  Amgen, Inc. (b)                      1,152,804
      5,907  Biogen Idec, Inc. (b)                  575,046
     11,442  Cephalon, Inc. (b)                     878,746
      5,107  Gilead Sciences, Inc. (b)              198,356
                                               ------------
                                                  2,804,952
                                               ------------

             CAPITAL MARKETS -- 1.9%
     14,196  Ameriprise Financial, Inc.             881,004
     14,513  Bank of New York Mellon (The)
                Corp.                               420,297
      8,103  Federated Investors, Inc., Class
                B                                   208,895
      3,466  Franklin Resources, Inc.               447,530
      4,104  Goldman Sachs Group (The), Inc.        619,745
     16,961  Invesco Ltd.                           421,820
     34,766  Janus Capital Group, Inc.              423,102
      6,007  Legg Mason, Inc.                       223,160
     23,803  Morgan Stanley                         622,448


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             CAPITAL MARKETS (CONTINUED)
      6,527  T. Rowe Price Group, Inc.         $    419,360
                                               ------------
                                                  4,687,361

             CHEMICALS -- 2.7%
      4,807  Air Products and Chemicals, Inc.       459,165
      6,339  CF Industries Holdings, Inc.           897,285
     11,484  Dow Chemical (The) Co.                 470,729
     15,773  E.I. du Pont de Nemours & Co.          895,749
     10,913  Eastman Chemical Co.                 1,170,419
      7,657  FMC Corp.                              675,960
     10,438  International Flavors &
                Fragrances, Inc.                    663,022
     11,383  PPG Industries, Inc.                 1,077,629
      2,133  Praxair, Inc.                          226,994
      2,581  Sherwin-Williams (The) Co.             212,390
                                               ------------
                                                  6,749,342
                                               ------------

             COMMERCIAL BANKS -- 0.9%
     65,290  Huntington Bancshares, Inc.            443,319
     73,231  KeyCorp                                634,913
      2,450  M&T Bank Corp.                         216,507
     10,324  PNC Financial Services Group,
                Inc.                                643,598
      6,838  Wells Fargo & Co.                      199,054
                                               ------------
                                                  2,137,391
                                               ------------

             COMMERCIAL SERVICES & SUPPLIES --
                1.7%
     15,497  Avery Dennison Corp.                   646,845
     14,322  Cintas Corp.                           444,698
     20,823  Iron Mountain, Inc.                    663,213
     34,371  R.R. Donnelley & Sons Co.              648,237
     21,647  Republic Services, Inc.                684,478
      7,334  Stericycle, Inc. (b)                   669,447
     11,610  Waste Management, Inc.                 458,131
                                               ------------
                                                  4,215,049
                                               ------------

             COMMUNICATIONS EQUIPMENT -- 2.2%
     50,557  Cisco Systems, Inc.                    887,781
     21,851  Harris Corp.                         1,160,943
     52,006  JDS Uniphase Corp. (b)               1,083,805
     20,605  Juniper Networks, Inc. (b)             789,790
      7,907  QUALCOMM, Inc.                         449,434
    206,835  Tellabs, Inc.                        1,017,628
                                               ------------
                                                  5,389,381
                                               ------------

             COMPUTERS & PERIPHERALS -- 2.1%
      1,866  Apple, Inc. (b)                        649,797
     29,878  Dell, Inc. (b)                         463,408
     32,657  EMC Corp. (b)                          925,499
     26,454  Hewlett-Packard Co.                  1,067,948

Page 21          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             COMPUTERS & PERIPHERALS
                (CONTINUED)
     29,260  Lexmark International, Inc.,
                Class A (b)                    $    943,635
      9,406  SanDisk Corp. (b)                      462,211
     17,438  Western Digital Corp. (b)              694,033
                                               ------------
                                                  5,206,531
                                               ------------

             CONSTRUCTION & ENGINEERING --
                0.4%
     11,771  Fluor Corp.                            823,264
      9,664  Quanta Services, Inc. (b)              209,515
                                               ------------
                                                  1,032,779
                                               ------------

             CONSUMER FINANCE -- 0.5%
      4,795  American Express Co.                   235,339
     16,687  Capital One Financial Corp.            913,279
                                               ------------
                                                  1,148,618
                                               ------------

             CONTAINERS & PACKAGING -- 0.9%
     24,185  Ball Corp.                             902,342
     19,820  Bemis Co., Inc.                        621,159
      7,180  Owens-Illinois, Inc. (b)               213,031
     24,392  Sealed Air Corp.                       628,582
                                               ------------
                                                  2,365,114
                                               ------------

             DISTRIBUTORS -- 0.1%
      4,041  Genuine Parts Co.                      217,002
                                               ------------

             DIVERSIFIED CONSUMER SERVICES --
                0.2%
      3,936  DeVry, Inc.                            208,215
     12,949  H&R Block, Inc.                        223,888
                                               ------------
                                                    432,103
                                               ------------

             DIVERSIFIED FINANCIAL SERVICES --
                2.0%
    147,124  Citigroup, Inc. (b)                    675,299
        718  CME Group, Inc.                        212,363
     14,106  JPMorgan Chase & Co.                   643,657
     28,871  Leucadia National Corp.              1,116,153
     19,177  Moody's Corp.                          750,588
     33,555  NASDAQ OMX Group (The), Inc. (b)       909,340
     18,490  NYSE Euronext                          740,524
                                               ------------
                                                  5,047,924
                                               ------------

             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.2%
     35,419  AT&T, Inc.                           1,102,239
     26,085  CenturyLink, Inc.                    1,063,747
     52,741  Frontier Communications Corp.          436,168
     11,249  Verizon Communications, Inc.           424,987
                                               ------------
                                                  3,027,141
                                               ------------


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             ELECTRIC UTILITIES -- 4.4%
     24,674  American Electric Power Co.,
                Inc.                           $    900,107
     47,771  Duke Energy Corp.                      890,929
     29,621  Edison International                 1,163,217
     16,125  Entergy Corp.                        1,124,235
     21,024  Exelon Corp.                           886,162
     23,377  FirstEnergy Corp.                      934,145
     15,730  NextEra Energy, Inc.                   889,846
     12,529  Northeast Utilities                    446,032
     34,868  Pepco Holdings, Inc.                   671,906
     20,263  Pinnacle West Capital Corp.            879,212
     34,271  PPL Corp.                              940,054
     18,792  Progress Energy, Inc.                  891,680
     11,375  Southern Co.                           444,080
                                               ------------
                                                 11,061,605
                                               ------------

             ELECTRICAL EQUIPMENT -- 0.8%
      3,710  Emerson Electric Co.                   225,419
     11,451  Rockwell Automation, Inc.              997,726
     10,028  Roper Industries, Inc.                 867,322
                                               ------------
                                                  2,090,467
                                               ------------

             ELECTRONIC EQUIPMENT,
                INSTRUMENTS & COMPONENTS --
                1.3%
      3,985  Amphenol Corp., Class A                222,801
     52,536  Corning, Inc.                        1,100,104
     18,790  FLIR Systems, Inc.                     661,784
     21,220  Jabil Circuit, Inc.                    421,005
     34,516  Molex, Inc.                            931,932
                                               ------------
                                                  3,337,626
                                               ------------

             ENERGY EQUIPMENT & SERVICES --
                3.1%
     14,760  Baker Hughes, Inc.                   1,142,572
     15,185  Cameron International Corp. (b)        800,553
      4,589  FMC Technologies, Inc. (b)             213,297
     21,746  Halliburton Co.                      1,097,738
     15,778  Helmerich & Payne, Inc.              1,046,712
     14,270  Nabors Industries Ltd. (b)             437,233
      8,203  National Oilwell Varco, Inc.           629,088
     23,758  Noble Corp.                          1,021,831
      9,813  Rowan Cos., Inc. (b)                   409,202
      9,297  Schlumberger Ltd.                      834,406
                                               ------------
                                                  7,632,632
                                               ------------

             FOOD & STAPLES RETAILING -- 2.1%
     25,264  CVS Caremark Corp.                     915,567
     27,129  Kroger (The) Co.                       659,506
     36,834  Safeway, Inc.                          895,435
     15,650  Sysco Corp.                            452,441
     10,801  Walgreen Co.                           461,419
     16,659  Wal-Mart Stores, Inc.                  915,912

Page 22          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             FOOD & STAPLES RETAILING
                (CONTINUED)
     16,446  Whole Foods Market, Inc.          $  1,032,151
                                               ------------
                                                  5,332,431
                                               ------------

             FOOD PRODUCTS -- 2.7%
     30,098  Archer-Daniels-Midland Co.           1,114,228
      6,547  Campbell Soup Co.                      219,914
     18,253  ConAgra Foods, Inc.                    446,286
     65,029  Dean Foods Co. (b)                     727,674
     11,861  General Mills, Inc.                    457,597
      7,977  Hershey (The) Co.                      460,353
     31,144  Hormel Foods Corp.                     915,945
      6,073  J.M. Smucker (The) Co.                 455,900
      6,912  Kraft Foods, Inc., Class A             232,105
      4,532  McCormick & Co., Inc.                  222,612
     24,535  Sara Lee Corp.                         471,072
     56,478  Tyson Foods, Inc., Class A           1,123,912
                                               ------------
                                                  6,847,598
                                               ------------

             GAS UTILITIES -- 0.2%
      8,073  Nicor, Inc.                            447,486
                                               ------------

             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.5%
      2,723  Becton, Dickinson & Co.                234,015
      2,182  C. R. Bard, Inc.                       232,929
      4,173  Covidien PLC                           232,394
      4,983  Edwards Lifesciences Corp. (b)         430,282
        650  Intuitive Surgical, Inc. (b)           227,305
     22,034  Medtronic, Inc.                        919,919
     12,686  St. Jude Medical, Inc.                 677,940
      3,565  Stryker Corp.                          210,335
      7,163  Zimmer Holdings, Inc. (b)              467,386
                                               ------------
                                                  3,632,505
                                               ------------

             HEALTH CARE PROVIDERS & SERVICES
                -- 4.4%
     28,956  Aetna, Inc.                          1,198,199
     27,397  AmerisourceBergen Corp.              1,113,414
      5,270  Cardinal Health, Inc.                  230,246
     24,476  CIGNA Corp.                          1,146,211
     33,986  Coventry Health Care, Inc. (b)       1,096,728
     10,140  DaVita, Inc. (b)                       893,233
     11,693  Express Scripts, Inc. (b)              663,461
     12,398  Humana, Inc. (b)                       943,736
      2,352  Laboratory Corp. of America
                Holdings (b)                        226,897
     11,267  Quest Diagnostics, Inc.                635,234
    116,383  Tenet Healthcare Corp. (b)             806,534
     19,183  UnitedHealth Group, Inc.               944,379
     15,530  WellPoint, Inc.                      1,192,549
                                               ------------
                                                 11,090,821
                                               ------------


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             HEALTH CARE TECHNOLOGY -- 0.3%
      5,848  Cerner Corp. (b)                  $    702,813
                                               ------------

             HOTELS, RESTAURANTS & LEISURE --
                1.5%
     22,603  Carnival Corp.                         860,496
      4,412  Darden Restaurants, Inc.               207,232
     23,465  Starbucks Corp.                        849,198
      6,815  Wyndham Worldwide Corp.                235,867
      8,517  Wynn Resorts Ltd.                    1,253,277
      4,219  Yum! Brands, Inc.                      226,307
                                               ------------
                                                  3,632,377
                                               ------------

             HOUSEHOLD DURABLES -- 1.2%
      3,502  Fortune Brands, Inc.                   227,910
      9,259  Harman International Industries,
                Inc.                                449,339
      8,848  Leggett & Platt, Inc.                  232,614
     14,149  Stanley Black & Decker, Inc.         1,027,925
     12,697  Whirlpool Corp.                      1,094,228
                                               ------------
                                                  3,032,016
                                               ------------

             HOUSEHOLD PRODUCTS -- 0.4%
      6,643  Kimberly-Clark Corp.                   438,837
      7,038  Procter & Gamble (The) Co.             456,766
                                               ------------
                                                    895,603
                                               ------------

             INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 0.6%
     16,674  AES (The) Corp. (b)                    220,764
     50,317  NRG Energy, Inc. (b)                 1,217,671
                                               ------------
                                                  1,438,435
                                               ------------

             INDUSTRIAL CONGLOMERATES -- 0.6%
      4,636  3M Co.                                 450,665
     10,811  General Electric Co.                   221,085
     19,367  Tyco International Ltd.                943,948
                                               ------------
                                                  1,615,698
                                               ------------

             INSURANCE -- 3.8%
     16,751  ACE Ltd.                             1,126,505
      4,107  Aflac, Inc.                            230,772
     30,843  American International Group,
                Inc. (b)                            960,759
      5,628  Assurant, Inc.                         223,432
     17,678  Chubb (The) Corp.                    1,152,429
      6,608  Cincinnati Financial Corp.             209,341
     32,196  Hartford Financial Services
                Group (The), Inc.                   932,718
     14,432  Lincoln National Corp.                 450,711
      5,031  Loews Corp.                            222,672
      6,750  Principal Financial Group, Inc.        227,813
     10,259  Progressive (The) Corp.                225,083
     10,560  Prudential Financial, Inc.             669,715
      9,782  Torchmark Corp.                        654,611

Page 23          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
     18,221  Travelers (The) Cos., Inc.        $  1,153,025
     24,773  Unum Group                             655,989
     17,623  XL Group PLC                           430,354
                                               ------------
                                                  9,525,929
                                               ------------

             INTERNET & CATALOG RETAIL -- 1.1%
      2,407  Amazon.com, Inc. (b)                   472,976
      4,567  Netflix, Inc. (b)                    1,062,604
      2,140  priceline.com, Inc. (b)              1,170,601
                                               ------------
                                                  2,706,181
                                               ------------

             INTERNET SOFTWARE & SERVICES --
                0.6%
      6,984  eBay, Inc. (b)                         240,250
      5,987  VeriSign, Inc.                         221,279
     52,076  Yahoo!, Inc. (b)                       924,349
                                               ------------
                                                  1,385,878
                                               ------------

             IT SERVICES -- 2.4%
      4,225  Automatic Data Processing, Inc.        229,629
     10,652  Cognizant Technology Solutions
                Corp., Class A (b)                  883,051
     22,242  Computer Sciences Corp.              1,133,897
     13,262  Fidelity National Information
                Services, Inc.                      438,972
      3,456  Fiserv, Inc. (b)                       211,887
      2,658  International Business Machines
                Corp.                               453,402
     51,244  SAIC, Inc. (b)                         891,646
     17,101  Teradata Corp. (b)                     956,288
     36,087  Total System Services, Inc.            680,240
     10,437  Western Union Co.                      221,786
                                               ------------
                                                  6,100,798
                                               ------------

             LEISURE EQUIPMENT & PRODUCTS --
                0.3%
     26,085  Mattel, Inc.                           696,991
                                               ------------

             LIFE SCIENCES TOOLS & SERVICES --
                0.9%
     14,522  Agilent Technologies, Inc. (b)         724,793
      8,251  PerkinElmer, Inc.                      233,256
     11,706  Thermo Fisher Scientific, Inc.
                (b)                                 702,243
      4,988  Waters Corp. (b)                       488,824
                                               ------------
                                                  2,149,116
                                               ------------

             MACHINERY -- 4.1%
      9,733  Caterpillar, Inc.                    1,123,285
      5,932  Cummins, Inc.                          712,908
     12,529  Danaher Corp.                          692,102
     11,186  Deere & Co.                          1,090,635
     13,189  Dover Corp.                            897,380
     15,639  Eaton Corp.                            837,156
      8,070  Illinois Tool Works, Inc.              471,369

SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------------------------

             MACHINERY (CONTINUED)
     13,461  Ingersoll-Rand PLC                $    679,780
      6,581  Joy Global, Inc.                       664,352
      4,140  PACCAR, Inc.                           219,875
     15,051  Pall Corp.                             879,580
     11,447  Parker Hannifin Corp.                1,079,681
     14,436  Snap-on, Inc.                          891,712
                                               ------------
                                                 10,239,815
                                               ------------

             MEDIA -- 3.8%
     12,526  Cablevision Systems Corp., Class
                A                                   441,291
      8,657  CBS Corp., Class B                     218,330
     26,306  Comcast Corp., Class A                 690,269
     13,895  DIRECTV, Class A (b)                   675,158
     71,163  Gannett Co., Inc.                    1,071,715
     86,223  Interpublic Group of Cos. (The),
                Inc.                              1,013,120
      5,502  McGraw-Hill (The) Cos., Inc.           222,666
     49,377  News Corp., Class A                    879,898
     13,255  Omnicom Group, Inc.                    652,014
      9,116  Time Warner Cable, Inc.                712,233
     18,215  Time Warner, Inc.                      689,620
      9,319  Viacom, Inc., Class B                  476,760
     15,091  Walt Disney (The) Co.                  650,422
      2,477  Washington Post (The) Co., Class
                B                                 1,079,724
                                               ------------
                                                  9,473,220
                                               ------------

             METALS & MINING -- 1.3%
     12,281  Alcoa, Inc.                            208,777
     16,005  Allegheny Technologies, Inc.         1,152,360
     11,028  Cliffs Natural Resources, Inc.       1,033,544
      7,805  Freeport-McMoRan Copper & Gold,
                Inc.                                429,509
      8,037  United States Steel Corp.              383,446
                                               ------------
                                                  3,207,636
                                               ------------

             MULTILINE RETAIL -- 2.3%
     19,965  Big Lots, Inc. (b)                     820,761
     12,671  Family Dollar Stores, Inc.             686,895
     12,073  J. C. Penney Co., Inc.                 464,207
     16,347  Kohl's Corp.                           861,650
     35,740  Macy's, Inc.                           854,543
      9,660  Nordstrom, Inc.                        459,333
      7,868  Sears Holdings Corp. (b)               676,412
     17,338  Target Corp.                           851,296
                                               ------------
                                                  5,675,097
                                               ------------

             MULTI-UTILITIES -- 4.7%
     23,166  Ameren Corp.                           678,995
     24,689  CenterPoint Energy, Inc.               459,215
     33,111  CMS Energy Corp.                       655,598
     12,821  Consolidated Edison, Inc.              668,231
     24,247  Dominion Resources, Inc.             1,125,546

Page 24          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             MULTI-UTILITIES (CONTINUED)
     22,137  DTE Energy Co.                    $  1,118,583
     12,875  Integrys Energy Group, Inc.            674,135
     45,206  NiSource, Inc.                         879,257
     19,626  PG&E Corp.                             904,366
     34,396  Public Service Enterprise Group,
                Inc.                              1,106,519
     22,023  SCANA Corp.                            914,395
     12,155  Sempra Energy                          669,740
     34,663  TECO Energy, Inc.                      667,956
     14,214  Wisconsin Energy Corp.                 443,619
     36,293  Xcel Energy, Inc.                      883,009
                                               ------------
                                                 11,849,164
                                               ------------

             OFFICE ELECTRONICS -- 0.2%
     61,060  Xerox Corp.                            616,095
                                               ------------

             OIL, GAS & CONSUMABLE FUELS --
                8.7%
      5,292  Anadarko Petroleum Corp.               417,751
      8,278  Apache Corp.                         1,104,037
      8,184  Cabot Oil & Gas Corp.                  460,596
     32,333  Chesapeake Energy Corp.              1,088,652
     10,089  Chevron Corp.                        1,104,140
     13,572  ConocoPhillips                       1,071,238
     12,126  CONSOL Energy, Inc.                    655,895
     44,419  Denbury Resources, Inc. (b)          1,002,537
      9,448  Devon Energy Corp.                     859,768
     36,127  El Paso Corp.                          701,225
      7,317  EOG Resources, Inc.                    826,162
      4,343  EQT Corp.                              228,485
     10,306  Exxon Mobil Corp.                      906,928
     12,720  Hess Corp.                           1,093,411
     20,330  Marathon Oil Corp.                   1,098,633
     12,683  Massey Energy Co.                      865,488
     14,762  Murphy Oil Corp.                     1,143,760
      8,555  Newfield Exploration Co. (b)           605,694
      6,728  Noble Energy, Inc.                     647,705
      6,224  Occidental Petroleum Corp.             711,341
     12,049  Peabody Energy Corp.                   805,114
      8,507  Pioneer Natural Resources Co.          869,671
     16,041  QEP Resources, Inc.                    685,432
      7,416  Range Resources Corp.                  418,633
     10,090  Southwestern Energy Co. (b)            442,547
      7,975  Spectra Energy Corp.                   231,594
      9,509  Sunoco, Inc.                           405,654
     16,159  Tesoro Corp. (b)                       438,232
     29,076  Valero Energy Corp.                    822,851
                                               ------------
                                                 21,713,174
                                               ------------

             PAPER & FOREST PRODUCTS -- 0.3%
     21,547  International Paper Co.                665,371
                                               ------------


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             PERSONAL PRODUCTS -- 0.3%
      8,998  Estee Lauder (The) Cos., Inc.,
                Class A                        $    872,806
                                               ------------

             PHARMACEUTICALS -- 1.7%
     16,403  Bristol-Myers Squibb Co.               460,924
     33,555  Forest Laboratories, Inc. (b)        1,112,684
     14,634  Johnson & Johnson                      961,746
      9,561  Mylan, Inc. (b)                        238,260
     21,345  Pfizer, Inc.                           447,391
     15,480  Watson Pharmaceuticals, Inc. (b)       960,070
                                               ------------
                                                  4,181,075
                                               ------------

             PROFESSIONAL SERVICES -- 0.1%
      5,579  Equifax, Inc.                          209,380
                                               ------------

             REAL ESTATE INVESTMENT TRUSTS --
                0.5%
      3,842  Equity Residential                     229,444
      4,133  Health Care REIT, Inc.                 222,231
     35,246  Weyerhaeuser Co.                       811,011
                                               ------------
                                                  1,262,686
                                               ------------

             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.4%
     40,593  CB Richard Ellis Group, Inc.,
                Class A (b)                       1,084,239
                                               ------------

             ROAD & RAIL -- 1.1%
     13,789  CSX Corp.                            1,085,056
      6,258  Norfolk Southern Corp.                 467,348
     12,851  Ryder System, Inc.                     687,529
      4,409  Union Pacific Corp.                    456,199
                                               ------------
                                                  2,696,132
                                               ------------

             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 5.3%
     50,410  Advanced Micro Devices, Inc. (b)       458,731
     24,621  Altera Corp.                         1,199,043
     11,009  Analog Devices, Inc.                   443,773
     55,509  Applied Materials, Inc.                870,936
      2,695  First Solar, Inc. (b)                  376,141
     53,734  Intel Corp.                          1,246,092
     22,880  KLA-Tencor Corp.                     1,004,432
    127,507  LSI Corp. (b)                          934,626
     17,108  Microchip Technology, Inc.             702,112
     94,574  Micron Technology, Inc. (b)          1,067,741
     45,348  National Semiconductor Corp.         1,093,794
     29,190  Novellus Systems, Inc. (b)             936,999
     23,484  NVIDIA Corp. (b)                       469,680
     60,854  Teradyne, Inc. (b)                     979,749
     18,817  Texas Instruments, Inc.                668,568
     19,826  Xilinx, Inc.                           691,134
                                               ------------
                                                 13,143,551
                                               ------------


Page 25          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             SOFTWARE -- 1.8%
      6,537  Adobe Systems, Inc. (b)           $    219,316
     19,657  Autodesk, Inc. (b)                     884,172
      4,358  BMC Software, Inc. (b)                 218,902
     17,929  CA, Inc.                               440,874
      2,951  Citrix Systems, Inc. (b)               248,887
     18,767  Compuware Corp. (b)                    212,630
     11,099  Electronic Arts, Inc. (b)              223,978
      8,165  Intuit, Inc. (b)                       453,648
     19,487  Oracle Corp.                           702,507
      4,775  Red Hat, Inc. (b)                      226,669
      3,246  Salesforce.com, Inc. (b)               449,896
     11,691  Symantec Corp. (b)                     229,728
                                               ------------
                                                  4,511,207
                                               ------------

             SPECIALTY RETAIL -- 4.5%
     11,079  Abercrombie & Fitch Co., Class A       784,393
      1,585  AutoZone, Inc. (b)                     447,572
     37,737  Best Buy Co., Inc.                   1,178,149
     20,259  CarMax, Inc. (b)                       702,987
     48,126  GameStop Corp., Class A (b)          1,235,876
     47,830  Gap (The), Inc.                      1,111,569
      5,849  Home Depot (The), Inc.                 217,232
     26,370  Limited Brands, Inc.                 1,085,389
     24,604  Lowe's Cos., Inc.                      645,855
      3,772  O'Reilly Automotive, Inc. (b)          222,774
     72,206  RadioShack Corp.                     1,141,577
     12,191  Ross Stores, Inc.                      898,355
     33,485  Staples, Inc.                          707,873
      7,056  Tiffany & Co.                          489,969
      8,717  TJX (The) Cos., Inc.                   467,406
                                               ------------
                                                 11,336,976
                                               ------------

             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.7%
      4,165  Coach, Inc.                            249,109
      7,012  Polo Ralph Lauren Corp.                916,959
      6,600  VF Corp.                               663,696
                                               ------------
                                                  1,829,764
                                               ------------

             THRIFTS & MORTGAGE FINANCE --
                0.3%
     67,179  Hudson City Bancorp, Inc.              640,216
                                               ------------

             TOBACCO -- 0.4%
      4,563  Lorillard, Inc.                        485,960
      3,303  Philip Morris International,
                Inc.                                229,360
      6,101  Reynolds American, Inc.                226,408
                                               ------------
                                                    941,728
                                               ------------

             TRADING COMPANIES & DISTRIBUTORS
                -- 0.4%
      6,687  Fastenal Co.                           448,631


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             TRADING COMPANIES & DISTRIBUTORS
                (CONTINUED)
      3,149  W.W. Grainger, Inc.               $    477,388
                                               ------------
                                                    926,019
                                               ------------

             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.8%
     66,738  MetroPCS Communications, Inc.
                (b)                               1,123,201
    186,864  Sprint Nextel Corp. (b)                967,955
                                               ------------
                                                  2,091,156
                                               ------------
             TOTAL COMMON STOCKS -- 99.9%       249,342,453
              (Cost $226,335,933)

             MONEY MARKET FUND -- 0.1%
    238,376  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (c)                             238,376
              (Cost $238,376)                  ------------

             TOTAL INVESTMENTS -- 100.0%        249,580,829
              (Cost $226,574,309) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (80,423)
                                               ------------
             NET ASSETS -- 100.0%              $249,500,406
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,557,807 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,551,287.


PAGE>


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
APRIL 30, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $249,342,453      $ --           $ --
Money Market Fund        $238,376        --             --
                    ------------------------------------------
Total Investments    $249,580,829      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 26          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 0.5%
     18,303  Alliant Techsystems, Inc.         $  1,293,107
                                               ------------
             AIRLINES -- 1.1%
     69,446  AirTran Holdings, Inc. (b)             521,539
     16,318  Alaska Air Group, Inc. (b)           1,074,867
    165,030  JetBlue Airways Corp. (b)              934,070
                                               ------------
                                                  2,530,476
                                               ------------

             AUTO COMPONENTS -- 0.9%
     16,231  BorgWarner, Inc. (b)                 1,253,682
     25,654  Gentex Corp.                           804,253
                                               ------------
                                                  2,057,935
                                               ------------

             AUTOMOBILES -- 0.2%
     15,503  Thor Industries, Inc.                  480,748
                                               ------------

             BEVERAGES -- 0.2%
      8,590  Hansen Natural Corp. (b)               568,229
                                               ------------

             BIOTECHNOLOGY -- 0.5%
      3,861  United Therapeutics Corp. (b)          258,532
     16,193  Vertex Pharmaceuticals, Inc. (b)       890,939
                                               ------------
                                                  1,149,471
                                               ------------

             BUILDING PRODUCTS -- 0.2%
      9,841  Lennox International, Inc.             478,371
                                               ------------

             CAPITAL MARKETS -- 0.6%
      7,097  Affiliated Managers Group, Inc.
                (b)                                 774,141
     10,832  SEI Investments Co.                    241,879
     12,740  Waddell & Reed Financial, Inc.,
                Class A                             522,467
                                               ------------
                                                  1,538,487
                                               ------------

             CHEMICALS -- 3.7%
      8,658  Albemarle Corp.                        610,822
     17,915  Ashland, Inc.                        1,112,163
     22,354  Cabot Corp.                          1,002,577
      4,760  Cytec Industries, Inc.                 279,317
      7,723  Lubrizol (The) Corp.                 1,038,898
     15,101  Minerals Technologies, Inc.          1,026,868
      8,175  NewMarket Corp.                      1,506,816
     11,287  Olin Corp.                             290,527
     10,902  RPM International, Inc.                256,197
      4,470  Scotts Miracle-Gro (The) Co.,
                Class A                             252,421
     21,655  Sensient Technologies Corp.            820,508
     13,233  Valspar (The) Corp.                    520,189
                                               ------------
                                                  8,717,303
                                               ------------

             COMMERCIAL BANKS -- 1.8%
      5,411  Bank of Hawaii Corp.                   264,003
      6,396  Commerce Bancshares, Inc.              272,214
     15,165  FirstMerit Corp.                       264,932
     23,284  Fulton Financial Corp.                 271,957
     42,313  International Bancshares Corp.         745,555


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMERCIAL BANKS (CONTINUED)
      6,050  Prosperity Bancshares, Inc.       $    277,392
      9,088  SVB Financial Group (b)                549,279
     32,622  TCF Financial Corp.                    508,577
     22,091  Trustmark Corp.                        513,395
     24,144  Webster Financial Corp.                519,579
                                               ------------
                                                  4,186,883
                                               ------------

             COMMERCIAL SERVICES & SUPPLIES --
                2.2%
      7,813  Brink's (The) Co.                      257,907
     13,111  Clean Harbors, Inc. (b)              1,291,434
     11,941  Copart, Inc. (b)                       541,763
     31,807  Corrections Corp. of America (b)       791,676
     29,242  Deluxe Corp.                           791,873
     28,230  Herman Miller, Inc.                    734,545
     12,743  Rollins, Inc.                          267,221
     17,970  Waste Connections, Inc.                552,937
                                               ------------
                                                  5,229,356
                                               ------------

             COMMUNICATIONS EQUIPMENT -- 2.1%
     18,279  ADTRAN, Inc.                           754,374
     49,823  Ciena Corp. (b)                      1,407,002
     14,130  Plantronics, Inc.                      523,799
     24,946  Polycom, Inc. (b)                    1,492,519
     20,614  Riverbed Technology, Inc. (b)          724,376
                                               ------------
                                                  4,902,070
                                               ------------

             CONSTRUCTION & ENGINEERING --
                1.1%
     37,315  Aecom Technology Corp. (b)           1,017,207
      6,850  KBR, Inc.                              262,835
     28,087  URS Corp. (b)                        1,256,893
                                               ------------
                                                  2,536,935
                                               ------------

             CONTAINERS & PACKAGING -- 2.2%
     15,481  AptarGroup, Inc.                       811,979
     11,864  Greif, Inc., Class A                   736,754
     26,864  Packaging Corp. of America             766,430
     18,649  Rock-Tenn Co., Class A               1,288,086
      6,782  Silgan Holdings, Inc.                  311,023
     21,421  Sonoco Products Co.                    740,310
     22,110  Temple-Inland, Inc.                    520,248
                                               ------------
                                                  5,174,830
                                               ------------

             DISTRIBUTORS -- 0.2%
     21,467  LKQ Corp. (b)                          541,398
                                               ------------

             DIVERSIFIED CONSUMER SERVICES --
                2.1%
     56,930  Career Education Corp. (b)           1,241,643
      3,587  ITT Educational Services, Inc.
                (b)                                 257,296
     13,420  Matthews International Corp.,
                Class A                             538,679

Page 27          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             DIVERSIFIED CONSUMER SERVICES
                (CONTINUED)
     72,911  Regis Corp.                       $  1,239,487
     70,169  Service Corp. International            825,889
     19,671  Sotheby's                              993,779
                                               ------------
                                                  5,096,773
                                               ------------

             ELECTRIC UTILITIES -- 3.6%
     37,720  Cleco Corp.                          1,323,972
     37,749  DPL, Inc.                            1,143,417
     64,607  Great Plains Energy, Inc.            1,329,612
     20,860  Hawaiian Electric Industries,
                Inc.                                531,721
     33,948  IDACORP, Inc.                        1,331,101
     86,866  NV Energy, Inc.                      1,319,495
     34,678  PNM Resources, Inc.                    531,614
     39,164  Westar Energy, Inc.                  1,065,653
                                               ------------
                                                  8,576,585
                                               ------------

             ELECTRICAL EQUIPMENT -- 1.6%
      8,845  Acuity Brands, Inc.                    520,086
     17,690  AMETEK, Inc.                           814,448
     10,926  Hubbell, Inc., Class B                 764,711
     10,512  Regal-Beloit Corp.                     796,704
     17,400  Thomas & Betts Corp. (b)             1,008,678
                                               ------------
                                                  3,904,627
                                               ------------

             ELECTRONIC EQUIPMENT,
                INSTRUMENTS & COMPONENTS --
                3.9%
     30,886  Arrow Electronics, Inc. (b)          1,408,093
     37,942  Avnet, Inc. (b)                      1,378,053
     61,504  Ingram Micro, Inc., Class A (b)      1,151,970
     13,751  Itron, Inc. (b)                        748,467
     39,472  National Instruments Corp.           1,197,580
     20,343  Tech Data Corp. (b)                  1,080,824
     20,472  Trimble Navigation Ltd. (b)            958,908
     72,911  Vishay Intertechnology, Inc. (b)     1,391,142
                                               ------------
                                                  9,315,037
                                               ------------

             ENERGY EQUIPMENT & SERVICES --
                2.9%
     16,716  Atwood Oceanics, Inc. (b)              751,050
     32,706  Exterran Holdings, Inc. (b)            710,047
     30,078  Helix Energy Solutions Group,
                Inc. (b)                            569,377
      8,677  Oceaneering International, Inc.
                (b)                                 758,543
     17,602  Patterson-UTI Energy, Inc.             547,598
      6,022  Pride International, Inc. (b)          264,426
     31,549  Superior Energy Services, Inc.
                (b)                               1,212,113
     17,289  Tidewater, Inc.                      1,028,868
     16,701  Unit Corp. (b)                       1,052,497
                                               ------------
                                                  6,894,519
                                               ------------


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             FOOD & STAPLES RETAILING -- 0.9%
     15,895  BJ's Wholesale Club, Inc. (b)     $    815,732
     33,518  Ruddick Corp.                        1,391,667
                                               ------------
                                                  2,207,399
                                               ------------

             FOOD PRODUCTS -- 2.6%
     24,960  Corn Products International,
                Inc.                              1,375,296
     19,000  Flowers Foods, Inc.                    580,640
     20,019  Green Mountain Coffee Roasters,
                Inc. (b)                          1,340,472
      8,539  Lancaster Colony Corp.                 521,819
     15,120  Ralcorp Holdings, Inc. (b)           1,176,336
     53,761  Smithfield Foods, Inc. (b)           1,266,609
                                               ------------
                                                  6,261,172
                                               ------------

             GAS UTILITIES -- 2.2%
     19,480  AGL Resources, Inc.                    808,615
     30,343  Atmos Energy Corp.                   1,058,667
     16,393  Energen Corp.                        1,065,709
      3,496  National Fuel Gas Co.                  256,257
     29,649  Questar Corp.                          520,933
     23,587  UGI Corp.                              785,447
     19,899  WGL Holdings, Inc.                     786,408
                                               ------------
                                                  5,282,036
                                               ------------

             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 2.7%
      9,343  Beckman Coulter, Inc.                  774,067
     14,901  Cooper (The) Cos., Inc.              1,116,085
     20,433  Hill-Rom Holdings, Inc.                919,689
     23,304  Hologic, Inc. (b)                      513,154
      3,351  IDEXX Laboratories, Inc. (b)           272,872
     39,236  Immucor, Inc. (b)                      856,522
      9,507  Kinetic Concepts, Inc. (b)             561,198
     15,630  Masimo Corp.                           543,768
     13,385  Teleflex, Inc.                         843,389
                                               ------------
                                                  6,400,744
                                               ------------

             HEALTH CARE PROVIDERS & SERVICES
                -- 3.8%
     19,405  Community Health Systems, Inc.
                (b)                                 596,316
     94,930  Health Management Associates,
                Inc., Class A (b)                 1,070,810
     15,823  Health Net, Inc. (b)                   526,906
     11,059  Henry Schein, Inc. (b)                 808,081
     54,166  Kindred Healthcare, Inc. (b)         1,366,067
     32,193  LifePoint Hospitals, Inc. (b)        1,339,551
      8,721  Lincare Holdings, Inc.                 274,014
      7,963  Owens & Minor, Inc.                    274,325
     20,942  Universal Health Services, Inc.,
                Class B                           1,147,203
     20,547  VCA Antech, Inc. (b)                   505,456

Page 28          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES
                (CONTINUED)
     24,667  WellCare Health Plans, Inc. (b)   $  1,080,661
                                               ------------
                                                  8,989,390
                                               ------------

             HOTELS, RESTAURANTS & LEISURE --
                2.7%
     39,675  Bob Evans Farms, Inc.                1,244,208
    110,430  Boyd Gaming Corp. (b)                  987,244
     30,675  Brinker International, Inc.            738,961
      4,751  Chipotle Mexican Grill, Inc. (b)     1,267,519
     26,041  International Speedway Corp.,
                Class A                             796,855
      8,149  Panera Bread Co., Class A (b)          986,925
    102,857  Wendy's/Arby's Group, Inc.,
                Class A                             495,771
                                               ------------
                                                  6,517,483
                                               ------------

             HOUSEHOLD DURABLES -- 1.5%
     54,808  American Greetings Corp., Class
                A                                 1,348,277
     16,921  Mohawk Industries, Inc. (b)          1,015,937
        344  NVR, Inc. (b)                          254,329
     12,997  Tupperware Brands Corp.                827,519
                                               ------------
                                                  3,446,062
                                               ------------

             HOUSEHOLD PRODUCTS -- 0.5%
      3,260  Church & Dwight Co., Inc.              268,885
     10,906  Energizer Holdings, Inc. (b)           823,730
                                               ------------
                                                  1,092,615
                                               ------------

             INDUSTRIAL CONGLOMERATES -- 0.1%
      5,808  Carlisle Cos., Inc.                    287,728
                                               ------------

             INSURANCE -- 6.5%
     36,934  American Financial Group, Inc.       1,321,129
      8,505  Arthur J. Gallagher & Co.              253,279
     46,932  Aspen Insurance Holdings Ltd.        1,340,847
     10,026  Brown & Brown, Inc.                    259,172
     14,669  Everest Re Group Ltd.                1,336,639
     91,538  Fidelity National Financial,
                Inc., Class A                     1,413,347
     62,711  First American Financial Corp.         978,292
     17,151  Hanover Insurance Group, Inc.          724,115
     33,048  HCC Insurance Holdings, Inc.         1,075,382
     19,835  Mercury General Corp.                  788,243
     29,231  Protective Life Corp.                  786,606
     16,483  Reinsurance Group of America,
                Inc.                              1,043,374
     22,438  StanCorp Financial Group, Inc.         967,078
     26,574  Transatlantic Holdings, Inc.         1,309,833
     25,130  Unitrin, Inc.                          759,931
     32,125  W. R. Berkley Corp.                  1,047,596
                                               ------------
                                                 15,404,863
                                               ------------


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             INTERNET SOFTWARE & SERVICES --
                1.1%
     30,185  Rackspace Hosting, Inc. (b)       $  1,394,245
     71,558  ValueClick, Inc. (b)                 1,198,597
                                               ------------
                                                  2,592,842
                                               ------------

             IT SERVICES -- 3.1%
     72,109  Acxiom Corp. (b)                     1,049,907
     15,060  Alliance Data Systems Corp. (b)      1,430,700
     11,402  Broadridge Financial Solutions,
                Inc.                                264,982
     13,985  CoreLogic, Inc. (b)                    257,464
     24,486  DST Systems, Inc.                    1,207,405
     24,832  Gartner, Inc. (b)                    1,065,541
     22,899  Jack Henry & Associates, Inc.          777,879
     30,507  ManTech International Corp.,
                Class A (b)                       1,338,952
                                               ------------
                                                  7,392,830
                                               ------------

             LEISURE EQUIPMENT & PRODUCTS --
                0.7%
     14,862  Polaris Industries, Inc.             1,566,901
                                               ------------

             LIFE SCIENCES TOOLS & SERVICES --
                0.9%
      6,461  Bio-Rad Laboratories, Inc.,
                Class A (b)                         808,400
      4,513  Mettler-Toledo International,
                Inc. (b)                            845,736
      9,336  Pharmaceutical Product
                Development, Inc.                   288,016
      3,614  Techne Corp.                           280,844
                                               ------------
                                                  2,222,996
                                               ------------

             MACHINERY -- 6.1%
     18,825  AGCO Corp. (b)                       1,083,943
      5,659  Bucyrus International, Inc.            517,516
     10,682  Crane Co.                              533,139
      8,442  Donaldson Co., Inc.                    516,904
      9,948  Gardner Denver, Inc.                   859,607
     22,747  Graco, Inc.                          1,138,032
      7,329  Harsco Corp.                           260,912
     11,852  IDEX Corp.                             556,096
     13,266  Kennametal, Inc.                       560,090
     13,630  Lincoln Electric Holdings, Inc.      1,071,045
     22,481  Nordson Corp.                        1,280,743
     36,558  Oshkosh Corp. (b)                    1,157,426
     13,690  Pentair, Inc.                          549,790
      6,516  SPX Corp.                              563,308
     24,730  Timken (The) Co.                     1,394,525
      7,053  Trinity Industries, Inc.               255,319
      9,913  Valmont Industries, Inc.             1,043,839
     15,254  Wabtec Corp.                         1,088,831
                                               ------------
                                                 14,431,065
                                               ------------

Page 29          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             MARINE -- 0.5%
      5,668  Alexander & Baldwin, Inc.         $    298,704
     13,545  Kirby Corp. (b)                        769,085
                                               ------------
                                                  1,067,789
                                               ------------

             MEDIA -- 1.5%
     86,954  Harte-Hanks, Inc.                      807,803
      5,088  John Wiley & Sons, Inc., Class A       259,132
     30,507  Meredith Corp.                       1,019,544
     27,316  New York Times (The) Co., Class
                A (b)                               222,079
     47,834  Scholastic Corp.                     1,257,077
                                               ------------
                                                  3,565,635
                                               ------------

             METALS & MINING -- 0.9%
     12,113  Carpenter Technology Corp.             620,912
      2,765  Compass Minerals International,
                Inc.                                269,892
      8,955  Reliance Steel & Aluminum Co.          506,943
     27,564  Steel Dynamics, Inc.                   501,389
     12,365  Worthington Industries, Inc.           266,713
                                               ------------
                                                  2,165,849
                                               ------------

             MULTILINE RETAIL -- 0.7%
     39,597  99 Cents Only Stores (b)               798,276
      4,660  Dollar Tree, Inc. (b)                  267,950
     45,745  Saks, Inc. (b)                         547,110
                                               ------------
                                                  1,613,336
                                               ------------

             MULTI-UTILITIES -- 2.4%
     26,578  Alliant Energy Corp.                 1,050,894
     30,943  Black Hills Corp.                    1,075,269
     45,050  MDU Resources Group, Inc.            1,076,244
     11,182  NSTAR                                  517,727
     15,349  OGE Energy Corp.                       816,106
     38,044  Vectren Corp.                        1,087,298
                                               ------------
                                                  5,623,538
                                               ------------

             OFFICE ELECTRONICS -- 0.1%
      6,594  Zebra Technologies Corp., Class
                A (b)                               259,078
                                               ------------

             OIL, GAS & CONSUMABLE FUELS --
                3.2%
     21,535  Arch Coal, Inc.                        738,650
      6,482  Bill Barrett Corp. (b)                 270,494
     11,223  Cimarex Energy Co.                   1,241,152
     16,723  Comstock Resources, Inc. (b)           536,139
     13,676  Forest Oil Corp. (b)                   491,105
     19,377  Northern Oil And Gas, Inc. (b)         460,397
     40,059  Patriot Coal Corp. (b)               1,008,686
     21,421  Plains Exploration & Production
                Co. (b)                             814,855
     13,946  SM Energy Co.                        1,057,944


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
     36,154   Southern Union Co.               $  1,081,005
                                               ------------
                                                  7,700,427
                                               ------------

             PERSONAL PRODUCTS -- 0.1%
      6,939  Alberto-Culver Co.                     259,102
                                               ------------

             PHARMACEUTICALS -- 0.8%
     13,557  Endo Pharmaceuticals Holdings,
                Inc. (b)                            530,892
     16,147  Medicis Pharmaceutical Corp.,
                Class A                             572,573
      9,759  Perrigo Co.                            881,823
                                               ------------
                                                  1,985,288
                                               ------------

             PROFESSIONAL SERVICES -- 0.7%
      6,407  Corporate Executive Board (The)
                Co.                                 255,319
     13,499  FTI Consulting, Inc. (b)               538,610
     11,615  Korn/Ferry International (b)           240,547
      9,330  Towers Watson & Co., Class A           535,169
                                               ------------
                                                  1,569,645
                                               ------------


             REAL ESTATE INVESTMENT TRUSTS --
                1.1%
      7,190  AMB Property Corp.                     261,716
     18,464  Duke Realty Corp.                      281,576
      6,083  Nationwide Health Properties,
                Inc.                                266,435
     12,870  Potlatch Corp.                         497,940
      8,304  Rayonier, Inc.                         551,054
     11,226  Senior Housing Properties Trust        266,281
      3,438  SL Green Realty Corp.                  283,738
      4,828  Taubman Centers, Inc.                  280,748
                                               ------------
                                                  2,689,488
                                               ------------

             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.3%
      7,781  Jones Lang LaSalle, Inc.               796,619
                                               ------------

             ROAD & RAIL -- 1.4%
     17,085  J.B. Hunt Transport Services,
                Inc.                                814,613
     19,003  Kansas City Southern (b)             1,104,264
     11,326  Landstar System, Inc.                  536,852
     29,321  Werner Enterprises, Inc.               767,331
                                               ------------
                                                  3,223,060
                                               ------------

             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.0%
     75,917  Atmel Corp. (b)                      1,161,530
     40,044  Cypress Semiconductor Corp. (b)        871,358
     71,069  Fairchild Semiconductor
                International, Inc. (b)           1,490,317

Page 30          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
     70,200  Integrated Device Technology,
                Inc. (b)                       $    571,077
     39,124  International Rectifier Corp.
                (b)                               1,352,125
     18,261  Lam Research Corp. (b)                 882,189
     40,355  RF Micro Devices, Inc. (b)             268,764
     31,019  Semtech Corp. (b)                      870,703
     31,919  Skyworks Solutions, Inc. (b)         1,004,172
     26,574  Varian Semiconductor Equipment
                Associates, Inc. (b)              1,114,248
                                               ------------
                                                  9,586,483
                                               ------------

             SOFTWARE -- 3.2%
     23,660  ACI Worldwide, Inc. (b)                781,726
      4,775  ANSYS, Inc. (b)                        264,010
     79,595  Cadence Design Systems, Inc. (b)       826,196
      4,666  Concur Technologies, Inc. (b)          270,021
      2,470  FactSet Research Systems, Inc.         270,243
     16,368  Fair Isaac Corp.                       489,076
     19,810  Informatica Corp. (b)                1,109,558
     88,410  Mentor Graphics Corp. (b)            1,304,048
     10,469  MICROS Systems, Inc. (b)               544,597
      9,356  Synopsys, Inc. (b)                     256,261
     47,465  TIBCO Software, Inc. (b)             1,423,475
                                               ------------
                                                  7,539,211
                                               ------------


             SPECIALTY RETAIL -- 6.5%
     51,002  Aaron's, Inc.                        1,468,348
      7,886  Advance Auto Parts, Inc.               516,218
     65,120  American Eagle Outfitters, Inc.      1,013,267
     35,545  Ann, Inc. (b)                        1,109,359
     39,909  Ascena Retail Group, Inc. (b)        1,248,753
    112,595  Barnes & Noble, Inc.                 1,237,419
     52,086  Chico's FAS, Inc.                      762,018
     59,937  Collective Brands, Inc. (b)          1,258,677
     25,881  Dick's Sporting Goods, Inc. (b)      1,059,309
     52,474  Foot Locker, Inc.                    1,129,240
      4,654  J. Crew Group, Inc. (b) (c)                  -
    167,615  Office Depot, Inc. (b)                 722,421
      6,319  PetSmart, Inc.                         266,472
     37,051  Rent-A-Center, Inc.                  1,128,203
     21,607  Tractor Supply Co.                   1,336,825
     25,551  Williams-Sonoma, Inc.                1,109,169
                                               ------------
                                                 15,365,698
                                               ------------

             TEXTILES, APPAREL & LUXURY GOODS
                -- 2.5%
     12,009  Deckers Outdoor Corp. (b)            1,019,084
     13,810  Fossil, Inc. (b)                     1,322,722
      9,568  Hanesbrands, Inc. (b)                  311,055
      3,980  Phillips-Van Heusen Corp.              280,232
     31,326  Timberland (The) Co., Class A
                (b)                               1,415,622


SHARES       DESCRIPTION                             VALUE
--------------------------------------------------------------------------------

             TEXTILES, APPAREL & LUXURY GOODS
                (CONTINUED)
     19,006  Under Armour, Inc., Class A (b)   $  1,301,151
      4,524  Warnaco Group (The), Inc. (b)          291,164
                                               ------------
                                                  5,941,030
                                               ------------

             THRIFTS & MORTGAGE FINANCE --
                0.6%
     18,000  Astoria Financial Corp.                260,460
     19,051  First Niagara Financial Group,
                Inc.                                274,334
     29,977  New York Community Bancorp, Inc.       497,618
     29,839  Washington Federal, Inc.               480,110
                                               ------------
                                                  1,512,522
                                               ------------

             TOBACCO -- 0.5%
     29,709  Universal Corp.                      1,288,776
                                               ------------

             TRADING COMPANIES & DISTRIBUTORS
                -- 1.5%
     20,072  GATX Corp.                             848,443
      7,556  MSC Industrial Direct Co., Inc.,
                Class A                             540,934
     38,866  United Rentals, Inc. (b)             1,143,438
     14,843  Watsco, Inc.                         1,052,220
                                               ------------
                                                  3,585,035
                                               ------------

             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.5%
     38,380  Telephone and Data Systems, Inc.     1,288,033
                                               ------------
             TOTAL COMMON STOCKS -- 100.0%      237,894,908
              (Cost $211,857,431)

             MONEY MARKET FUND -- 0.1%
    246,046  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (d)                             246,046
              (Cost $246,046)                  ------------

             TOTAL INVESTMENTS -- 100.1%        238,140,954
              (Cost $212,103,477) (e)
             NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                (148,188)
                                               ------------
             NET ASSETS -- 100.0%              $237,992,766
                                               ============

Page 31          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
APRIL 30, 2011 (UNAUDITED)


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing security.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company
    Act of 1940, as amended.
(d) Represents annualized 7-day yield at April 30, 2011.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28,216,592 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,179,115.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $237,894,908      $ --           $ --
Money Market Fund         246,046        --             --
                    ------------------------------------------
Total Investments    $238,140,954      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 32          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.1%
     6,449  AAR Corp.                          $    167,932
    10,224  Aerovironment, Inc. (b)                 292,917
     1,936  American Science & Engineering,
               Inc.                                 170,562
     1,983  Ceradyne, Inc. (b)                       92,923
     7,773  Cubic Corp.                             420,364
    10,175  Curtiss-Wright Corp.                    338,319
     3,792  Esterline Technologies Corp. (b)        272,265
     5,841  Moog, Inc., Class A (b)                 257,705
     9,449  Orbital Sciences Corp. (b)              177,925
     3,457  Teledyne Technologies, Inc. (b)         174,544
     3,032  Triumph Group, Inc.                     261,116
                                               ------------
                                                  2,626,572
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.4%
     5,837  Forward Air Corp.                       196,240
     7,410  Hub Group, Inc., Class A (b)            298,475
                                               ------------
                                                    494,715
                                               ------------

            AIRLINES -- 0.4%
    26,415  SkyWest, Inc.                           436,640
                                               ------------

            AUTO COMPONENTS -- 1.0%
    12,009  Drew Industries, Inc.                   289,057
    13,030  Spartan Motors, Inc.                     88,083
    25,853  Standard Motor Products, Inc.           368,405
    17,431  Superior Industries
               International, Inc.                  440,481
                                               ------------
                                                  1,186,026
                                               ------------

            BEVERAGES -- 0.1%
     1,930  Boston Beer (The) Co., Inc.,
               Class A (b)                          181,922
                                               ------------

            BIOTECHNOLOGY -- 0.8%
    24,969  ArQule, Inc. (b)                        176,281
     3,542  Cubist Pharmaceuticals, Inc. (b)        119,897
    11,099  Emergent Biosolutions, Inc. (b)         257,608
     7,956  Regeneron Pharmaceuticals, Inc.
               (b)                                  406,631
                                               ------------
                                                    960,417
                                               ------------

            BUILDING PRODUCTS -- 0.6%
     2,016  A.O. Smith Corp.                         88,643
     5,434  AAON, Inc.                              178,507
     6,808  Griffon Corp. (b)                        86,734
     7,055  NCI Building Systems, Inc. (b)           87,341
     4,554  Quanex Building Products Corp.           95,452
     3,034  Simpson Manufacturing Co., Inc.          84,709
     4,878  Universal Forest Products, Inc.         157,511
                                               ------------
                                                    778,897
                                               ------------

            CAPITAL MARKETS -- 1.1%
    19,656  Investment Technology Group, Inc.
               (b)                                  336,314


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            CAPITAL MARKETS (CONTINUED)
     4,315  Piper Jaffray Cos. (b)             $    154,693
    36,604  Prospect Capital Corp.                  443,274
     7,471  Stifel Financial Corp. (b)              341,275
    12,733  TradeStation Group, Inc. (b)            122,874
                                               ------------
                                                  1,398,430
                                               ------------

            CHEMICALS -- 3.3%
    10,848  A. Schulman, Inc.                       274,671
    41,192  American Vanguard Corp.                 367,433
     4,299  Arch Chemicals, Inc.                    166,242
     4,765  Balchem Corp.                           189,123
     5,629  Calgon Carbon Corp. (b)                  96,594
    16,646  H.B. Fuller Co.                         363,715
    10,467  Koppers Holdings, Inc.                  478,656
    11,275  LSB Industries, Inc. (b)                454,946
    12,231  OM Group, Inc. (b)                      443,251
    25,162  PolyOne Corp.                           364,346
     6,676  Quaker Chemical Corp.                   301,622
     4,932  Stepan Co.                              354,956
     9,321  STR Holdings, Inc. (b)                  153,517
                                               ------------
                                                  4,009,072
                                               ------------

            COMMERCIAL BANKS -- 2.3%
     2,045  Bank of the Ozarks, Inc.                 91,064
     2,528  City Holding Co.                         86,205
     4,663  Columbia Banking System, Inc.            87,944
    11,049  Community Bank System, Inc.             276,446
    13,049  First Commonwealth Financial
               Corp.                                 80,904
     5,356  First Financial Bancorp                  88,267
     2,722  Hancock Holding Co.                      88,900
     6,619  Independent Bank Corp.                  194,003
    11,549  National Penn Bancshares, Inc.           94,817
     7,844  NBT Bancorp, Inc.                       177,274
     8,338  Old National Bancorp                     86,298
     8,288  S&T Bancorp, Inc.                       169,158
     4,755  Signature Bank (b)                      276,789
     9,899  Simmons First National Corp.,
               Class A                              261,235
     9,560  Susquehanna Bancshares, Inc.             88,143
     2,151  Tompkins Financial Corp.                 87,632
     4,786  UMB Financial Corp.                     201,538
     7,814  Umpqua Holdings Corp.                    90,721
     3,371  United Bankshares, Inc.                  88,185
     4,865  Wintrust Financial Corp.                163,902
                                               ------------
                                                  2,779,425
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               2.4%
     3,521  ABM Industries, Inc.                     85,631
     4,909  Consolidated Graphics, Inc. (b)         275,640
    13,442  G&K Services, Inc., Class A             444,930
     6,973  Geo Group (The), Inc. (b)               186,040

Page 33          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
    10,169  Healthcare Services Group, Inc.    $    180,601
    19,337  Interface, Inc., Class A                360,442
     7,443  Mobile Mini, Inc. (b)                   185,405
    53,848  Standard Register (The) Co.             185,237
     9,043  Sykes Enterprises, Inc. (b)             181,131
     7,241  Tetra Tech, Inc. (b)                    171,032
     8,431  UniFirst Corp.                          436,389
     2,516  United Stationers, Inc.                 181,303
     3,734  Viad Corp.                               92,641
                                               ------------
                                                  2,966,422
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 3.0%
    21,049  Arris Group, Inc. (b)                   252,588
    16,245  Bel Fuse, Inc., Class B                 327,012
    12,715  Black Box Corp.                         444,262
    16,444  Comtech Telecommunications Corp.        465,365
     5,549  DG Fastchannel, Inc. (b)                203,038
    25,394  Digi International, Inc. (b)            299,903
    18,191  EMS Technologies, Inc. (b)              459,505
    38,118  Harmonic, Inc. (b)                      315,617
     5,511  NETGEAR, Inc. (b)                       230,084
     4,586  Oplink Communications, Inc. (b)          90,803
    44,033  Tekelec (b)                             367,676
    17,736  Tollgrade Communications, Inc.
               (b)                                  178,956
                                               ------------
                                                  3,634,809
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.2%
    35,956  Intevac, Inc. (b)                       439,742
     9,509  Stratasys, Inc. (b)                     512,059
    27,864  Super Micro Computer, Inc. (b)          475,360
                                               ------------
                                                  1,427,161
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.3%
    10,310  Dycom Industries, Inc. (b)              153,206
    10,025  Insituform Technologies, Inc.,
               Class A (b)                          253,733
                                               ------------
                                                    406,939
                                               ------------

            CONSUMER FINANCE -- 1.2%
     7,764  Cash America International, Inc.        368,402
    11,391  EZCORP, Inc., Class A (b)               358,702
     9,263  First Cash Financial Services,
               Inc. (b)                             363,480
     5,484  World Acceptance Corp. (b)              372,638
                                               ------------
                                                  1,463,222
                                               ------------

            DISTRIBUTORS -- 0.3%
    55,867  Audiovox Corp., Class A (b)             412,298
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            DIVERSIFIED CONSUMER SERVICES --
               0.6%
     2,210  American Public Education, Inc.
               (b)                             $     93,373
     3,893  Coinstar, Inc. (b)                      210,144
    20,223  Corinthian Colleges, Inc. (b)            89,992
     8,315  Hillenbrand, Inc.                       190,580
     1,354  Pre-Paid Legal Services, Inc. (b)        89,296
                                               ------------
                                                    673,385
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               0.2%
     3,150  Portfolio Recovery Associates,
               Inc. (b)                             284,319
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.2%
    16,341  General Communication, Inc.,
               Class A (b)                          187,922
     6,060  Neutral Tandem, Inc. (b)                 92,657
                                               ------------
                                                    280,579
                                               ------------

            ELECTRIC UTILITIES -- 1.4%
     6,881  ALLETE, Inc.                            278,612
    19,190  Central Vermont Public Service
               Corp.                                449,238
    11,762  El Paso Electric Co. (b)                364,387
     8,786  UIL Holdings Corp.                      279,570
     9,896  Unisource Energy Corp.                  367,438
                                               ------------
                                                  1,739,245
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.2%
     5,881  AZZ, Inc.                               257,470
     7,141  Belden, Inc.                            271,572
     7,514  Brady Corp., Class A                    283,353
     3,672  Encore Wire Corp.                       102,486
     5,390  II-VI, Inc. (b)                         311,811
     4,533  Powell Industries, Inc. (b)             179,144
     5,421  Vicor Corp.                              90,585
                                               ------------
                                                  1,496,421
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 5.9%
    15,573  Agilysys, Inc. (b)                       81,291
    23,560  Benchmark Electronics, Inc. (b)         398,164
     8,246  Brightpoint, Inc. (b)                    83,449
     7,953  Checkpoint Systems, Inc. (b)            167,490
     6,328  Cognex Corp.                            197,940
    33,107  CTS Corp.                               363,846
     1,917  DTS, Inc. (b)                            84,463
    20,596  Electro Scientific Industries,
               Inc. (b)                             338,804
    11,173  FARO Technologies, Inc. (b)             482,338
    26,244  Insight Enterprises, Inc. (b)           450,347
     6,262  Littelfuse, Inc.                        389,559

Page 34          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS (CONTINUED)
    19,059  LoJack Corp. (b)                   $     87,290
    16,897  Mercury Computer Systems, Inc.
               (b)                                  326,281
    22,199  Methode Electronics, Inc.               274,380
     5,887  MTS Systems Corp.                       260,617
    20,053  Newport Corp. (b)                       375,593
     2,382  OSI Systems, Inc. (b)                    91,445
     8,315  Park Electrochemical Corp.              265,831
     7,649  Plexus Corp. (b)                        279,112
    44,324  Pulse Electronics Corp.                 265,058
    11,315  Rofin-Sinar Technologies, Inc.
               (b)                                  490,053
     9,919  Rogers Corp. (b)                        411,837
     4,706  ScanSource, Inc. (b)                    168,334
    13,655  SYNNEX Corp. (b)                        457,852
    24,611  TTM Technologies, Inc. (b)              470,562
                                               ------------
                                                  7,261,936
                                               ------------

            ENERGY EQUIPMENT & SERVICES --
               3.2%
    17,520  Basic Energy Services, Inc. (b)         538,565
     9,449  Bristow Group, Inc. (b)                 438,434
     3,167  CARBO Ceramics, Inc.                    509,697
     5,557  Gulf Island Fabrication, Inc.           196,384
    11,590  Hornbeck Offshore Services, Inc.
               (b)                                  338,776
    28,176  ION Geophysical Corp. (b)               356,145
     4,782  Lufkin Industries, Inc.                 441,522
     5,870  Oil States International, Inc.
               (b)                                  487,269
     6,477  Pioneer Drilling Co. (b)                100,393
     4,834  SEACOR Holdings, Inc.                   477,744
                                               ------------
                                                  3,884,929
                                               ------------

            FOOD & STAPLES RETAILING -- 1.6%
     9,174  Andersons (The), Inc.                   455,489
     4,584  Casey's General Stores, Inc.            178,913
    11,780  Nash Finch Co.                          438,452
    30,219  Spartan Stores, Inc.                    471,719
     9,972  United Natural Foods, Inc. (b)          425,705
                                               ------------
                                                  1,970,278
                                               ------------

            FOOD PRODUCTS -- 2.8%
    19,049  B&G Foods, Inc., Class A                344,406
     4,091  Calavo Growers, Inc.                     85,911
    15,150  Cal-Maine Foods, Inc.                   437,684
    29,079  Darling International, Inc. (b)         470,207
     6,408  Diamond Foods, Inc.                     420,365
     8,307  Hain Celestial Group (The), Inc.
               (b)                                  282,521
     5,697  J & J Snack Foods Corp.                 289,522
     9,733  Sanderson Farms, Inc.                   463,291
    14,963  Seneca Foods Corp., Class A (b)         418,365


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            FOOD PRODUCTS (CONTINUED)
     4,715  TreeHouse Foods, Inc. (b)          $    286,059
                                               ------------
                                                  3,498,331
                                               ------------

            GAS UTILITIES -- 1.0%
     7,038  Laclede Group (The), Inc.               270,048
     2,081  New Jersey Resources Corp.               91,106
     5,813  Northwest Natural Gas Co.               268,793
     5,890  Piedmont Natural Gas Co., Inc.          187,007
     1,597  South Jersey Industries, Inc.            91,748
     9,175  Southwest Gas Corp.                     364,890
                                               ------------
                                                  1,273,592
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 3.3%
     3,099  Abaxis, Inc. (b)                         90,026
     4,131  American Medical Systems
               Holdings, Inc. (b)                   121,865
     4,742  Analogic Corp.                          273,471
    10,414  Cantel Medical Corp.                    270,035
    10,204  CONMED Corp. (b)                        286,528
    14,654  CryoLife, Inc. (b)                       85,579
     5,620  Cyberonics, Inc. (b)                    199,903
    13,513  Greatbatch, Inc. (b)                    365,797
     6,125  ICU Medical, Inc. (b)                   276,299
     1,885  Integra LifeSciences Holdings (b)        98,604
     2,872  Invacare Corp.                           94,489
    13,668  Merit Medical Systems, Inc. (b)         318,738
    10,641  Natus Medical, Inc. (b)                 180,578
     4,320  Neogen Corp. (b)                        181,008
    12,039  Palomar Medical Technologies,
               Inc. (b)                             192,744
    36,485  Symmetry Medical, Inc. (b)              363,026
     3,993  West Pharmaceutical Services,
               Inc.                                 188,629
     7,979  Zoll Medical Corp. (b)                  452,250
                                               ------------
                                                  4,039,569
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
               -- 6.5%
     6,646  Air Methods Corp. (b)                   449,403
     2,375  Almost Family, Inc. (b)                  82,341
    12,770  Amedisys, Inc. (b)                      425,496
     6,956  AMERIGROUP Corp. (b)                    475,095
    14,055  AmSurg Corp. (b)                        377,517
     3,983  Bio-Reference Laboratories, Inc.
               (b)                                  100,411
     7,991  Catalyst Health Solutions, Inc.
               (b)                                  475,944
     5,421  Centene Corp. (b)                       196,403
     2,684  Chemed Corp.                            186,887
     5,043  CorVel Corp. (b)                        261,227
    13,997  Ensign Group (The), Inc.                387,157
     9,567  Gentiva Health Services, Inc. (b)       267,876
    11,960  Healthspring, Inc. (b)                  496,220
    29,079  Healthways, Inc. (b)                    492,017
     4,368  HMS Holdings Corp. (b)                  343,805

Page 35          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
     7,874  IPC Hospitalist (The) Co. (b)      $    408,346
    11,918  LHC Group, Inc. (b)                     353,011
     9,106  Magellan Health Services, Inc.
               (b)                                  473,694
     6,704  Molina Healthcare, Inc. (b)             288,272
     5,540  MWI Veterinary Supply, Inc. (b)         460,762
    39,068  PharMerica Corp. (b)                    514,135
     6,585  PSS World Medical, Inc. (b)             189,385
     7,273  RehabCare Group, Inc. (b)               273,247
                                               ------------
                                                  7,978,651
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.5%
     5,562  Computer Programs & Systems, Inc.       326,990
     3,218  Quality Systems, Inc.                   288,719
                                               ------------
                                                    615,709
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               3.9%
       422  Biglari Holdings, Inc. (b)              184,515
     9,091  BJ's Restaurants, Inc. (b)              426,822
     3,284  Buffalo Wild Wings, Inc. (b)            200,652
     3,252  DineEquity, Inc. (b)                    162,502
    11,824  Jack in the Box, Inc. (b)               244,166
    41,003  Marcus (The) Corp.                      454,723
    42,975  Monarch Casino & Resort, Inc. (b)       492,494
    62,400  Multimedia Games, Inc. (b)              366,288
    44,918  O'Charley's, Inc. (b)                   293,764
     8,467  Papa John's International, Inc.
               (b)                                  254,518
     5,576  Peet's Coffee & Tea, Inc. (b)           259,173
    13,126  Pinnacle Entertainment, Inc. (b)        182,189
     9,969  Red Robin Gourmet Burgers, Inc.
               (b)                                  271,057
    34,091  Ruby Tuesday, Inc. (b)                  358,296
    69,293  Ruth's Hospitality Group, Inc.
               (b)                                  340,229
    16,739  Shuffle Master, Inc. (b)                182,957
     5,261  Texas Roadhouse, Inc.                    85,597
                                               ------------
                                                  4,759,942
                                               ------------

            HOUSEHOLD DURABLES -- 1.4%
    13,756  Blyth, Inc.                             648,458
    15,202  Helen of Troy Ltd. (b)                  473,086
    37,440  La-Z-Boy, Inc. (b)                      440,295
     6,048  Universal Electronics, Inc. (b)         167,469
                                               ------------
                                                  1,729,308
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.5%
    48,527  Central Garden & Pet Co., Class A
               (b)                                  486,241
     2,111  WD-40 Co.                                87,606
                                               ------------
                                                    573,847
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.4%
     7,077  Standex International Corp.             258,735


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            INDUSTRIAL CONGLOMERATES
               (CONTINUED)
    12,426  Tredegar Corp.                     $    271,881
                                               ------------
                                                    530,616
                                               ------------

            INSURANCE -- 4.4%
    12,129  AMERISAFE, Inc. (b)                     270,841
    11,643  Delphi Financial Group, Inc.,
               Class A                              371,994
     8,653  Employers Holdings, Inc.                174,444
    21,283  Horace Mann Educators Corp.             380,540
     7,513  Infinity Property & Casualty
               Corp.                                444,018
    43,182  Meadowbrook Insurance Group, Inc.       442,184
    24,241  National Financial Partners Corp.
               (b)                                  390,038
     5,207  Navigators Group (The), Inc. (b)        269,879
    18,759  Presidential Life Corp.                 208,975
     7,053  ProAssurance Corp. (b)                  468,319
     6,202  RLI Corp.                               367,406
     7,754  Safety Insurance Group, Inc.            363,042
    20,668  Selective Insurance Group, Inc.         364,584
     8,529  Stewart Information Services
               Corp.                                 86,484
    18,599  Tower Group, Inc.                       425,359
    17,692  United Fire & Casualty Co.              350,302
                                               ------------
                                                  5,378,409
                                               ------------

            INTERNET & CATALOG RETAIL -- 0.3%
     2,791  HSN, Inc. (b)                            92,606
    18,507  Nutrisystem, Inc.                       278,345
                                               ------------
                                                    370,951
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               2.0%
    12,116  comScore, Inc. (b)                      361,178
     7,786  DealerTrack Holdings, Inc. (b)          174,873
    30,966  InfoSpace, Inc. (b)                     278,694
    22,254  Knot (The), Inc. (b)                    227,213
    15,015  Liquidity Services, Inc. (b)            292,042
     4,240  LogMeIn, Inc. (b)                       182,617
     7,443  Perficient, Inc. (b)                     92,963
    11,423  RightNow Technologies, Inc. (b)         413,284
    70,886  United Online, Inc.                     467,848
                                               ------------
                                                  2,490,712
                                               ------------

            IT SERVICES -- 2.0%
     4,373  CACI International, Inc., Class A
               (b)                                  267,234
    13,178  Cardtronics, Inc. (b)                   280,033
     4,483  CSG Systems International, Inc.
               (b)                                   95,219
     2,334  Forrester Research, Inc.                 92,216
     5,099  Heartland Payment Systems, Inc.         101,776
     4,762  iGATE Corp.                              80,764
    36,725  Integral Systems, Inc. (b)              458,695

Page 36          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            IT SERVICES (CONTINUED)
     3,304  MAXIMUS, Inc.                      $    264,287
    11,004  NCI, Inc., Class A (b)                  270,808
     9,225  TeleTech Holdings, Inc. (b)             183,301
     6,897  Wright Express Corp. (b)                388,508
                                               ------------
                                                  2,482,841
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               1.4%
    22,994  Arctic Cat, Inc. (b)                    386,069
    17,575  Brunswick Corp.                         410,728
    13,107  Callaway Golf Co.                        92,798
    23,098  JAKKS Pacific, Inc. (b)                 485,982
    15,566  Sturm, Ruger & Co., Inc.                370,159
                                               ------------
                                                  1,745,736
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.9%
    17,157  Affymetrix, Inc. (b)                     92,648
    65,009  Cambrex Corp. (b)                       341,947
     1,514  Dionex Corp. (b)                        179,182
    26,407  eResearchTechnology, Inc. (b)           167,948
    16,692  Kendle International, Inc. (b)          167,755
     7,180  PAREXEL International Corp. (b)         199,317
                                               ------------
                                                  1,148,797
                                               ------------

            MACHINERY -- 3.5%
     3,082  Actuant Corp., Class A                   85,556
    10,770  Albany International Corp., Class
               A                                    272,589
     4,794  Astec Industries, Inc. (b)              185,911
     2,169  Badger Meter, Inc.                       82,227
    12,843  Barnes Group, Inc.                      317,736
     3,946  Briggs & Stratton Corp.                  93,086
     6,015  Cascade Corp.                           275,487
     5,703  CIRCOR International, Inc.              259,087
     3,979  CLARCOR, Inc.                           179,811
     2,461  EnPro Industries, Inc. (b)               98,637
     4,686  ESCO Technologies, Inc.                 171,883
     9,297  John Bean Technologies Corp.            187,892
     4,562  Kaydon Corp.                            176,549
     5,656  Lindsay Corp.                           414,698
    40,219  Lydall, Inc. (b)                        392,135
     7,323  Mueller Industries, Inc.                286,476
     7,775  Robbins & Myers, Inc.                   337,979
     4,050  Toro (The) Co.                          275,036
     4,681  Watts Water Technologies, Inc.,
               Class A                              181,155
                                               ------------
                                                  4,273,930
                                               ------------

            MEDIA -- 0.4%
     2,233  Arbitron, Inc.                           86,372


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MEDIA (CONTINUED)
    45,145  E.W. Scripps (The) Co., Class A    $    428,878
                                               ------------
                                                    515,250
                                               ------------

            METALS & MINING -- 1.1%
     9,937  AMCOL International Corp.               369,855
    23,926  Century Aluminum Co. (b)                478,041
     1,815  Kaiser Aluminum Corp.                    90,950
    10,954  Materion Corp. (b)                      457,439
                                               ------------
                                                  1,396,285
                                               ------------

            MULTILINE RETAIL -- 0.7%
    26,843  Fred's, Inc., Class A                   374,728
    91,212  Tuesday Morning Corp. (b)               456,060
                                               ------------
                                                    830,788
                                               ------------

            MULTI-UTILITIES -- 0.9%
    15,458  Avista Corp.                            376,402
     5,306  CH Energy Group, Inc.                   284,508
    11,800  NorthWestern Corp.                      384,090
                                               ------------
                                                  1,045,000
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               2.2%
     2,827  Contango Oil & Gas Co. (b)              175,048
    14,293  GeoResources, Inc. (b)                  414,783
    12,363  Gulfport Energy Corp. (b)               420,836
    21,082  Penn Virginia Corp.                     325,928
     9,309  Petroleum Development Corp. (b)         370,684
    38,200  PetroQuest Energy, Inc. (b)             334,632
     8,036  Stone Energy Corp. (b)                  284,153
     6,283  Swift Energy Co. (b)                    246,231
     2,201  World Fuel Services Corp.                87,116
                                               ------------
                                                  2,659,411
                                               ------------

            PAPER & FOREST PRODUCTS -- 1.9%
    16,413  Buckeye Technologies, Inc.              462,190
     4,393  Clearwater Paper Corp. (b)              344,763
     5,349  Deltic Timber Corp.                     362,662
    26,030  KapStone Paper & Packaging Corp.
               (b)                                  452,401
    12,206  Neenah Paper, Inc.                      284,766
    58,500  Wausau Paper Corp.                      394,875
                                               ------------
                                                  2,301,657
                                               ------------

            PERSONAL PRODUCTS -- 0.1%
     7,773  Prestige Brands Holdings, Inc.
               (b)                                   89,778
                                               ------------

            PHARMACEUTICALS -- 0.6%
    18,609  Questcor Pharmaceuticals, Inc.
               (b)                                  381,485
    17,967  ViroPharma, Inc. (b)                    346,583
                                               ------------
                                                    728,068
                                               ------------


            PROFESSIONAL SERVICES -- 0.9%
     6,011  Exponent, Inc. (b)                      257,932

Page 37          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PROFESSIONAL SERVICES (CONTINUED)
     5,885  Insperity, Inc.                    $    178,257
     8,235  Kelly Services, Inc., Class A (b)       157,371
    35,791  Navigant Consulting, Inc. (b)           416,965
     5,324  TrueBlue, Inc. (b)                       74,962
                                               ------------
                                                  1,085,487
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               1.4%
     4,644  Colonial Properties Trust                98,267
     1,909  Entertainment Properties Trust           90,887
     8,632  Extra Space Storage, Inc.               186,883
    11,720  Getty Realty Corp.                      297,805
     2,302  Kilroy Realty Corp.                      96,546
     3,311  LaSalle Hotel Properties                 93,172
    38,241  Lexington Realty Trust                  381,645
     3,154  LTC Properties, Inc.                     92,791
     9,110  Post Properties, Inc.                   369,866
                                               ------------
                                                  1,707,862
                                               ------------

            ROAD & RAIL -- 0.5%
     5,090  Heartland Express, Inc.                  87,802
     9,287  Knight Transportation, Inc.             167,259
    10,190  Old Dominion Freight Line, Inc.
               (b)                                  381,310
                                               ------------
                                                    636,371
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 6.7%
    21,869  Advanced Energy Industries, Inc.
               (b)                                  309,446
    23,673  ATMI, Inc. (b)                          471,329
    32,552  Brooks Automation, Inc. (b)             398,111
     6,843  Cabot Microelectronics Corp. (b)        334,280
    13,376  CEVA, Inc. (b)                          409,038
    29,098  Cohu, Inc.                              419,302
     7,899  Cymer, Inc. (b)                         380,021
    13,122  Diodes, Inc. (b)                        449,035
    10,604  FEI Co. (b)                             344,206
     4,205  Hittite Microwave Corp. (b)             270,760
    38,949  Kopin Corp. (b)                         187,345
    47,801  Kulicke & Soffa Industries, Inc.
               (b)                                  433,077
    19,893  Micrel, Inc.                            254,829
     4,316  Microsemi Corp. (b)                     101,858
    13,422  MKS Instruments, Inc.                   380,916
    43,099  Pericom Semiconductor Corp. (b)         391,770
    40,854  Rudolph Technologies, Inc. (b)          462,059
    13,805  Sigma Designs, Inc. (b)                 176,152
     3,625  Standard Microsystems Corp. (b)          98,419
     8,024  Supertex, Inc. (b)                      173,238
    24,476  Tessera Technologies, Inc. (b)          483,646
    27,696  TriQuint Semiconductor, Inc. (b)        381,374
    15,202  Ultratech, Inc. (b)                     475,975
     7,033  Veeco Instruments, Inc. (b)             359,597


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
     3,600  Volterra Semiconductor Corp. (b)   $     94,644
                                               ------------
                                                  8,240,427
                                               ------------

            SOFTWARE -- 3.5%
    10,667  Bottomline Technologies, Inc. (b)       296,329
     8,966  CommVault Systems, Inc. (b)             353,171
     3,780  Ebix, Inc. (b)                           86,373
    16,150  Epicor Software Corp. (b)               201,875
    12,450  EPIQ Systems, Inc.                      177,164
    11,546  Interactive Intelligence, Inc.
               (b)                                  432,051
     5,908  JDA Software Group, Inc. (b)            193,605
     5,464  Manhattan Associates, Inc. (b)          197,524
     3,323  MicroStrategy, Inc., Class A (b)        469,540
     9,816  NetScout Systems, Inc. (b)              251,191
     3,073  Progress Software Corp. (b)              91,115
     3,249  Sourcefire, Inc. (b)                     86,488
    12,862  Synchronoss Technologies, Inc.
               (b)                                  414,928
    17,447  Take-Two Interactive Software,
               Inc. (b)                             282,293
     7,522  Taleo Corp., Class A (b)                272,823
    58,808  THQ, Inc. (b)                           237,584
     3,770  Tyler Technologies, Inc. (b)             93,458
     3,891  Websense, Inc. (b)                      100,349
                                               ------------
                                                  4,237,861
                                               ------------

            SPECIALTY RETAIL -- 5.6%
    29,996  Big 5 Sporting Goods Corp.              358,452
    36,574  Brown Shoe Co., Inc.                    462,661
     4,425  Buckle (The), Inc.                      201,293
    10,722  Cabela's, Inc. (b)                      273,840
    14,594  Cato (The) Corp., Class A               372,293
     7,175  Children's Place Retail Stores
               (The), Inc. (b)                      381,495
    13,794  Christopher & Banks Corp.                84,833
    33,859  Coldwater Creek, Inc. (b)               103,270
    13,509  Finish Line (The), Inc., Class A        290,308
     8,894  Genesco, Inc. (b)                       359,140
     4,177  Group 1 Automotive, Inc.                179,778
    20,223  Haverty Furniture Cos., Inc.            264,921
     7,488  Hibbett Sports, Inc. (b)                282,897
    47,046  Hot Topic, Inc.                         315,679
     5,270  Jos. A. Bank Clothiers, Inc. (b)        276,253
     5,789  Kirkland's, Inc. (b)                     87,356
    12,262  Lithia Motors, Inc., Class A            223,046
    13,213  Men's Wearhouse (The), Inc.             368,511
     2,710  Monro Muffler Brake, Inc.                82,330
    13,816  OfficeMax, Inc. (b)                     137,607
    21,099  Pep Boys-Manny, Moe & Jack (The)        289,056
    25,521  Sonic Automotive, Inc., Class A         359,846
    18,603  Stage Stores, Inc.                      358,294
    35,366  Stein Mart, Inc.                        384,782

Page 38          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL (CONTINUED)
     5,285  Vitamin Shoppe, Inc. (b)           $    206,221
     6,764  Zumiez, Inc. (b)                        190,136
                                               ------------
                                                  6,894,298
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
               -- 2.2%
    20,042  Crocs, Inc. (b)                         403,045
    12,484  Iconix Brand Group, Inc. (b)            305,733
     9,386  Maidenform Brands, Inc. (b)             297,161
    10,458  Oxford Industries, Inc.                 359,232
    12,992  Perry Ellis International, Inc.
               (b)                                  366,115
    21,759  Skechers U.S.A., Inc., Class A
               (b)                                  414,509
     5,714  Steven Madden, Ltd. (b)                 303,699
     7,193  Wolverine World Wide, Inc.              285,418
                                               ------------
                                                  2,734,912
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.4%
     8,489  Brookline Bancorp, Inc.                  78,268
     6,056  Dime Community Bancshares, Inc.          93,626
    12,079  Provident Financial Services,
               Inc.                                 175,387
    15,074  TrustCo Bank Corp. NY                    90,444
                                               ------------
                                                    437,725
                                               ------------

            TOBACCO -- 0.4%
   111,179  Alliance One International, Inc.
               (b)                                  443,604
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
               -- 0.3%
     5,375  Applied Industrial Technologies,
               Inc.                                 189,523
     2,539  Kaman Corp.                              94,451
     3,880  Lawson Products, Inc.                    85,476
                                               ------------
                                                    369,450
                                               ------------

            WATER UTILITIES -- 0.1%
     4,985  American States Water Co.               174,026
                                               -------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.5%
     9,711  NTELOS Holdings Corp.                   191,598
    30,845  USA Mobility, Inc.                      476,555
                                               ------------
                                                    668,153
                                               ------------

            TOTAL COMMON STOCKS -- 100.0%
             (Cost $110,846,818)                122,841,413

            MONEY MARKET FUND -- 0.1%
    78,911  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                               78,911
             (Cost $78,911)



            DESCRIPTION                              VALUE
--------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.1%        $122,920,324
             (Cost $110,925,729) (d)

            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (77,300)
                                               ------------
            NET ASSETS -- 100.0%               $122,843,024
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,336,360 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,341,765.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $122,841,413      $ --           $ --
Money Market Fund          78,911        --             --
                    ------------------------------------------
Total Investments    $122,920,324      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 39          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 3.3%
       14,222  General Dynamics Corp.          $  1,035,646
       17,850  L-3 Communications Holdings,
                 Inc.                             1,431,391
        3,386  Lockheed Martin Corp.                268,341
       22,290  Northrop Grumman Corp.             1,417,867
       21,404  Raytheon Co.                       1,039,164
                                               ------------
                                                  5,192,409
                                               ------------

               AIR FREIGHT & LOGISTICS -- 0.5%
        8,729  FedEx Corp.                          835,103
                                               ------------

               AIRLINES -- 0.5%
       64,657  Southwest Airlines Co.               759,720
                                               ------------

               BEVERAGES -- 0.9%
       13,422  Constellation Brands, Inc.,
                  Class A (b)                       300,518
       23,221  Molson Coors Brewing Co.,
                  Class B                         1,132,024
                                               ------------
                                                  1,432,542
                                               ------------

               BIOTECHNOLOGY -- 1.6%
       26,152  Amgen, Inc. (b)                    1,486,741
       14,368  Cephalon, Inc. (b)                 1,103,463
                                               ------------
                                                  2,590,204
                                               ------------

               CAPITAL MARKETS -- 1.7%
        9,113  Bank of New York Mellon (The)        263,913
       10,176  Federated Investors, Inc.,
                  Class B                           262,337
        5,153  Goldman Sachs Group (The),
                  Inc.                              778,155
       43,658  Janus Capital Group, Inc.            531,318
        7,542  Legg Mason, Inc.                     280,185
       19,927  Morgan Stanley                       521,091
                                               ------------
                                                  2,636,999
                                               ------------

               CHEMICALS -- 0.5%
        6,037  Air Products and Chemicals,
                  Inc.                              576,654
        7,211  Dow Chemical (The) Co.               295,579
                                               ------------
                                                    872,233
                                               ------------

               COMMERCIAL BANKS -- 1.3%
       40,995  Huntington Bancshares, Inc.          278,356
       61,308  KeyCorp                              531,540
        3,077  M&T Bank Corp.                       271,914
       12,964  PNC Financial Services Group,
                  Inc.                              808,176
        8,587  Wells Fargo & Co.                    249,968
                                               ------------
                                                  2,139,954
                                               ------------


SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------

               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.3%
       19,462  Avery Dennison Corp.            $    812,344
       17,985  Cintas Corp.                         558,434
       43,162  R.R. Donnelley & Sons Co.            814,035
       27,184  Republic Services, Inc.              859,558
       14,580  Waste Management, Inc.               575,327
                                               ------------
                                                  3,619,698
                                               ------------

               COMMUNICATIONS EQUIPMENT --
                  2.5%
       63,488  Cisco Systems, Inc.                1,114,849
       28,182  Harris Corp.                       1,497,310
      266,758  Tellabs, Inc.                      1,312,449
                                               ------------
                                                  3,924,608
                                               ------------

               COMPUTERS & PERIPHERALS -- 2.0%
       37,520  Dell, Inc. (b)                       581,935
       34,118  Hewlett-Packard Co.                1,377,344
       37,738  Lexmark International, Inc.,
                 Class A (b)                      1,217,050
                                               ------------
                                                  3,176,329
                                               ------------

               CONSUMER FINANCE -- 0.7%
       20,955  Capital One Financial Corp.        1,146,867
                                               ------------

               CONTAINERS & PACKAGING -- 1.0%
       24,889  Bemis Co., Inc.                      780,021
        9,016  Owens-Illinois, Inc. (b)             267,505
       20,421  Sealed Air Corp.                     526,249
                                               ------------
                                                  1,573,775
                                               ------------

               DIVERSIFIED CONSUMER SERVICES
                  -- 0.2%
       16,261  H&R Block, Inc.                      281,153
                                               ------------


               DIVERSIFIED FINANCIAL SERVICES
                  -- 3.2%
      123,170  Citigroup, Inc. (b)                  565,350
          903  CME Group, Inc.                      267,080
       17,714  JPMorgan Chase & Co.                 808,290
       37,235  Leucadia National Corp.            1,439,505
       42,137  NASDAQ OMX Group (The), Inc.
                  (b)                             1,141,913
       23,219  NYSE Euronext                        929,921
                                               ------------
                                                  5,152,059
                                               ------------

               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.1%
       45,680  AT&T, Inc.                         1,421,562
       33,642  CenturyLink, Inc.                  1,371,921
       66,230  Frontier Communications Corp.        547,722
                                               ------------
                                                  3,341,205
                                               ------------

Page 40          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES -- 8.3%
       30,985  American Electric Power Co.,
                  Inc.                         $  1,130,333
       44,993  Duke Energy Corp.                    839,119
       38,202  Edison International               1,500,193
       20,798  Entergy Corp.                      1,450,037
       26,402  Exelon Corp.                       1,112,844
       29,356  FirstEnergy Corp.                  1,173,066
       19,754  NextEra Energy, Inc.               1,117,484
       15,734  Northeast Utilities                  560,130
       43,786  Pepco Holdings, Inc.                 843,756
       25,446  Pinnacle West Capital Corp.        1,104,102
       32,277  PPL Corp.                            885,358
       17,699  Progress Energy, Inc.                839,818
       14,285  Southern Co.                         557,686
                                               ------------
                                                 13,113,926
                                               ------------

               DLECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS --
                  2.0%
       67,756  Corning, Inc.                      1,418,811
       26,648  Jabil Circuit, Inc.                  528,696
       43,345  Molex, Inc.                        1,170,315
                                               ------------
                                                  3,117,822
                                               ------------

               ENERGY EQUIPMENT & SERVICES --
                  1.5%
       17,920  Nabors Industries Ltd. (b)           549,069
       30,640  Noble Corp.                        1,317,826
       12,323  Rowan Cos., Inc. (b)                 513,869
                                               ------------
                                                  2,380,764
                                               ------------

               FOOD & STAPLES RETAILING --
                  3.4%
       31,726  CVS Caremark Corp.                 1,149,750
       34,068  Kroger (The) Co.                     828,193
       46,254  Safeway, Inc.                      1,124,435
       19,654  Sysco Corp.                          568,197
       13,563  Walgreen Co.                         579,411
       20,919  Wal-Mart Stores, Inc.              1,150,127
                                               ------------
                                                  5,400,113
                                               ------------

               FOOD PRODUCTS -- 3.6%
       38,817  Archer-Daniels-Midland Co.         1,437,005
        8,221  Campbell Soup Co.                    276,144
       22,923  ConAgra Foods, Inc.                  560,467
       81,662  Dean Foods Co. (b)                   913,798
        7,447  General Mills, Inc.                  287,305
        7,626  J.M. Smucker (The) Co.               572,484
        5,691  McCormick & Co., Inc.                279,542
       72,841  Tyson Foods, Inc., Class A         1,449,536
                                               ------------
                                                  5,776,281
                                               ------------

               GAS UTILITIES -- 0.4%
       10,138  Nicor, Inc.                          561,949
                                               ------------


SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------

               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 1.3%
        3,419  Becton, Dickinson & Co.         $    293,829
        5,241  Covidien PLC                         291,871
       20,753  Medtronic, Inc.                      866,438
        8,994  Zimmer Holdings, Inc. (b)            586,858
                                               ------------
                                                  2,038,996
                                               ------------

               HEALTH CARE PROVIDERS &
                  SERVICES -- 4.6%
       29,090  Aetna, Inc.                        1,203,744
       43,832  Coventry Health Care, Inc. (b)     1,414,459
       15,568  Humana, Inc. (b)                   1,185,036
       14,148  Quest Diagnostics, Inc.              797,664
       24,089  UnitedHealth Group, Inc.           1,185,902
       20,029  WellPoint, Inc.                    1,538,027
                                               ------------
                                                  7,324,832
                                               ------------

               HOTELS, RESTAURANTS & LEISURE
                  -- 0.7%
       28,384  Carnival Corp.                     1,080,579
                                               ------------

               HOUSEHOLD DURABLES -- 1.1%
        4,398  Fortune Brands, Inc.                 286,222
       11,110  Leggett & Platt, Inc.                292,082
       12,756  Whirlpool Corp.                    1,099,312
                                               ------------
                                                  1,677,616
                                               ------------

               HOUSEHOLD PRODUCTS -- 0.5%
        4,170  Kimberly-Clark Corp.                 275,470
        8,838  Procter & Gamble (The) Co.           573,586
                                               ------------
                                                    849,056
                                               ------------

               INDEPENDENT POWER PRODUCERS &
                  ENERGY TRADERS -- 1.2%
       20,939  AES (The) Corp. (b)                  277,232
       64,894  NRG Energy, Inc. (b)               1,570,435
                                               ------------
                                                  1,847,667
                                               ------------

               INDUSTRIAL CONGLOMERATES --
                  1.1%
        2,911  3M Co.                               282,978
       13,576  General Electric Co.                 277,629
       24,320  Tyco International Ltd.            1,185,357
                                               ------------
                                                  1,745,964
                                               ------------

               INSURANCE -- 7.1%
       21,605  ACE Ltd.                           1,452,936
       39,778  American International Group,
                  Inc. (b)                        1,239,085
        7,068  Assurant, Inc.                       280,600
       17,759  Chubb (The) Corp.                  1,157,709
        8,299  Cincinnati Financial Corp.           262,913
       40,432  Hartford Financial Services
                  Group (The), Inc.               1,171,315
       18,123  Lincoln National Corp.               565,981

Page 41          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        6,317  Loews Corp.                     $    279,591
        8,477  Principal Financial Group,
                  Inc.                              286,099
       12,882  Progressive (The) Corp.              282,631
        8,841  Prudential Financial, Inc.           560,696
       12,284  Torchmark Corp.                      822,045
       23,501  Travelers (The) Cos., Inc.         1,487,143
       31,109  Unum Group                           823,766
       22,131  XL Group PLC                         540,439
                                               ------------
                                                 11,212,949
                                               ------------

               INTERNET SOFTWARE & SERVICES --
                  0.7%
       65,395  Yahoo!, Inc. (b)                   1,160,761
                                               ------------

               IT SERVICES -- 2.5%
       28,685  Computer Sciences Corp.            1,462,361
        8,327  Fidelity National Information
                  Services, Inc.                    275,624
        4,340  Fiserv, Inc. (b)                     266,085
       64,351  SAIC, Inc. (b)                     1,119,707
       45,317  Total System Services, Inc.          854,226
                                               ------------
                                                  3,978,003
                                               ------------

               LEISURE EQUIPMENT & PRODUCTS --
                  0.5%
       32,756  Mattel, Inc.                         875,240
                                               ------------

               LIFE SCIENCES TOOLS & SERVICES -- 0.6%
       10,362  PerkinElmer, Inc.                    292,934
        9,800  Thermo Fisher Scientific, Inc.
                  (b)                               587,902
                                               ------------
                                                    880,836
                                               ------------

               MACHINERY -- 0.2%
        5,067  Illinois Tool Works, Inc.            295,964
                                               ------------

               MEDIA -- 2.5%
       91,780  Gannett Co., Inc.                  1,382,207
        6,909  McGraw-Hill (The) Cos., Inc.         279,607
       22,874  Time Warner, Inc.                    866,010
        3,195  Washington Post (The) Co.,
                  Class B                         1,392,700
                                               ------------
                                                  3,920,524
                                               ------------

               METALS & MINING -- 0.2%
       15,422  Alcoa, Inc.                          262,174
                                               ------------

               MULTILINE RETAIL -- 2.8%
       15,160  J. C. Penney Co., Inc.               582,902
       20,528  Kohl's Corp.                       1,082,031
       44,881  Macy's, Inc.                       1,073,105
        6,587  Sears Holdings Corp. (b)             566,284
       21,772  Target Corp.                       1,069,005
                                               ------------
                                                  4,373,327
                                               ------------


SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------

               MULTI-UTILITIES -- 8.7%
       29,092  Ameren Corp.                    $    852,687
       31,003  CenterPoint Energy, Inc.             576,656
       41,579  CMS Energy Corp.                     823,264
       16,100  Consolidated Edison, Inc.            839,132
       24,358  Dominion Resources, Inc.           1,130,698
       22,239  DTE Energy Co.                     1,123,737
       16,167  Integrys Energy Group, Inc.          846,504
       56,769  NiSource, Inc.                     1,104,157
       18,484  PG&E Corp.                           851,743
       44,361  Public Service Enterprise
                  Group, Inc.                     1,427,093
       27,656  SCANA Corp.                        1,148,277
       15,264  Sempra Energy                        841,046
       43,530  TECO Energy, Inc.                    838,823
       17,850  Wisconsin Energy Corp.               557,099
       34,182  Xcel Energy, Inc.                    831,648
                                               ------------
                                                 13,792,564
                                               ------------

               OFFICE ELECTRONICS -- 0.5%
       76,678  Xerox Corp.                          773,681
                                               ------------

               OIL, GAS & CONSUMABLE FUELS --
                  8.0%
        8,317  Apache Corp.                       1,109,238
       13,011  Chevron Corp.                      1,423,924
       17,503  ConocoPhillips                     1,381,512
        9,707  Exxon Mobil Corp.                    854,216
       16,404  Hess Corp.                         1,410,088
       26,220  Marathon Oil Corp.                 1,416,929
       19,039  Murphy Oil Corp.                   1,475,142
        7,815  Occidental Petroleum Corp.           893,176
       13,429  QEP Resources, Inc.                  573,821
       10,015  Spectra Energy Corp.                 290,836
       11,941  Sunoco, Inc.                         509,403
       10,146  Tesoro Corp. (b)                     275,159
       36,513  Valero Energy Corp.                1,033,318
                                               ------------
                                                 12,646,762
                                               ------------

               PAPER & FOREST PRODUCTS -- 0.3%
       18,039  International Paper Co.              557,044
                                               ------------

               PHARMACEUTICALS -- 2.2%
       20,598  Bristol-Myers Squibb Co.             578,804
       33,710  Forest Laboratories, Inc. (b)      1,117,824
       18,377  Johnson & Johnson                  1,207,736
       26,805  Pfizer, Inc.                         561,833
                                               ------------
                                                  3,466,197
                                               ------------

               PROFESSIONAL SERVICES -- 0.2%
        7,007  Equifax, Inc.                        262,973
                                               ------------


               REAL ESTATE INVESTMENT TRUSTS
                  -- 0.6%
       44,261  Weyerhaeuser Co.                   1,018,446
                                               ------------

Page 42          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ROAD & RAIL -- 0.5%
       16,139  Ryder System, Inc.              $    863,437
                                               ------------

               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.6%
       69,302  Intel Corp.                        1,607,113
       37,965  National Semiconductor Corp.         915,716
                                               ------------
                                                  2,522,829
                                               ------------

               SOFTWARE -- 0.3%
       22,515  CA, Inc.                             553,644
                                               ------------

               SPECIALTY RETAIL -- 5.0%
       48,670  Best Buy Co., Inc.                 1,519,478
       62,070  GameStop Corp., Class A (b)        1,593,958
       61,686  Gap (The), Inc.                    1,433,583
        7,345  Home Depot (The), Inc.               272,793
       30,897  Lowe's Cos., Inc.                    811,046
       93,125  RadioShack Corp.                   1,472,306
       42,050  Staples, Inc.                        888,937
                                               ------------
                                                  7,992,101
                                               ------------

               THRIFTS & MORTGAGE FINANCE --
                  0.3%
       56,241  Hudson City Bancorp, Inc.            535,977
                                               ------------

               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.6%
      175,995  Sprint Nextel Corp. (b)              911,654
                                               ------------
               TOTAL COMMON STOCKS -- 99.9%     158,447,510
                (Cost $147,444,473)

               MONEY MARKET FUND -- 1.0%
    1,550,941  Morgan Stanley Institutional
                Treasury Money Market Fund -
                0.01% (c)                         1,550,941
                (Cost $1,550,941)              ------------

               TOTAL INVESTMENTS -- 100.9%      159,998,451
                (Cost $148,995,414) (d)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.9)%            (1,431,717)
                                               ------------
               NET ASSETS -- 100.0%            $158,566,734
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,619,989 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,616,952.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $158,447,510      $ --           $ --
Money Market Fund       1,550,941        --             --
                    ------------------------------------------
Total Investments    $159,998,451      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 43          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 1.8%
     3,191  Boeing (The) Co.                   $    254,578
    16,225  Honeywell International, Inc.           993,457
    12,100  ITT Corp.                               699,259
     3,639  Rockwell Collins, Inc.                  229,621
     2,786  United Technologies Corp.               249,570
                                               ------------
                                                  2,426,485
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.9%
     6,534  C.H. Robinson Worldwide, Inc.           523,896
     9,661  Expeditors International of
               Washington, Inc.                     524,302
     3,173  United Parcel Service, Inc.,
               Class B                              237,880
                                               ------------
                                                  1,286,078
                                               ------------

            AUTOMOBILES -- 1.0%
    32,487  Ford Motor Co. (b)                      502,574
    22,800  Harley-Davidson, Inc.                   849,528
                                               ------------
                                                  1,352,102
                                               ------------

            BIOTECHNOLOGY -- 0.6%
     6,600  Biogen Idec, Inc. (b)                   642,510
     5,557  Gilead Sciences, Inc. (b)               215,834
                                               ------------
                                                    858,344
                                               ------------

            CAPITAL MARKETS -- 1.8%
    15,861  Ameriprise Financial, Inc.              984,334
     3,873  Franklin Resources, Inc.                500,082
    18,951  Invesco Ltd.                            471,311
     7,293  T. Rowe Price Group, Inc.               468,575
                                               ------------
                                                  2,424,302
                                               ------------

            CHEMICALS -- 4.9%
     7,082  CF Industries Holdings, Inc.          1,002,457
    17,624  E.I. du Pont de Nemours & Co.         1,000,867
    12,193  Eastman Chemical Co.                  1,307,699
     8,555  FMC Corp.                               755,235
    15,550  International Flavors &
               Fragrances, Inc.                     987,736
    12,719  PPG Industries, Inc.                  1,204,108
     2,322  Praxair, Inc.                           247,107
     2,809  Sherwin-Williams (The) Co.              231,153
                                               ------------
                                                  6,736,362
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.1%
    23,265  Iron Mountain, Inc.                     740,990
     8,194  Stericycle, Inc. (b)                    747,949
                                               ------------
                                                  1,488,939
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 1.9%
    58,108  JDS Uniphase Corp. (b)                1,210,971
    23,022  Juniper Networks, Inc. (b)              882,433


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMUNICATIONS EQUIPMENT
               (CONTINUED)
     8,834  QUALCOMM, Inc.                     $    502,125
                                               ------------
                                                  2,595,529
                                               ------------

            COMPUTERS & PERIPHERALS -- 2.2%
     2,085  Apple, Inc. (b)                         726,060
    36,489  EMC Corp. (b)                         1,034,098
    10,510  SanDisk Corp. (b)                       516,461
    19,485  Western Digital Corp. (b)               775,503
                                               ------------
                                                  3,052,122
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.7%
    13,152  Fluor Corp.                             919,851
                                               ------------

            CONSUMER FINANCE -- 0.2%
     5,217  American Express Co.                    256,050
                                               ------------

            CONTAINERS & PACKAGING -- 0.7%
    27,023  Ball Corp.                            1,008,228
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.2%
     4,282  DeVry, Inc.                             226,518
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               0.6%
    21,427  Moody's Corp.                           838,653
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.3%
    12,568  Verizon Communications, Inc.            474,819
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.7%
     4,036  Emerson Electric Co.                    245,227
    12,794  Rockwell Automation, Inc.             1,114,741
    11,205  Roper Industries, Inc.                  969,121
                                               ------------
                                                  2,329,089
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.9%
     8,906  Amphenol Corp., Class A                 497,934
    20,993  FLIR Systems, Inc.                      739,374
                                               ------------
                                                  1,237,308
                                               ------------

            ENERGY EQUIPMENT & SERVICES --
               4.9%
    16,491  Baker Hughes, Inc.                    1,276,568
    16,966  Cameron International Corp. (b)         894,447
    10,254  FMC Technologies, Inc. (b)              476,606
    24,297  Halliburton Co.                       1,226,513
    17,629  Helmerich & Payne, Inc.               1,169,508
     9,166  National Oilwell Varco, Inc.            702,941
    10,388  Schlumberger Ltd.                       932,323
                                               ------------
                                                  6,678,906
                                               ------------

Page 44          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING -- 0.8%
    18,376  Whole Foods Market, Inc.           $  1,153,278
                                               ------------
            FOOD PRODUCTS -- 1.7%
     8,912  Hershey (The) Co.                       514,311
    34,798  Hormel Foods Corp.                    1,023,409
     7,520  Kraft Foods, Inc., Class A              252,522
    27,413  Sara Lee Corp.                          526,330
                                               ------------
                                                  2,316,572
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.6%
     2,376  C. R. Bard, Inc.                        253,638
     5,568  Edwards Lifesciences Corp. (b)          480,797
     1,450  Intuitive Surgical, Inc. (b)            507,065
    14,174  St. Jude Medical, Inc.                  757,458
     3,879  Stryker Corp.                           228,861
                                               ------------
                                                  2,227,819
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
               -- 4.1%
    30,611  AmerisourceBergen Corp.               1,244,031
    27,348  CIGNA Corp.                           1,280,707
    11,329  DaVita, Inc. (b)                        997,971
    13,066  Express Scripts, Inc. (b)               741,365
     2,561  Laboratory Corp. of America
                 Holdings (b)                       247,060
   162,546  Tenet Healthcare Corp. (b)            1,126,444
                                               ------------
                                                  5,637,578
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.6%
     6,534  Cerner Corp. (b)                        785,256
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               2.2%
     4,800  Darden Restaurants, Inc.                225,456
    26,218  Starbucks Corp.                         948,829
     7,413  Wyndham Worldwide Corp.                 256,564
     9,516  Wynn Resorts Ltd.                     1,400,279
     4,590  Yum! Brands, Inc.                       246,208
                                               ------------
                                                  3,077,336
                                               ------------

            HOUSEHOLD DURABLES -- 1.4%
    15,519  Harman International Industries,
               Inc.                                 753,137
    15,809  Stanley Black & Decker, Inc.          1,148,524
                                               ------------
                                                  1,901,661
                                               ------------

            INTERNET & CATALOG RETAIL -- 2.2%
     2,689  Amazon.com, Inc. (b)                    528,389
     5,102  Netflix, Inc. (b)                     1,187,082
     2,392  priceline.com, Inc. (b)               1,308,448
                                               ------------
                                                  3,023,919
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               0.6%
     7,597  eBay, Inc. (b)                          261,337


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
    13,377  VeriSign, Inc.                     $    494,414
                                               ------------
                                                    755,751
                                               ------------

            IT SERVICES -- 2.2%
     4,596  Automatic Data Processing, Inc.         249,793
    11,901  Cognizant Technology Solutions
               Corp., Class A (b)                   986,593
     2,970  International Business Machines
               Corp.                                506,623
    19,108  Teradata Corp. (b)                    1,068,519
    11,354  Western Union Co.                       241,272
                                               ------------
                                                  3,052,800
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               1.2%
    21,634  Agilent Technologies, Inc. (b)        1,079,753
     5,574  Waters Corp. (b)                        546,252
                                               ------------
                                                  1,626,005
                                               ------------

            MACHINERY -- 8.3%
    10,875  Caterpillar, Inc.                     1,255,084
     6,628  Cummins, Inc.                           796,553
    14,000  Danaher Corp.                           773,360
    12,498  Deere & Co.                           1,218,555
    18,421  Dover Corp.                           1,253,365
    21,843  Eaton Corp.                           1,169,256
    15,040  Ingersoll-Rand PLC                      759,520
     7,353  Joy Global, Inc.                        742,285
     4,505  PACCAR, Inc.                            239,260
    16,816  Pall Corp.                              982,727
    12,790  Parker Hannifin Corp.                 1,206,353
    16,130  Snap-on, Inc.                           996,350
                                               ------------
                                                 11,392,668
                                               ------------

            MEDIA -- 5.4%
    20,993  Cablevision Systems Corp., Class
               A                                    739,583
    39,190  Comcast Corp., Class A                1,028,346
    15,525  DIRECTV, Class A (b)                    754,360
    96,338  Interpublic Group of Cos. (The),
               Inc.                               1,131,971
    55,169  News Corp., Class A                     983,112
    14,810  Omnicom Group, Inc.                     728,504
    10,185  Time Warner Cable, Inc.                 795,754
    10,412  Viacom, Inc., Class B                   532,678
    16,862  Walt Disney (The) Co.                   726,752
                                               ------------
                                                  7,421,060
                                               ------------

            METALS & MINING -- 2.4%
    17,882  Allegheny Technologies, Inc.          1,287,504
    12,322  Cliffs Natural Resources, Inc.        1,154,818
     8,720  Freeport-McMoRan Copper & Gold,
               Inc.                                 479,861

Page 45          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            METALS & MINING (CONTINUED)
     8,980  United States Steel Corp.          $    428,436
                                               ------------
                                                  3,350,619
                                               ------------

            MULTILINE RETAIL -- 1.6%
    22,307  Big Lots, Inc. (b)                      917,041
    14,158  Family Dollar Stores, Inc.              767,505
    10,793  Nordstrom, Inc.                         513,207
                                               ------------
                                                  2,197,753
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               10.3%
     8,869  Anadarko Petroleum Corp.                700,119
    13,717  Cabot Oil & Gas Corp.                   771,993
    36,127  Chesapeake Energy Corp.               1,216,396
    13,548  CONSOL Energy, Inc.                     732,811
    49,630  Denbury Resources, Inc. (b)           1,120,149
    13,196  Devon Energy Corp.                    1,200,836
    53,821  El Paso Corp.                         1,044,666
     8,175  EOG Resources, Inc.                     923,039
     9,707  EQT Corp.                               510,685
    17,715  Massey Energy Co.                     1,208,872
     9,559  Newfield Exploration Co. (b)            676,777
    10,024  Noble Energy, Inc.                      965,010
    13,463  Peabody Energy Corp.                    899,598
     9,505  Pioneer Natural Resources Co.           971,696
    12,429  Range Resources Corp.                   701,617
    11,273  Southwestern Energy Co. (b)             494,434
                                               ------------
                                                 14,138,698
                                               ------------

            PERSONAL PRODUCTS -- 0.9%
    12,567  Estee Lauder (The) Cos., Inc.,
               Class A                            1,218,999
                                               ------------

            PHARMACEUTICALS -- 1.0%
    10,402  Mylan, Inc. (b)                         259,218
    17,296  Watson Pharmaceuticals, Inc. (b)      1,072,698
                                               ------------
                                                  1,331,916
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               0.9%
     1,964  AvalonBay Communities, Inc.             248,662
     4,180  Equity Residential                      249,629
     4,497  Health Care REIT, Inc.                  241,804
    13,391  Host Hotels & Resorts, Inc.             238,226
     2,202  Simon Property Group, Inc.              252,217
                                               ------------
                                                  1,230,538
                                               ------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.9%
    45,355  CB Richard Ellis Group, Inc.,
               Class A (b)                        1,211,432
                                               ------------

            ROAD & RAIL -- 1.6%
    15,407  CSX Corp.                             1,212,377
     6,993  Norfolk Southern Corp.                  522,237


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            ROAD & RAIL (CONTINUED)
     4,926  Union Pacific Corp.                $    509,693
                                               ------------
                                                  2,244,307
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 9.3%
    56,324  Advanced Micro Devices, Inc. (b)        512,548
    27,509  Altera Corp.                          1,339,688
    18,450  Analog Devices, Inc.                    743,720
    62,021  Applied Materials, Inc.                 973,109
     4,517  First Solar, Inc. (b)                   630,438
    25,564  KLA-Tencor Corp.                      1,122,260
   142,467  LSI Corp. (b)                         1,044,283
    19,115  Microchip Technology, Inc.              784,480
   105,669  Micron Technology, Inc. (b)           1,193,003
    32,614  Novellus Systems, Inc. (b)            1,046,909
    26,240  NVIDIA Corp. (b)                        524,800
    67,994  Teradyne, Inc. (b)                    1,094,703
    21,024  Texas Instruments, Inc.                 746,983
    29,536  Xilinx, Inc.                          1,029,625
                                               ------------
                                                 12,786,549
                                               ------------

            SOFTWARE -- 3.3%
     7,112  Adobe Systems, Inc. (b)                 238,608
    21,963  Autodesk, Inc. (b)                      987,896
     4,741  BMC Software, Inc. (b)                  238,140
     3,210  Citrix Systems, Inc. (b)                270,731
    20,417  Compuware Corp. (b)                     231,325
    12,075  Electronic Arts, Inc. (b)               243,673
     9,122  Intuit, Inc. (b)                        506,818
    21,773  Oracle Corp.                            784,917
     5,195  Red Hat, Inc. (b)                       246,607
     3,626  Salesforce.com, Inc. (b)                502,564
    12,720  Symantec Corp. (b)                      249,948
                                               ------------
                                                  4,501,227
                                               ------------

            SPECIALTY RETAIL -- 4.9%
    16,504  Abercrombie & Fitch Co., Class A      1,168,483
     2,657  AutoZone, Inc. (b)                      750,284
     4,885  Bed Bath & Beyond, Inc. (b)             274,146
    22,635  CarMax, Inc. (b)                        785,434
    29,464  Limited Brands, Inc.                  1,212,738
     4,104  O'Reilly Automotive, Inc. (b)           242,382
    17,027  Ross Stores, Inc.                     1,254,720
     7,884  Tiffany & Co.                           547,465
     9,740  TJX (The) Cos., Inc.                    522,259
                                               ------------
                                                  6,757,911
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.5%
     4,532  Coach, Inc.                             271,059
     7,835  Polo Ralph Lauren Corp.               1,024,583
     7,374  VF Corp.                                741,529
                                               ------------
                                                  2,037,171
                                               ------------

Page 46          See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TOBACCO -- 0.9%
     5,098  Lorillard, Inc.                    $    542,937
     7,381  Philip Morris International, Inc.       512,537
     6,637  Reynolds American, Inc.                 246,299
                                               ------------
                                                  1,301,773
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
               -- 0.9%
    11,207  Fastenal Co.                            751,877
     3,518  W.W. Grainger, Inc.                     533,329
                                               ------------
                                                  1,285,206
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.9%
    74,567  MetroPCS Communications, Inc. (b)     1,254,963
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       137,410,450
             (Cost $123,583,230)

            MONEY MARKET FUND -- 0.1%
    74,110  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                               74,110
             (Cost $74,110)                    ------------

            TOTAL INVESTMENTS -- 100.1%         137,484,560
             (Cost $123,657,340) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (104,429)
                                               ------------
            NET ASSETS -- 100.0%               $137,380,131
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,365,703 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $538,483.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $137,410,450      $ --           $ --
Money Market Fund          74,110        --             --
                    ------------------------------------------
Total Investments    $137,484,560      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 47          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.4%
     1,070  AAR Corp.                          $     27,863
     1,639  Alliant Techsystems, Inc.               115,795
       218  Ceradyne, Inc. (b)                       10,216
     1,148  Curtiss-Wright Corp.                     38,171
       419  Esterline Technologies Corp. (b)         30,084
     1,699  General Dynamics Corp.                  123,721
     2,132  L-3 Communications Holdings, Inc.       170,965
       403  Lockheed Martin Corp.                    31,938
       646  Moog, Inc., Class A (b)                  28,502
     2,663  Northrop Grumman Corp.                  169,393
     2,557  Raytheon Co.                            124,142
       390  Teledyne Technologies, Inc. (b)          19,691
                                               ------------
                                                    890,481
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.3%
     1,043  FedEx Corp.                              99,784
                                               ------------

            AIRLINES -- 1.0%
     6,220  AirTran Holdings, Inc. (b)               46,712
     1,461  Alaska Air Group, Inc. (b)               96,236
    14,782  JetBlue Airways Corp. (b)                83,666
     2,981  SkyWest, Inc.                            49,276
     7,724  Southwest Airlines Co.                   90,757
                                               ------------
                                                    366,647
                                               ------------

            AUTO COMPONENTS -- 0.2%
     1,328  Drew Industries, Inc.                    31,965
     2,941  Spartan Motors, Inc.                     19,881
     2,918  Standard Motor Products, Inc.            41,582
                                               ------------
                                                     93,428
                                               ------------

            AUTOMOBILES -- 0.1%
     1,389  Thor Industries, Inc.                    43,073
                                               ------------

            BEVERAGES -- 0.5%
     1,604  Constellation Brands, Inc., Class
               A (b)                                 35,914
     2,774  Molson Coors Brewing Co., Class B       135,232
                                               ------------
                                                    171,146
                                               ------------

            BIOTECHNOLOGY -- 0.8%
     3,124  Amgen, Inc. (b)                         177,599
     1,717  Cephalon, Inc. (b)                      131,866
                                               ------------
                                                    309,465
                                               ------------

            BUILDING PRODUCTS -- 0.2%
       750  Apogee Enterprises, Inc.                 10,710
       753  Griffon Corp. (b)                         9,593
       504  Quanex Building Products Corp.           10,564
       336  Simpson Manufacturing Co., Inc.           9,381
       550  Universal Forest Products, Inc.          17,760
                                               ------------
                                                     58,008
                                               ------------

            CAPITAL MARKETS -- 1.2%
     1,089  Bank of New York Mellon (The)
               Corp.                                 31,538


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            CAPITAL MARKETS (CONTINUED)
     1,216  Federated Investors, Inc., Class B $     31,349
       615  Goldman Sachs Group (The), Inc.          92,871
     2,218  Investment Technology Group, Inc.
               (b)                                   37,950
     5,216  Janus Capital Group, Inc.                63,479
       901  Legg Mason, Inc.                         33,472
     2,381  Morgan Stanley                           62,263
       487  Piper Jaffray Cos. (b)                   17,459
     4,131  Prospect Capital Corp.                   50,026
       970  SEI Investments Co.                      21,660
     1,408  TradeStation Group, Inc. (b)             13,587
                                               ------------
                                                    455,654
                                               ------------

            CHEMICALS -- 2.2%
     1,200  A. Schulman, Inc.                        30,384
       721  Air Products and Chemicals, Inc.         68,870
     4,649  American Vanguard Corp.                  41,469
       485  Arch Chemicals, Inc.                     18,755
     1,605  Ashland, Inc.                            99,639
     2,002  Cabot Corp.                              89,790
       623  Calgon Carbon Corp. (b)                  10,691
       425  Cytec Industries, Inc.                   24,939
       861  Dow Chemical (The) Co.                   35,292
     1,879  H.B. Fuller Co.                          41,056
     1,353  Minerals Technologies, Inc.              92,004
     1,011  Olin Corp.                               26,023
     1,380  OM Group, Inc. (b)                       50,011
       976  RPM International, Inc.                  22,936
     1,939  Sensient Technologies Corp.              73,469
       557  Stepan Co.                               40,087
     1,546  STR Holdings, Inc. (b)                   25,463
     1,185  Valspar (The) Corp.                      46,582
                                               ------------
                                                    837,460
                                               ------------

            COMMERCIAL BANKS -- 2.3%
       485  Bank of Hawaii Corp.                     23,663
       226  Bank of the Ozarks, Inc.                 10,064
       280  City Holding Co.                          9,548
       516  Columbia Banking System, Inc.             9,732
       573  Commerce Bancshares, Inc.                24,387
     1,222  Community Bank System, Inc.              30,574
     1,443  First Commonwealth Financial Corp.        8,947
       591  First Financial Bancorp                   9,740
     1,358  FirstMerit Corp.                         23,724
     2,086  Fulton Financial Corp.                   24,364
       657  Glacier Bancorp, Inc.                     9,875
       301  Hancock Holding Co.                       9,831
     4,898  Huntington Bancshares, Inc.              33,257
       747  Independent Bank Corp.                   21,894
     3,790  International Bancshares Corp.           66,780
     7,324  KeyCorp                                  63,499
       368  M&T Bank Corp.                           32,520

Page 48          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
       885  NBT Bancorp, Inc.                  $     20,001
       922  Old National Bancorp                      9,543
     1,549  PNC Financial Services Group, Inc.       96,565
       542  Prosperity Bancshares, Inc.              24,851
       935  S&T Bancorp, Inc.                        19,083
     1,095  Simmons First National Corp.,
               Class A                               28,897
     1,057  Susquehanna Bancshares, Inc.              9,745
     2,922  TCF Financial Corp.                      45,554
       486  Tompkins Financial Corp.                 19,800
     1,979  Trustmark Corp.                          45,992
       540  UMB Financial Corp.                      22,739
       864  Umpqua Holdings Corp.                    10,031
       373  United Bankshares, Inc.                   9,758
     2,162  Webster Financial Corp.                  46,526
     1,026  Wells Fargo & Co.                        29,867
       549  Wintrust Financial Corp.                 18,496
                                               ------------
                                                    869,847
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               2.1%
       795  ABM Industries, Inc.                     19,334
     2,325  Avery Dennison Corp.                     97,045
       700  Brink's (The) Co.                        23,107
     2,149  Cintas Corp.                             66,726
     2,849  Corrections Corp. of America (b)         70,912
     1,517  G&K Services, Inc., Class A              50,213
       787  Geo Group (The), Inc. (b)                20,997
     5,156  R.R. Donnelley & Sons Co.                97,242
     3,248  Republic Services, Inc.                 102,702
     6,077  Standard Register (The) Co.              20,905
       817  Tetra Tech, Inc. (b)                     19,298
       951  UniFirst Corp.                           49,224
       417  United Stationers, Inc.                  30,049
       413  Viad Corp.                               10,246
     1,610  Waste Connections, Inc.                  49,540
     1,742  Waste Management, Inc.                   68,739
                                               ------------
                                                    796,279
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 2.1%
     2,328  Arris Group, Inc. (b)                    27,936
     1,833  Bel Fuse, Inc., Class B                  36,898
     1,435  Black Box Corp.                          50,139
     7,585  Cisco Systems, Inc.                     133,193
     1,856  Comtech Telecommunications Corp.         52,525
     2,808  Digi International, Inc. (b)             33,162
     2,053  EMS Technologies, Inc. (b)               51,859
     3,367  Harris Corp.                            178,889
     1,265  Plantronics, Inc.                        46,894
     4,969  Tekelec (b)                              41,491


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMUNICATIONS EQUIPMENT
               (CONTINUED)
    31,869  Tellabs, Inc.                      $    156,795
                                               ------------
                                                    809,781
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.1%
     4,482  Dell, Inc. (b)                           69,516
     4,076  Hewlett-Packard Co.                     164,548
     4,058  Intevac, Inc. (b)                        49,629
     4,508  Lexmark International, Inc., Class
                 A (b)                              145,383
                                               ------------
                                                    429,076
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.7%
     3,342  Aecom Technology Corp. (b)               91,103
     1,164  Dycom Industries, Inc. (b)               17,297
     1,109  Insituform Technologies, Inc.,
               Class A (b)                           28,069
       613  KBR, Inc.                                23,521
     2,516  URS Corp. (b)                           112,591
                                               ------------
                                                    272,581
                                               ------------

            CONSUMER FINANCE -- 0.4%
     2,503  Capital One Financial Corp.             136,989
                                               ------------

            CONTAINERS & PACKAGING -- 1.3%
     1,387  AptarGroup, Inc.                         72,748
     2,973  Bemis Co., Inc.                          93,174
     1,063  Greif, Inc., Class A                     66,012
     1,077  Owens-Illinois, Inc. (b)                 31,955
     2,406  Packaging Corp. of America               68,643
     2,440  Sealed Air Corp.                         62,879
     1,919  Sonoco Products Co.                      66,321
     1,980  Temple-Inland, Inc.                      46,589
                                               ------------
                                                    508,321
                                               ------------

            DISTRIBUTORS -- 0.1%
     6,305  Audiovox Corp., Class A (b)              46,531
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.9%
     5,099  Career Education Corp. (b)              111,209
     2,237  Corinthian Colleges, Inc. (b)             9,955
     1,943  H&R Block, Inc.                          33,594
       938  Hillenbrand, Inc.                        21,499
     1,202  Matthews International Corp.,
               Class A                               48,248
     6,530  Regis Corp.                             111,010
                                               ------------
                                                    335,515
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               1.6%
    14,715  Citigroup, Inc. (b)                      67,542
       108  CME Group, Inc.                          31,943
     2,116  JPMorgan Chase & Co.                     96,553

Page 49          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED FINANCIAL SERVICES
               (CONTINUED)
     4,448  Leucadia National Corp.            $    171,960
     5,034  NASDAQ OMX Group (The), Inc. (b)        136,421
     2,774  NYSE Euronext                           111,099
                                               ------------
                                                    615,518
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.1%
     5,457  AT&T, Inc.                              169,822
     4,019  CenturyLink, Inc.                       163,895
     7,912  Frontier Communications Corp.            65,432
                                               ------------
                                                    399,149
                                               ------------

            ELECTRIC UTILITIES -- 6.6%
       761  ALLETE, Inc.                             30,813
     3,702  American Electric Power Co., Inc.       135,049
     2,166  Central Vermont Public Service
               Corp.                                 50,706
     3,379  Cleco Corp.                             118,603
     2,536  DPL, Inc.                                76,815
     5,375  Duke Energy Corp.                       100,244
     4,564  Edison International                    179,228
     1,327  El Paso Electric Co. (b)                 41,111
     2,485  Entergy Corp.                           173,254
     3,154  Exelon Corp.                            132,941
     3,507  FirstEnergy Corp.                       140,140
     5,787  Great Plains Energy, Inc.               119,096
     1,869  Hawaiian Electric Industries, Inc.       47,641
     3,041  IDACORP, Inc.                           119,238
     2,360  NextEra Energy, Inc.                    133,505
     1,880  Northeast Utilities                      66,928
     6,224  NV Energy, Inc.                          94,543
     5,231  Pepco Holdings, Inc.                    100,801
     3,040  Pinnacle West Capital Corp.             131,906
     3,106  PNM Resources, Inc.                      47,615
     3,856  PPL Corp.                               105,770
     2,114  Progress Energy, Inc.                   100,309
     1,707  Southern Co.                             66,641
       972  UIL Holdings Corp.                       30,929
     1,117  Unisource Energy Corp.                   41,474
     3,508  Westar Energy, Inc.                      95,453
                                               ------------
                                                  2,480,753
                                               ------------

            ELECTRICAL EQUIPMENT -- 0.2%
       650  AZZ, Inc.                                28,457
       831  Brady Corp., Class A                     31,337
       405  Encore Wire Corp.                        11,304
       512  Powell Industries, Inc. (b)              20,234
                                               ------------
                                                     91,332
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.6%
     1,722  Agilysys, Inc. (b)                        8,989


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS (CONTINUED)
     2,766  Arrow Electronics, Inc. (b)        $    126,102
     3,398  Avnet, Inc. (b)                         123,415
     2,659  Benchmark Electronics, Inc. (b)          44,937
       912  Brightpoint, Inc. (b)                     9,229
       897  Checkpoint Systems, Inc. (b)             18,891
       714  Cognex Corp.                             22,334
     8,095  Corning, Inc.                           169,509
     3,736  CTS Corp.                                41,059
     5,509  Ingram Micro, Inc., Class A (b)         103,184
     2,962  Insight Enterprises, Inc. (b)            50,828
     1,232  Itron, Inc. (b)                          67,058
     3,183  Jabil Circuit, Inc.                      63,151
     2,455  Methode Electronics, Inc.                30,344
     5,178  Molex, Inc.                             139,806
       920  Park Electrochemical Corp.               29,412
       846  Plexus Corp. (b)                         30,870
       531  ScanSource, Inc. (b)                     18,994
     1,541  SYNNEX Corp. (b)                         51,670
     1,822  Tech Data Corp. (b)                      96,803
     6,530  Vishay Intertechnology, Inc. (b)        124,592
                                               ------------
                                                  1,371,177
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 2.2%
     1,066  Bristow Group, Inc. (b)                  49,462
     2,929  Exterran Holdings, Inc. (b)              63,589
       627  Gulf Island Fabrication, Inc.            22,158
     2,694  Helix Energy Solutions Group, Inc.
               (b)                                   50,997
     1,308  Hornbeck Offshore Services, Inc.
               (b)                                   38,233
     2,141  Nabors Industries Ltd. (b)               65,600
     3,660  Noble Corp.                             157,417
     1,577  Patterson-UTI Energy, Inc.               49,061
       716  Pioneer Drilling Co. (b)                 11,098
       539  Pride International, Inc. (b)            23,668
     1,472  Rowan Cos., Inc. (b)                     61,382
       546  SEACOR Holdings, Inc.                    53,961
     1,549  Tidewater, Inc.                          92,181
     1,496  Unit Corp. (b)                           94,278
                                               ------------
                                                    833,085
                                               ------------

            FOOD & STAPLES RETAILING -- 2.6%
     1,424  BJ's Wholesale Club, Inc. (b)            73,080
       517  Casey's General Stores, Inc.             20,178
     3,790  CVS Caremark Corp.                      137,350
     4,070  Kroger (The) Co.                         98,942
     1,329  Nash Finch Co.                           49,465
     3,002  Ruddick Corp.                           124,643
     5,526  Safeway, Inc.                           134,337
     3,410  Spartan Stores, Inc.                     53,230
     2,348  Sysco Corp.                              67,881

Page 50          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING
               (CONTINUED)
     1,620  Walgreen Co.                       $     69,206
     2,499  Wal-Mart Stores, Inc.                   137,395
                                               ------------
                                                    965,707
                                               ------------

            FOOD PRODUCTS -- 3.1%
     4,637  Archer-Daniels-Midland Co.              171,662
     1,710  Cal-Maine Foods, Inc.                    49,402
       982  Campbell Soup Co.                        32,985
     2,738  ConAgra Foods, Inc.                      66,944
     9,756  Dean Foods Co. (b)                      109,170
     1,702  Flowers Foods, Inc.                      52,013
       890  General Mills, Inc.                      34,336
       630  J & J Snack Foods Corp.                  32,017
       911  J.M. Smucker (The) Co.                   68,389
       765  Lancaster Colony Corp.                   46,749
       680  McCormick & Co., Inc.                    33,402
     1,354  Ralcorp Holdings, Inc. (b)              105,341
     1,098  Sanderson Farms, Inc.                    52,265
     1,689  Seneca Foods Corp., Class A (b)          47,224
     4,815  Smithfield Foods, Inc. (b)              113,441
     8,702  Tyson Foods, Inc., Class A              173,170
                                               ------------
                                                  1,188,510
                                               ------------

            GAS UTILITIES -- 1.7%
     1,745  AGL Resources, Inc.                      72,435
     2,718  Atmos Energy Corp.                       94,831
     1,468  Energen Corp.                            95,435
       778  Laclede Group (The), Inc.                29,852
       231  New Jersey Resources Corp.               10,113
     1,211  Nicor, Inc.                              67,126
       643  Northwest Natural Gas Co.                29,732
       665  Piedmont Natural Gas Co., Inc.           21,114
     2,656  Questar Corp.                            46,666
     1,035  Southwest Gas Corp.                      41,162
     2,113  UGI Corp.                                70,363
     1,782  WGL Holdings, Inc.                       70,424
                                               ------------
                                                    649,253
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.8%
       407  Becton, Dickinson & Co.                  34,978
     1,129  CONMED Corp. (b)                         31,702
       626  Covidien PLC                             34,862
     1,621  CryoLife, Inc. (b)                        9,467
     1,525  Greatbatch, Inc. (b)                     41,282
     1,830  Hill-Rom Holdings, Inc.                  82,368
       677  ICU Medical, Inc. (b)                    30,539
     3,514  Immucor, Inc. (b)                        76,711
       318  Invacare Corp.                           10,462
     2,479  Medtronic, Inc.                         103,498
     4,117  Symmetry Medical, Inc. (b)               40,964
     1,199  Teleflex, Inc.                           75,549
       450  West Pharmaceutical Services, Inc.       21,258


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
     1,074  Zimmer Holdings, Inc. (b)          $     70,079
                                               ------------
                                                    663,719
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               4.5%
     3,475  Aetna, Inc.                             143,796
     1,441  Amedisys, Inc. (b)                       48,014
     1,586  AmSurg Corp. (b)                         42,600
       612  Centene Corp. (b)                        22,173
     1,738  Community Health Systems, Inc. (b)       53,409
     5,236  Coventry Health Care, Inc. (b)          168,966
     1,263  Cross Country Healthcare, Inc. (b)        9,371
     1,058  Gentiva Health Services, Inc. (b)        29,624
     1,417  Health Net, Inc. (b)                     47,186
     3,282  Healthways, Inc. (b)                     55,531
     1,860  Humana, Inc. (b)                        141,583
     4,851  Kindred Healthcare, Inc. (b)            122,342
     1,345  LHC Group, Inc. (b)                      39,839
     2,883  LifePoint Hospitals, Inc. (b)           119,962
     1,028  Magellan Health Services, Inc. (b)       53,477
       741  Molina Healthcare, Inc. (b)              31,863
       712  Owens & Minor, Inc.                      24,528
     4,409  PharMerica Corp. (b)                     58,022
     1,690  Quest Diagnostics, Inc.                  95,282
       804  RehabCare Group, Inc. (b)                30,206
     2,878  UnitedHealth Group, Inc.                141,684
     1,840  VCA Antech, Inc. (b)                     45,264
     2,393  WellPoint, Inc.                         183,759
                                               ------------
                                                  1,708,481
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               2.1%
     3,554  Bob Evans Farms, Inc.                   111,453
     9,891  Boyd Gaming Corp. (b)                    88,425
     3,391  Carnival Corp.                          129,095
     2,333  International Speedway Corp.,
               Class A                               71,390
     1,308  Jack in the Box, Inc. (b)                27,010
     4,627  Marcus (The) Corp.                       51,313
     4,850  Monarch Casino & Resort, Inc. (b)        55,581
     7,042  Multimedia Games, Inc. (b)               41,337
     4,968  O'Charley's, Inc. (b)                    32,491
       936  Papa John's International, Inc.
               (b)                                   28,136
     1,103  Red Robin Gourmet Burgers, Inc.
               (b)                                   29,991
     3,847  Ruby Tuesday, Inc. (b)                   40,432
     7,820  Ruth's Hospitality Group, Inc. (b)       38,396
     1,889  Shuffle Master, Inc. (b)                 20,647
     9,213  Wendy's/Arby's Group, Inc., Class
               A                                     44,407
                                               ------------
                                                    810,104
                                               ------------

Page 51          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOUSEHOLD DURABLES -- 1.6%
     4,909  American Greetings Corp., Class A  $    120,761
     1,552  Blyth, Inc.                              73,161
       524  Fortune Brands, Inc.                     34,102
     1,716  Helen of Troy Ltd. (b)                   53,402
     4,225  La-Z-Boy, Inc. (b)                       49,686
     1,327  Leggett & Platt, Inc.                    34,887
     1,516  Mohawk Industries, Inc. (b)              91,021
        31  NVR, Inc. (b)                            22,919
     1,524  Whirlpool Corp.                         131,338
                                               ------------
                                                    611,277
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.6%
     5,476  Central Garden & Pet Co., Class A
               (b)                                   54,870
       977  Energizer Holdings, Inc. (b)             73,793
       497  Kimberly-Clark Corp.                     32,832
     1,056  Procter & Gamble (The) Co.               68,534
                                               ------------
                                                    230,029
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.6%
     2,501  AES (The) Corp. (b)                      33,113
     7,753  NRG Energy, Inc. (b)                    187,623
                                               ------------
                                                    220,736
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.8%
       348  3M Co.                                   33,829
       519  Carlisle Cos., Inc.                      25,711
     1,622  General Electric Co.                     33,170
       783  Standex International Corp.              28,626
     1,374  Tredegar Corp.                           30,063
     2,905  Tyco International Ltd.                 141,590
                                               ------------
                                                    292,989
                                               ------------

            INSURANCE -- 8.7%
     2,581  ACE Ltd.                                173,572
     3,308  American Financial Group, Inc.          118,327
     4,752  American International Group, Inc.
               (b)                                  148,025
     1,341  AMERISAFE, Inc. (b)                      29,945
     4,204  Aspen Insurance Holdings Ltd.           120,108
       844  Assurant, Inc.                           33,507
       898  Brown & Brown, Inc.                      23,213
     2,122  Chubb (The) Corp.                       138,333
       991  Cincinnati Financial Corp.               31,395
     1,314  Delphi Financial Group, Inc.,
               Class A                               41,982
       977  Employers Holdings, Inc.                 19,696
     1,314  Everest Re Group Ltd.                   119,732
     8,199  Fidelity National Financial, Inc.,
               Class A                              126,593
     5,617  First American Financial Corp.           87,625
     1,536  Hanover Insurance Group, Inc.            64,850


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            INSURANCE (CONTINUED)
     4,830  Hartford Financial Services Group
               (The), Inc.                     $    139,925
     2,960  HCC Insurance Holdings, Inc.             96,318
     2,402  Horace Mann Educators Corp.              42,948
       848  Infinity Property & Casualty Corp.       50,117
     2,165  Lincoln National Corp.                   67,613
       755  Loews Corp.                              33,416
     4,873  Meadowbrook Insurance Group, Inc.        49,900
     1,776  Mercury General Corp.                    70,578
     2,736  National Financial Partners Corp.
               (b)                                   44,022
       576  Navigators Group (The), Inc. (b)         29,854
     2,117  Presidential Life Corp.                  23,583
     1,013  Principal Financial Group, Inc.          34,189
       796  ProAssurance Corp. (b)                   52,854
     1,539  Progressive (The) Corp.                  33,766
     2,618  Protective Life Corp.                    70,450
     1,056  Prudential Financial, Inc.               66,972
     1,476  Reinsurance Group of America, Inc.       93,431
       700  RLI Corp.                                41,468
       875  Safety Insurance Group, Inc.             40,968
     2,332  Selective Insurance Group, Inc.          41,136
     2,010  StanCorp Financial Group, Inc.           86,631
       943  Stewart Information Services Corp.        9,562
     1,467  Torchmark Corp.                          98,172
     2,099  Tower Group, Inc.                        48,004
     2,380  Transatlantic Holdings, Inc.            117,310
     2,808  Travelers (The) Cos., Inc.              177,690
     1,997  United Fire & Casualty Co.               39,541
     2,251  Unitrin, Inc.                            68,070
     3,717  Unum Group                               98,426
     2,877  W. R. Berkley Corp.                      93,819
     2,644  XL Group PLC                             64,567
                                               ------------
                                                  3,302,203
                                               ------------

            INTERNET & CATALOG RETAIL -- 0.1%
     2,047  Nutrisystem, Inc.                        30,787
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               0.9%
     3,425  InfoSpace, Inc. (b)                      30,825
     8,000  United Online, Inc.                      52,800
     6,409  ValueClick, Inc. (b)                    107,351
     7,812  Yahoo!, Inc. (b)                        138,663
                                               ------------
                                                    329,639
                                               ------------

            IT SERVICES -- 2.5%
     6,459  Acxiom Corp. (b)                         94,043
     1,021  Broadridge Financial Solutions,
               Inc.                                  23,728
       658  CACI International, Inc., Class A
               (b)                                   40,210
     3,427  Computer Sciences Corp.                 174,708
     1,252  CoreLogic, Inc. (b)                      23,049

Page 52          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            IT SERVICES (CONTINUED)
     2,193  DST Systems, Inc.                  $    108,137
       995  Fidelity National Information
               Services, Inc.                        32,935
       518  Fiserv, Inc. (b)                         31,759
       564  Heartland Payment Systems, Inc.          11,257
     2,732  ManTech International Corp., Class
               A (b)                                119,908
     1,217  NCI, Inc., Class A (b)                   29,950
     7,688  SAIC, Inc. (b)                          133,771
     1,041  TeleTech Holdings, Inc. (b)              20,685
     5,414  Total System Services, Inc.             102,054
                                               ------------
                                                    946,194
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               0.6%
     2,595  Arctic Cat, Inc. (b)                     43,570
     1,450  Callaway Golf Co.                        10,266
     2,607  JAKKS Pacific, Inc. (b)                  54,851
     3,913  Mattel, Inc.                            104,556
                                               ------------
                                                    213,243
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.8%
     1,897  Affymetrix, Inc. (b)                     10,244
       579  Bio-Rad Laboratories, Inc., Class
               A (b)                                 72,445
     7,336  Cambrex Corp. (b)                        38,587
     2,980  eResearchTechnology, Inc. (b)            18,953
     1,884  Kendle International, Inc. (b)           18,934
     1,238  PerkinElmer, Inc.                        34,998
       836  Pharmaceutical Product
               Development, Inc.                     25,791
       324  Techne Corp.                             25,178
     1,171  Thermo Fisher Scientific, Inc. (b)       70,248
                                               ------------
                                                    315,378
                                               ------------

            MACHINERY -- 1.4%
       341  Actuant Corp., Class A                    9,466
     1,191  Albany International Corp., Class
               A                                     30,144
       541  Astec Industries, Inc. (b)               20,980
       490  Badger Meter, Inc.                       18,576
     1,420  Barnes Group, Inc.                       35,131
       436  Briggs & Stratton Corp.                  10,285
       777  ESCO Technologies, Inc.                  28,500
       657  Harsco Corp.                             23,389
       605  Illinois Tool Works, Inc.                35,338
     1,049  John Bean Technologies Corp.             21,200
       515  Kaydon Corp.                             19,931
     4,539  Lydall, Inc. (b)                         44,255
       810  Mueller Industries, Inc.                 31,687
     3,274  Oshkosh Corp. (b)                       103,655
     1,226  Pentair, Inc.                            49,236
       632  Trinity Industries, Inc.                 22,879


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MACHINERY (CONTINUED)
       528  Watts Water Technologies, Inc.,
               Class A                         $     20,434
                                               ------------
                                                    525,086
                                               ------------

            MARINE -- 0.1%
       508  Alexander & Baldwin, Inc.                26,772
                                               ------------

            MEDIA -- 2.2%
     5,095  E.W. Scripps (The) Co., Class A
               (b)                                   48,402
    10,965  Gannett Co., Inc.                       165,133
     5,841  Harte-Hanks, Inc.                        54,263
       456  John Wiley & Sons, Inc., Class A         23,224
       825  McGraw-Hill (The) Cos., Inc.             33,388
     2,732  Meredith Corp.                           91,303
     4,893  New York Times (The) Co., Class A
               (b)                                   39,780
     4,284  Scholastic Corp.                        112,584
     2,733  Time Warner, Inc.                       103,471
       382  Washington Post (The) Co., Class B      166,514
                                               ------------
                                                    838,062
                                               ------------

            METALS & MINING -- 0.4%
     1,842  Alcoa, Inc.                              31,314
       201  Kaiser Aluminum Corp.                    10,072
       802  Reliance Steel & Aluminum Co.            45,401
     2,469  Steel Dynamics, Inc.                     44,911
     1,108  Worthington Industries, Inc.             23,900
                                               ------------
                                                    155,598
                                               ------------

            MULTILINE RETAIL -- 1.9%
     3,546  99 Cents Only Stores (b)                 71,487
     3,029  Fred's, Inc., Class A                    42,285
     1,811  J. C. Penney Co., Inc.                   69,633
     2,452  Kohl's Corp.                            129,245
     5,362  Macy's, Inc.                            128,206
     4,097  Saks, Inc. (b)                           49,000
       787  Sears Holdings Corp. (b)                 67,658
     2,601  Target Corp.                            127,709
    10,294  Tuesday Morning Corp. (b)                51,470
                                               ------------
                                                    736,693
                                               ------------

            MULTI-UTILITIES -- 6.0%
     2,381  Alliant Energy Corp.                     94,145
     3,476  Ameren Corp.                            101,881
     1,745  Avista Corp.                             42,491
     2,772  Black Hills Corp.                        96,327
     3,704  CenterPoint Energy, Inc.                 68,894
       587  CH Energy Group, Inc.                    31,475
     4,967  CMS Energy Corp.                         98,346
     1,923  Consolidated Edison, Inc.               100,227
     2,910  Dominion Resources, Inc.                135,082
     2,657  DTE Energy Co.                          134,258
     1,931  Integrys Energy Group, Inc.             101,107
     4,035  MDU Resources Group, Inc.                96,396
     6,782  NiSource, Inc.                          131,910

Page 53          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
     1,332  NorthWestern Corp.                 $     43,357
     1,002  NSTAR                                    46,393
     1,375  OGE Energy Corp.                         73,109
     2,208  PG&E Corp.                              101,745
     5,300  Public Service Enterprise Group,
               Inc.                                 170,501
     3,304  SCANA Corp.                             137,182
     1,824  Sempra Energy                           100,502
     5,200  TECO Energy, Inc.                       100,204
     3,407  Vectren Corp.                            97,372
     2,132  Wisconsin Energy Corp.                   66,540
     4,084  Xcel Energy, Inc.                        99,364
                                               ------------
                                                  2,268,808
                                               ------------

            OFFICE ELECTRONICS -- 0.2%
     9,160  Xerox Corp.                              92,424
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 4.9%
       994  Apache Corp.                            132,570
     1,554  Chevron Corp.                           170,070
     1,498  Comstock Resources, Inc. (b)             48,026
     2,091  ConocoPhillips                          165,043
     1,160  Exxon Mobil Corp.                       102,080
     1,225  Forest Oil Corp. (b)                     43,990
     1,960  Hess Corp.                              168,482
     3,132  Marathon Oil Corp.                      169,253
     2,274  Murphy Oil Corp.                        176,189
       934  Occidental Petroleum Corp.              106,747
     2,379  Penn Virginia Corp.                      36,779
     4,311  PetroQuest Energy, Inc. (b)              37,764
     1,919  Plains Exploration & Production
               Co. (b)                               72,999
     1,604  QEP Resources, Inc.                      68,539
     3,238  Southern Union Co.                       96,816
     1,196  Spectra Energy Corp.                     34,732
     1,427  Sunoco, Inc.                             60,876
     1,212  Tesoro Corp. (b)                         32,869
     4,362  Valero Energy Corp.                     123,445
       242  World Fuel Services Corp.                 9,578
                                               ------------
                                                  1,856,847
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.5%
       495  Clearwater Paper Corp. (b)               38,848
     2,155  International Paper Co.                  66,546
     1,350  Neenah Paper, Inc.                       31,495
     6,602  Wausau Paper Corp.                       44,564
                                               ------------
                                                    181,453
                                               ------------

            PERSONAL PRODUCTS -- 0.1%
       622  Alberto-Culver Co.                       23,225
       860  Prestige Brands Holdings, Inc. (b)        9,933
                                               ------------
                                                     33,158
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            PHARMACEUTICALS -- 1.1%
     2,461  Bristol-Myers Squibb Co.           $     69,154
     4,027  Forest Laboratories, Inc. (b)           133,535
     2,195  Johnson & Johnson                       144,256
     3,202  Pfizer, Inc.                             67,114
                                               ------------
                                                    414,059
                                               ------------

            PROFESSIONAL SERVICES -- 0.5%
       837  Equifax, Inc.                            31,413
     1,209  FTI Consulting, Inc. (b)                 48,239
       929  Kelly Services, Inc., Class A (b)        17,753
     1,040  Korn/Ferry International (b)             21,539
     4,039  Navigant Consulting, Inc. (b)            47,054
       702  SFN Group, Inc. (b)                       7,392
                                               ------------
                                                    173,390
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               0.6%
       211  Entertainment Properties Trust           10,046
       703  Franklin Street Properties Corp.          9,940
     1,296  Getty Realty Corp.                       32,931
       349  LTC Properties, Inc.                     10,268
     1,006  Senior Housing Properties Trust          23,862
       519  Urstadt Biddle Properties, Inc.,
               Class A                               10,214
     5,288  Weyerhaeuser Co.                        121,677
                                               ------------
                                                    218,938
                                               ------------

            ROAD & RAIL -- 0.6%
       380  Arkansas Best Corp.                       8,744
     1,149  Heartland Express, Inc.                  19,820
     1,048  Knight Transportation, Inc.              18,875
     1,928  Ryder System, Inc.                      103,148
     2,626  Werner Enterprises, Inc.                 68,722
                                               ------------
                                                    219,309
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.3%
     2,468  Advanced Energy Industries, Inc.
               (b)                                   34,922
     2,672  ATMI, Inc. (b)                           53,200
     3,674  Brooks Automation, Inc. (b)              44,933
     3,284  Cohu, Inc.                               47,322
     6,288  Integrated Device Technology, Inc.
               (b)                                   51,153
     8,279  Intel Corp.                             191,990
     3,504  International Rectifier Corp. (b)       121,098
     4,535  National Semiconductor Corp.            109,384
     4,864  Pericom Semiconductor Corp. (b)          44,214
     4,610  Rudolph Technologies, Inc. (b)           52,139
     1,558  Sigma Designs, Inc. (b)                  19,880
       400  Standard Microsystems Corp. (b)          10,860
       906  Supertex, Inc. (b)                       19,561

Page 54          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
     2,762  Tessera Technologies, Inc. (b)     $     54,577
                                               ------------
                                                    855,233
                                               ------------

            SOFTWARE -- 0.4%
     2,690  CA, Inc.                                 66,147
     1,405  EPIQ Systems, Inc.                       19,993
       838  Synopsys, Inc. (b)                       22,953
     6,504  THQ, Inc. (b)                            26,276
                                               ------------
                                                    135,369
                                               ------------

            SPECIALTY RETAIL -- 5.9%
     4,568  Aaron's, Inc.                           131,513
     5,833  American Eagle Outfitters, Inc.          90,761
    10,085  Barnes & Noble, Inc.                    110,834
     5,814  Best Buy Co., Inc.                      181,513
     3,385  Big 5 Sporting Goods Corp.               40,451
     4,128  Brown Shoe Co., Inc.                     52,219
     1,647  Cato (The) Corp., Class A                42,015
       810  Children's Place Retail Stores
               (The), Inc. (b)                       43,068
     1,526  Christopher & Banks Corp.                 9,385
     3,745  Coldwater Creek, Inc. (b)                11,422
     5,368  Collective Brands, Inc. (b)             112,728
     4,700  Foot Locker, Inc.                       101,144
     7,415  GameStop Corp., Class A (b)             190,417
     7,369  Gap (The), Inc.                         171,256
       471  Group 1 Automotive, Inc.                 20,272
     2,237  Haverty Furniture Cos., Inc.             29,305
       877  Home Depot (The), Inc.                   32,572
     7,079  Hot Topic, Inc.                          47,500
     2,034  Lithia Motors, Inc., Class A             36,998
     3,691  Lowe's Cos., Inc.                        96,889
     1,491  Men's Wearhouse (The), Inc.              41,584
    15,013  Office Depot, Inc. (b)                   64,706
     1,559  OfficeMax, Inc. (b)                      15,528
     2,333  Pep Boys-Manny, Moe & Jack (The)         31,962
    11,125  RadioShack Corp.                        175,886
     3,319  Rent-A-Center, Inc.                     101,063
     2,880  Sonic Automotive, Inc., Class A          40,608
     2,099  Stage Stores, Inc.                       40,427
     5,024  Staples, Inc.                           106,207
     3,991  Stein Mart, Inc.                         43,422
                                               ------------
                                                  2,213,655
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               0.3%
       857  Hanesbrands, Inc. (b)                    27,861
     1,466  Perry Ellis International, Inc.
               (b)                                   41,312
     2,456  Skechers U.S.A., Inc., Class A (b)       46,787
                                               ------------
                                                    115,960
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            THRIFTS & MORTGAGE FINANCE -- 0.7%
     1,612  Astoria Financial Corp.            $     23,326
       939  Brookline Bancorp, Inc.                   8,658
       670  Dime Community Bancshares, Inc.          10,358
     1,706  First Niagara Financial Group,
               Inc.                                  24,566
     6,719  Hudson City Bancorp, Inc.                64,032
     2,685  New York Community Bancorp, Inc.         44,571
     1,363  Provident Financial Services, Inc.       19,791
     1,667  TrustCo Bank Corp. NY                    10,002
     2,672  Washington Federal, Inc.                 42,992
                                               ------------
                                                    248,296
                                               ------------

            TOBACCO -- 0.4%
    12,547  Alliance One International, Inc.
               (b)                                   50,063
     2,661  Universal Corp.                         115,434
                                               ------------
                                                    165,497
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               0.4%
       892  Applied Industrial Technologies,
               Inc.                                  31,452
     1,798  GATX Corp.                               76,002
       281  Kaman Corp.                              10,453
       876  Lawson Products, Inc.                    19,298
                                               ------------
                                                    137,205
                                               ------------

            WATER UTILITIES -- 0.1%
       563  American States Water Co.                19,654
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.8%
     1,096  NTELOS Holdings Corp.                    21,624
    21,025  Sprint Nextel Corp. (b)                 108,910
     3,438  Telephone and Data Systems, Inc.        115,379
     3,481  USA Mobility, Inc.                       53,781
                                               ------------
                                                    299,694
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%        37,730,489
             (Cost $34,729,611)

            MONEY MARKET FUND -- 0.1%
    55,905  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                               55,905
             (Cost $55,905)                    ------------

            TOTAL INVESTMENTS -- 100.1%          37,786,394
             (Cost $34,785,516) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (34,737)
                                               ------------
            NET ASSETS -- 100.0%               $ 37,751,657
                                               ============

Page 55          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at April 30, 2011.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,435,437 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $434,559.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*        $37,730,489      $ --           $ --
Money Market Fund          55,905        --             --
                    ------------------------------------------
Total Investments     $37,786,394      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 56          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 1.4%
     1,038  Aerovironment, Inc. (b)            $     29,739
       197  American Science & Engineering,
               Inc.                                  17,356
       331  Boeing (The) Co.                         26,407
       809  Cubic Corp.                              43,751
     1,685  Honeywell International, Inc.           103,172
     1,258  ITT Corp.                                72,700
       960  Orbital Sciences Corp. (b)               18,077
       378  Rockwell Collins, Inc.                   23,852
       316  Triumph Group, Inc.                      27,214
       289  United Technologies Corp.                25,888
                                               ------------
                                                    388,156
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.6%
       678  C.H. Robinson Worldwide, Inc.            54,362
     1,003  Expeditors International of
               Washington, Inc.                      54,433
       593  Forward Air Corp.                        19,937
       771  Hub Group, Inc., Class A (b)             31,056
       329  United Parcel Service, Inc., Class
               B                                     24,665
                                               ------------
                                                    184,453
                                               ------------

            AUTO COMPONENTS -- 0.7%
     1,251  BorgWarner, Inc. (b)                     96,627
     1,979  Gentex Corp.                             62,042
     1,816  Superior Industries International,
               Inc.                                  45,890
                                               ------------
                                                    204,559
                                               ------------

            AUTOMOBILES -- 0.5%
     3,376  Ford Motor Co. (b)                       52,227
     2,370  Harley-Davidson, Inc.                    88,306
                                               ------------
                                                    140,533
                                               ------------

            BEVERAGES -- 0.2%
       196  Boston Beer (The) Co., Inc., Class
               A (b)                                 18,475
       662  Hansen Natural Corp. (b)                 43,791
                                               ------------
                                                     62,266
                                               ------------

            BIOTECHNOLOGY -- 1.0%
     2,538  ArQule, Inc. (b)                         17,918
       685  Biogen Idec, Inc. (b)                    66,685
       360  Cubist Pharmaceuticals, Inc. (b)         12,186
     1,155  Emergent Biosolutions, Inc. (b)          26,807
       577  Gilead Sciences, Inc. (b)                22,411
       808  Regeneron Pharmaceuticals, Inc.
               (b)                                   41,297
       297  United Therapeutics Corp. (b)            19,887
     1,248  Vertex Pharmaceuticals, Inc. (b)         68,665
                                               ------------
                                                    275,856
                                               ------------

            BUILDING PRODUCTS -- 0.3%
       205  A.O. Smith Corp.                          9,014
       552  AAON, Inc.                               18,133


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            BUILDING PRODUCTS (CONTINUED)
       758  Lennox International, Inc.         $     36,847
       716  NCI Building Systems, Inc. (b)            8,864
                                               ------------
                                                     72,858
                                               ------------

            CAPITAL MARKETS -- 1.3%
       547  Affiliated Managers Group, Inc.
               (b)                                   59,667
     1,647  Ameriprise Financial, Inc.              102,213
       402  Franklin Resources, Inc.                 51,906
     1,970  Invesco Ltd.                             48,994
       759  Stifel Financial Corp. (b)               34,671
       757  T. Rowe Price Group, Inc.                48,637
       982  Waddell & Reed Financial, Inc.,
               Class A                               40,272
                                               ------------
                                                    386,360
                                               ------------

            CHEMICALS -- 4.0%
       667  Albemarle Corp.                          47,057
       484  Balchem Corp.                            19,210
       735  CF Industries Holdings, Inc.            104,039
     1,832  E.I. du Pont de Nemours & Co.           104,039
     1,266  Eastman Chemical Co.                    135,779
       888  FMC Corp.                                78,393
     1,616  International Flavors &
               Fragrances, Inc.                     102,648
     1,091  Koppers Holdings, Inc.                   49,891
     1,174  LSB Industries, Inc. (b)                 47,371
       595  Lubrizol (The) Corp.                     80,039
       630  NewMarket Corp.                         116,122
     2,558  PolyOne Corp.                            37,040
     1,321  PPG Industries, Inc.                    125,059
       241  Praxair, Inc.                            25,647
       695  Quaker Chemical Corp.                    31,400
       345  Scotts Miracle-Gro (The) Co.,
            S  Class A                               19,482
       292  Sherwin-Williams (The) Co.               24,029
                                               ------------
                                                  1,147,245
                                               ------------

            COMMERCIAL BANKS -- 0.3%
     1,173  National Penn Bancshares, Inc.            9,630
       495  Signature Bank (b)                       28,814
       700  SVB Financial Group (b)                  42,308
                                               ------------
                                                     80,752
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.9%
     1,010  Clean Harbors, Inc. (b)                  99,485
       511  Consolidated Graphics, Inc. (b)          28,693
       920  Copart, Inc. (b)                         41,740
     2,256  Deluxe Corp.                             61,092
     1,033  Healthcare Services Group, Inc.          18,346
     2,178  Herman Miller, Inc.                      56,672
     1,966  Interface, Inc., Class A                 36,646
     2,418  Iron Mountain, Inc.                      77,013
       756  Mobile Mini, Inc. (b)                    18,832

Page 57          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
       982  Rollins, Inc.                      $     20,593
       851  Stericycle, Inc. (b)                     77,679
       918  Sykes Enterprises, Inc. (b)              18,388
                                               ------------
                                                    555,179
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 2.5%
     1,409  ADTRAN, Inc.                             58,149
     3,844  Ciena Corp. (b)                         108,555
       563  DG Fastchannel, Inc. (b)                 20,600
     2,979  Harmonic, Inc. (b)                       24,666
     6,039  JDS Uniphase Corp. (b)                  125,853
     2,393  Juniper Networks, Inc. (b)               91,724
       560  NETGEAR, Inc. (b)                        23,380
       466  Oplink Communications, Inc. (b)           9,227
     1,923  Polycom, Inc. (b)                       115,053
       917  QUALCOMM, Inc.                           52,122
     1,589  Riverbed Technology, Inc. (b)            55,838
     1,803  Tollgrade Communications, Inc. (b)       18,192
                                               ------------
                                                    703,359
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.5%
       216  Apple, Inc. (b)                          75,218
     3,792  EMC Corp. (b)                           107,465
     1,091  SanDisk Corp. (b)                        53,612
       990  Stratasys, Inc. (b)                      53,311
     2,903  Super Micro Computer, Inc. (b)           49,525
     2,025  Western Digital Corp. (b)                80,595
                                               ------------
                                                    419,726
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.3%
     1,367  Fluor Corp.                              95,608
                                               ------------

            CONSUMER FINANCE -- 0.6%
       542  American Express Co.                     26,601
       788  Cash America International, Inc.         37,391
     1,157  EZCORP, Inc., Class A (b)                36,434
       941  First Cash Financial Services,
               Inc. (b)                              36,925
       557  World Acceptance Corp. (b)               37,848
                                               ------------
                                                    175,199
                                               ------------

            CONTAINERS & PACKAGING -- 0.8%
     2,808  Ball Corp.                              104,766
     1,439  Rock-Tenn Co., Class A                   99,392
       523  Silgan Holdings, Inc.                    23,985
                                               ------------
                                                    228,143
                                               ------------

            DISTRIBUTORS -- 0.1%
     1,655  LKQ Corp. (b)                            41,739
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            DIVERSIFIED CONSUMER SERVICES --
               0.7%
       224  American Public Education, Inc.
               (b)                             $      9,464
       198  Coinstar, Inc. (b)                       10,688
       445  DeVry, Inc.                              23,541
       276  ITT Educational Services, Inc. (b)       19,798
       138  Pre-Paid Legal Services, Inc. (b)         9,101
     5,413  Service Corp. International              63,711
     1,518  Sotheby's                                76,689
                                               ------------
                                                    212,992
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               0.4%
     2,227  Moody's Corp.                            87,165
       328  Portfolio Recovery Associates,
               Inc. (b)                              29,605
                                               ------------
                                                    116,770
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.2%
       830  General Communication, Inc., Class
               A (b)                                  9,545
     1,305  Verizon Communications, Inc.             49,303
                                               ------------
                                                     58,848
                                               ------------

            ELECTRICAL EQUIPMENT -- 2.2%
       341  Acuity Brands, Inc.                      20,051
     1,820  AMETEK, Inc.                             83,793
       743  Belden, Inc.                             28,256
       419  Emerson Electric Co.                     25,458
     1,123  Hubbell, Inc., Class B                   78,599
       561  II-VI, Inc. (b)                          32,454
       810  Regal-Beloit Corp.                       61,390
     1,330  Rockwell Automation, Inc.               115,883
     1,165  Roper Industries, Inc.                  100,761
     1,341  Thomas & Betts Corp. (b)                 77,738
       550  Vicor Corp.                               9,190
                                               ------------
                                                    633,573
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 2.5%
       925  Amphenol Corp., Class A                  51,717
     2,094  Electro Scientific Industries,
               Inc. (b)                              34,446
     1,163  FARO Technologies, Inc. (b)              50,207
     2,182  FLIR Systems, Inc.                       76,850
       636  Littelfuse, Inc.                         39,566
     1,937  LoJack Corp. (b)                          8,871
     1,718  Mercury Computer Systems, Inc. (b)       33,175
       613  MTS Systems Corp.                        27,137
     3,045  National Instruments Corp.               92,385
     2,038  Newport Corp. (b)                        38,172
       242  OSI Systems, Inc. (b)                     9,290
     4,618  Pulse Electronics Corp.                  27,616
     1,178  Rofin-Sinar Technologies, Inc. (b)       51,019

Page 58          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS (CONTINUED)
     1,032  Rogers Corp. (b)                   $     42,849
     1,580  Trimble Navigation Ltd. (b)              74,007
     2,564  TTM Technologies, Inc. (b)               49,024
                                               ------------
                                                    706,331
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 4.0%
     1,288  Atwood Oceanics, Inc. (b)                57,870
     1,714  Baker Hughes, Inc.                      132,681
     1,824  Basic Energy Services, Inc. (b)          56,070
     1,762  Cameron International Corp. (b)          92,893
       330  CARBO Ceramics, Inc.                     53,110
     1,065  FMC Technologies, Inc. (b)               49,501
     2,525  Halliburton Co.                         127,462
     1,832  Helmerich & Payne, Inc.                 121,535
     2,864  ION Geophysical Corp. (b)                36,201
       498  Lufkin Industries, Inc.                  45,980
       952  National Oilwell Varco, Inc.             73,009
       669  Oceaneering International, Inc.
               (b)                                   58,484
       611  Oil States International, Inc. (b)       50,719
     1,079  Schlumberger Ltd.                        96,840
     2,434  Superior Energy Services, Inc. (b)       93,514
                                               ------------
                                                  1,145,869
                                               ------------

            FOOD & STAPLES RETAILING -- 0.7%
       955  Andersons (The), Inc.                    47,416
     1,038  United Natural Foods, Inc. (b)           44,312
     1,910  Whole Foods Market, Inc.                119,872
                                               ------------
                                                    211,600
                                               ------------

            FOOD PRODUCTS -- 2.2%
     1,936  B&G Foods, Inc., Class A                 35,003
       415  Calavo Growers, Inc.                      8,715
     1,926  Corn Products International, Inc.       106,122
     3,030  Darling International, Inc. (b)          48,995
       500  Diamond Foods, Inc.                      32,800
     1,543  Green Mountain Coffee Roasters,
               Inc. (b)                             103,319
       865  Hain Celestial Group (The), Inc.
               (b)                                   29,419
       925  Hershey (The) Co.                        53,382
     3,617  Hormel Foods Corp.                      106,376
       781  Kraft Foods, Inc., Class A               26,226
     2,849  Sara Lee Corp.                           54,701
       491  TreeHouse Foods, Inc. (b)                29,789
                                               ------------
                                                    634,847
                                               ------------

           GAS UTILITIES -- 0.1%
       269  National Fuel Gas Co.                    19,718
       162  South Jersey Industries, Inc.             9,307
                                               ------------
                                                     29,025
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.6%
       315  Abaxis, Inc. (b)                   $      9,151
       494  Analogic Corp.                           28,489
       720  Beckman Coulter, Inc.                    59,652
       247  C. R. Bard, Inc.                         26,367
     1,084  Cantel Medical Corp.                     28,108
     1,148  Cooper (The) Cos., Inc.                  85,985
       571  Cyberonics, Inc. (b)                     20,310
       578  Edwards Lifesciences Corp. (b)           49,910
     1,798  Hologic, Inc. (b)                        39,592
       258  IDEXX Laboratories, Inc. (b)             21,009
       151  Intuitive Surgical, Inc. (b)             52,805
       733  Kinetic Concepts, Inc. (b)               43,269
     1,205  Masimo Corp.                             41,922
     1,423  Merit Medical Systems, Inc. (b)          33,184
     1,081  Natus Medical, Inc. (b)                  18,345
       439  Neogen Corp. (b)                         18,394
       611  Palomar Medical Technologies, Inc.
               (b)                                    9,782
     1,472  St. Jude Medical, Inc.                   78,664
       403  Stryker Corp.                            23,777
       810  Zoll Medical Corp. (b)                   45,911
                                               ------------
                                                    734,626
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               4.7%
       540  Air Methods Corp. (b)                    36,515
       241  Almost Family, Inc. (b)                   8,355
       724  AMERIGROUP Corp. (b)                     49,449
     3,181  AmerisourceBergen Corp.                 129,276
       404  Bio-Reference Laboratories, Inc.
               (b)                                   10,185
       832  Catalyst Health Solutions, Inc.
               (b)                                   49,554
       136  Chemed Corp.                              9,470
     2,842  CIGNA Corp.                             133,091
       525  CorVel Corp. (b)                         27,195
     1,176  DaVita, Inc. (b)                        103,594
     1,457  Ensign Group (The), Inc.                 40,301
     1,357  Express Scripts, Inc. (b)                76,996
     7,324  Health Management Associates,
               Inc., Class A (b)                     82,615
     1,245  Healthspring, Inc. (b)                   51,655
       852  Henry Schein, Inc. (b)                   62,256
       444  HMS Holdings Corp. (b)                   34,947
       800  IPC Hospitalist (The) Co. (b)            41,488
       266  Laboratory Corp. of America
               Holdings (b)                          25,661
       672  Lincare Holdings, Inc.                   21,114
       577  MWI Veterinary Supply, Inc. (b)          47,989
       669  PSS World Medical, Inc. (b)              19,240
    16,893  Tenet Healthcare Corp. (b)              117,069
     1,616  Universal Health Services, Inc.,
               Class B                               88,524

Page 59          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
     1,903  WellCare Health Plans, Inc. (b)    $     83,370
                                               ------------
                                                  1,349,909
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.5%
       678  Cerner Corp. (b)                         81,482
       565  Computer Programs & Systems, Inc.        33,217
       335  Quality Systems, Inc.                    30,056
                                               ------------
                                                    144,755
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               2.5%
        43  Biglari Holdings, Inc. (b)               18,801
       923  BJ's Restaurants, Inc. (b)               43,335
     2,366  Brinker International, Inc.              56,997
       334  Buffalo Wild Wings, Inc. (b)             20,408
       366  Chipotle Mexican Grill, Inc. (b)         97,645
       498  Darden Restaurants, Inc.                 23,391
       330  DineEquity, Inc. (b)                     16,490
       785  Panera Bread Co., Class A (b)            95,071
       377  Peet's Coffee & Tea, Inc. (b)            17,523
     1,333  Pinnacle Entertainment, Inc. (b)         18,502
     2,725  Starbucks Corp.                          98,618
       534  Texas Roadhouse, Inc.                     8,688
       770  Wyndham Worldwide Corp.                  26,650
       988  Wynn Resorts Ltd.                       145,384
       477  Yum! Brands, Inc.                        25,586
                                               ------------
                                                    713,089
                                               ------------

            HOUSEHOLD DURABLES -- 1.0%
     1,613  Harman International Industries,
               Inc.                                  78,279
     1,643  Stanley Black & Decker, Inc.            119,364
     1,002  Tupperware Brands Corp.                  63,797
       614  Universal Electronics, Inc. (b)          17,002
                                               ------------
                                                    278,442
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.1%
       251  Church & Dwight Co., Inc.                20,702
       214  WD-40 Co.                                 8,881
                                               ------------
                                                     29,583
                                               ------------

            INSURANCE -- 0.1%
       656  Arthur J. Gallagher & Co.                19,536
                                               ------------

            INTERNET & CATALOG RETAIL -- 1.1%
       279  Amazon.com, Inc. (b)                     54,824
       283  HSN, Inc. (b)                             9,390
       530  Netflix, Inc. (b)                       123,315
       248  priceline.com, Inc. (b)                 135,658
                                               ------------
                                                    323,187
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            INTERNET SOFTWARE & SERVICES --
               1.2%
     1,232  ComScore, Inc. (b)                 $     36,726
       791  DealerTrack Holdings, Inc. (b)           17,766
       789  eBay, Inc. (b)                           27,142
     1,507  Knot (The), Inc. (b)                     15,386
     1,563  Liquidity Services, Inc. (b)             30,400
       215  LogMeIn, Inc. (b)                         9,260
       756  Perficient, Inc. (b)                      9,442
     2,329  Rackspace Hosting, Inc. (b)             107,577
     1,160  RightNow Technologies, Inc. (b)          41,969
     1,389  VeriSign, Inc.                           51,337
                                               ------------
                                                    347,005
                                               ------------

            IT SERVICES -- 2.6%
     1,161  Alliance Data Systems Corp. (b)         110,295
       477  Automatic Data Processing, Inc.          25,925
     1,372  Cardtronics, Inc. (b)                    29,155
     1,236  Cognizant Technology Solutions
               Corp., Class A (b)                   102,464
       237  Forrester Research, Inc.                  9,364
     1,916  Gartner, Inc. (b)                        82,215
       484  iGATE Corp.                               8,209
     3,826  Integral Systems, Inc. (b)               47,787
       308  International Business Machines
               Corp.                                 52,539
     1,767  Jack Henry & Associates, Inc.            60,025
       344  MAXIMUS, Inc.                            27,516
     1,986  Teradata Corp. (b)                      111,057
     1,179  Western Union Co.                        25,054
       700  Wright Express Corp. (b)                 39,431
                                               ------------
                                                    731,036
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               0.7%
     1,831  Brunswick Corp.                          42,790
     1,146  Polaris Industries, Inc.                120,823
     1,581  Sturm, Ruger & Co., Inc.                 37,596
                                               ------------
                                                    201,209
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               1.0%
     2,248  Agilent Technologies, Inc. (b)          112,198
       154  Dionex Corp. (b)                         18,226
       348  Mettler-Toledo International, Inc.
               (b)                                   65,215
       729  PAREXEL International Corp. (b)          20,237
       579  Waters Corp. (b)                         56,742
                                               ------------
                                                    272,618
                                               ------------

            MACHINERY -- 8.0%
     1,451  AGCO Corp. (b)                           83,549
       436  Bucyrus International, Inc.              39,872
       407  Cascade Corp.                            18,641
     1,129  Caterpillar, Inc.                       130,298

Page 60          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
       594  CIRCOR International, Inc.         $     26,985
       202  CLARCOR, Inc.                             9,128
       823  Crane Co.                                41,076
       688  Cummins, Inc.                            82,684
     1,454  Danaher Corp.                            80,319
     1,298  Deere & Co.                             126,555
       651  Donaldson Co., Inc.                      39,861
     1,913  Dover Corp.                             130,161
     2,270  Eaton Corp.                             121,513
       250  EnPro Industries, Inc. (b)               10,020
       767  Gardner Denver, Inc.                     66,276
     1,755  Graco, Inc.                              87,803
       913  IDEX Corp.                               42,838
     1,562  Ingersoll-Rand PLC                       78,881
       763  Joy Global, Inc.                         77,025
     1,022  Kennametal, Inc.                         43,149
     1,050  Lincoln Electric Holdings, Inc.          82,509
       589  Lindsay Corp.                            43,185
     1,734  Nordson Corp.                            98,786
       468  PACCAR, Inc.                             24,855
     1,748  Pall Corp.                              102,153
     1,328  Parker Hannifin Corp.                   125,257
       789  Robbins & Myers, Inc.                    34,298
     1,675  Snap-on, Inc.                           103,465
       502  SPX Corp.                                43,398
     1,908  Timken (The) Co.                        107,592
       421  Toro (The) Co.                           28,590
       764  Valmont Industries, Inc.                 80,449
     1,176  Wabtec Corp.                             83,943
                                               ------------
                                                  2,295,114
                                               ------------

            MARINE -- 0.2%
     1,044  Kirby Corp. (b)                          59,278
                                               ------------

            MEDIA -- 2.7%
       227  Arbitron, Inc.                            8,780
     2,182  Cablevision Systems Corp., Class A       76,872
     4,073  Comcast Corp., Class A                  106,876
     1,614  DIRECTV, Class A (b)                     78,424
    10,012  Interpublic Group of Cos. (The),
               Inc.                                 117,641
     5,734  News Corp., Class A                     102,180
     1,538  Omnicom Group, Inc.                      75,654
     1,057  Time Warner Cable, Inc.                  82,584
     1,081  Viacom, Inc., Class B                    55,304
     1,751  Walt Disney (The) Co.                    75,468
                                               ------------
                                                    779,783
                                               ------------

            METALS & MINING -- 1.9%
     1,857  Allegheny Technologies, Inc.            133,704
     1,009  AMCOL International Corp.                37,555
       934  Carpenter Technology Corp.               47,877
     2,493  Century Aluminum Co. (b)                 49,810
     1,281  Cliffs Natural Resources, Inc.          120,055


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            METALS & MINING (CONTINUED)
       213   Cmpass Minerals International,
               Inc.                            $     20,791
       905  Freeport-McMoRan Copper & Gold,
               Inc.                                  49,802
     1,140  Materion Corp. (b)                       47,606
       932  United States Steel Corp.                44,466
                                               ------------
                                                    551,666
                                               ------------

            MULTILINE RETAIL -- 0.9%
     2,318  Big Lots, Inc. (b)                       95,293
       359  Dollar Tree, Inc. (b)                    20,642
     1,470  Family Dollar Stores, Inc.               79,689
     1,121  Nordstrom, Inc.                          53,304
                                               ------------
                                                    248,928
                                               ------------

           OFFICE ELECTRONICS -- 0.1%
       508  Zebra Technologies Corp., Class A
               (b)                                   19,959
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 7.1%
       921  Anadarko Petroleum Corp.                 72,704
     1,660  Arch Coal, Inc.                          56,938
       500  Bill Barrett Corp. (b)                   20,865
     1,426  Cabot Oil & Gas Corp.                    80,255
     3,755  Chesapeake Energy Corp.                 126,431
       865  Cimarex Energy Co.                       95,660
     1,407  CONSOL Energy, Inc.                      76,105
       287  Contango Oil & Gas Co. (b)               17,771
     5,158  Denbury Resources, Inc. (b)             116,416
     1,370  Devon Energy Corp.                      124,670
     5,594  El Paso Corp.                           108,580
       849  EOG Resources, Inc.                      95,861
     1,008  EQT Corp.                                53,031
     1,488  GeoResources, Inc. (b)                   43,182
     1,287  Gulfport Energy Corp. (b)                43,809
     1,841  Massey Energy Co.                       125,630
       992  Newfield Exploration Co. (b)             70,234
     1,041  Noble Energy, Inc.                      100,217
     1,495  Northern Oil And Gas, Inc. (b)           35,521
     3,091  Patriot Coal Corp. (b)                   77,831
     1,398  Peabody Energy Corp.                     93,414
       969  Petroleum Development Corp. (b)          38,586
       987  Pioneer Natural Resources Co.           100,901
     1,292  Range Resources Corp.                    72,933
     1,075  SM Energy Co.                            81,549
     1,172  Southwestern Energy Co. (b)              51,404
       836  Stone Energy Corp. (b)                   29,561
       654  Swift Energy Co. (b)                     25,630
                                               ------------
                                                  2,035,689
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.5%
     1,710  Buckeye Technologies, Inc.               48,154
       543  Deltic Timber Corp.                      36,815

Page 61          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PAPER & FOREST PRODUCTS
               (CONTINUED)
     2,712  KapStone Paper & Packaging Corp.   $     47,135
                                               ------------
                                                    132,104
                                               ------------

            PERSONAL PRODUCTS -- 0.4%
     1,305  Estee Lauder (The) Cos., Inc.,
               Class A                              126,585
                                               ------------

            PHARMACEUTICALS -- 1.2%
     1,045  Endo Pharmaceuticals Holdings,
               Inc. (b)                              40,922
     1,245  Medicis Pharmaceutical Corp.,
               Class A                               44,148
     1,080  Mylan, Inc. (b)                          26,913
       752  Perrigo Co.                              67,951
     1,260  Questcor Pharmaceuticals, Inc. (b)       25,830
     1,825  ViroPharma, Inc. (b)                     35,204
     1,798  Watson Pharmaceuticals, Inc. (b)        111,512
                                               ------------
                                                    352,480
                                               ------------

            PROFESSIONAL SERVICES -- 0.4%
       494  Corporate Executive Board (The)
               Co.                                   19,686
       626  Exponent, Inc. (b)                       26,862
       598  Insperity, Inc.                          18,113
       719  Towers Watson & Co., Class A             41,242
       541  TrueBlue, Inc. (b)                        7,617
                                               ------------
                                                    113,520
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               1.5%
       554  AMB Property Corp.                       20,166
       204  AvalonBay Communities, Inc.              25,828
       472  Colonial Properties Trust                 9,988
     1,423  Duke Realty Corp.                        21,701
       434  Equity Residential                       25,919
       877  Extra Space Storage, Inc.                18,987
       467  Health Care REIT, Inc.                   25,111
     1,392  Host Hotels & Resorts, Inc.              24,764
       234  Kilroy Realty Corp.                       9,814
     3,887  Lexington Realty Trust                   38,792
       469  Nationwide Health Properties, Inc.       20,542
       925  Post Properties, Inc.                    37,555
       992  Potlatch Corp.                           38,380
       640  Rayonier, Inc.                           42,470
       228  Simon Property Group, Inc.               26,115
       265  SL Green Realty Corp.                    21,870
       372  Taubman Centers, Inc.                    21,632
                                               ------------
                                                    429,634
                                               ------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.7%
     4,714  CB Richard Ellis Group, Inc.,
               Class A (b)                          125,911


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT (CONTINUED)
       600  Jones Lang LaSalle, Inc.           $     61,428
                                               ------------
                                                    187,339
                                               ------------

            ROAD & RAIL -- 1.6%
     1,600  CSX Corp.                               125,904
     1,317  J.B. Hunt Transport Services, Inc.       62,794
     1,465  Kansas City Southern (b)                 85,131
       873  Landstar System, Inc.                    41,380
       726  Norfolk Southern Corp.                   54,218
     1,035  Old Dominion Freight Line, Inc.
               (b)                                   38,730
       511  Union Pacific Corp.                      52,873
                                               ------------
                                                    461,030
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 8.4%
     5,854  Advanced Micro Devices, Inc. (b)         53,271
     2,859  Altera Corp.                            139,233
     1,918  Analog Devices, Inc.                     77,315
     6,446  Applied Materials, Inc.                 101,138
     5,857  Atmel Corp. (b)                          89,612
       695  Cabot Microelectronics Corp. (b)         33,951
     1,360  CEVA, Inc. (b)                           41,589
       822  Cymer, Inc. (b)                          39,546
     3,089  Cypress Semiconductor Corp. (b)          67,217
     1,366  Diodes, Inc. (b)                         46,745
     5,483  Fairchild Semiconductor
               International, Inc. (b)              114,978
     1,077  FEI Co. (b)                              34,959
       469  First Solar, Inc. (b)                    65,458
       438  Hittite Microwave Corp. (b)              28,203
     2,657  KLA-Tencor Corp.                        116,642
     1,980  Kopin Corp. (b)                           9,524
     4,980  Kulicke & Soffa Industries, Inc.
               (b)                                   45,119
     1,409  Lam Research Corp. (b)                   68,069
    14,807  LSI Corp. (b)                           108,535
     1,347  Micrel, Inc.                             17,255
     1,987  Microchip Technology, Inc.               81,546
    10,982  Micron Technology, Inc. (b)             123,987
       438  Microsemi Corp. (b)                      10,337
     1,397  MKS Instruments, Inc.                    39,647
     3,390  Novellus Systems, Inc. (b)              108,819
     2,727  NVIDIA Corp. (b)                         54,540
     3,113  RF Micro Devices, Inc. (b)               20,733
     2,393  Semtech Corp. (b)                        67,171
     2,462  Skyworks Solutions, Inc. (b)             77,455
     7,067  Teradyne, Inc. (b)                      113,779
     2,185  Texas Instruments, Inc.                  77,633
     2,815  TriQuint Semiconductor, Inc. (b)         38,763
     1,584  Ultratech, Inc. (b)                      49,595
     2,050  Varian Semiconductor Equipment
                Associates, Inc. (b)                 85,956
       714  Veeco Instruments, Inc. (b)              36,507

Page 62          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
       366  Volterra Semiconductor Corp. (b)   $      9,622
     3,070  Xilinx, Inc.                            107,020
                                               ------------
                                                  2,401,469
                                               ------------

            SOFTWARE -- 4.9%
     1,825  ACI Worldwide, Inc. (b)                  60,298
       738  Adobe Systems, Inc. (b)                  24,760
       368  ANSYS, Inc. (b)                          20,347
     2,283  Autodesk, Inc. (b)                      102,689
       492  BMC Software, Inc. (b)                   24,713
     1,110  Bottomline Technologies, Inc. (b)        30,836
     6,141  Cadence Design Systems, Inc. (b)         63,744
       333  Citrix Systems, Inc. (b)                 28,085
       910  CommVault Systems, Inc. (b)              35,845
     2,122  Compuware Corp. (b)                      24,042
       360  Concur Technologies, Inc. (b)            20,833
       384  Ebix, Inc. (b)                            8,774
     1,254  Electronic Arts, Inc. (b)                25,306
     1,642  Epicor Software Corp. (b)                20,525
       190  FactSet Research Systems, Inc.           20,788
     1,263  Fair Isaac Corp.                         37,739
     1,527  Informatica Corp. (b)                    85,527
     1,202  Interactive Intelligence, Inc. (b)       44,979
       947  Intuit, Inc. (b)                         52,615
       600  JDA Software Group, Inc. (b)             19,662
       555  Manhattan Associates, Inc. (b)           20,063
     6,821  Mentor Graphics Corp. (b)               100,610
       807  MICROS Systems, Inc. (b)                 41,980
       346  MicroStrategy, Inc., Class A (b)         48,890
     1,022  NetScout Systems, Inc. (b)               26,153
     2,263  Oracle Corp.                             81,581
       312  Progress Software Corp. (b)               9,251
       539  Red Hat, Inc. (b)                        25,586
       376  Salesforce.com, Inc. (b)                 52,114
     1,321  Symantec Corp. (b)                       25,958
     1,339  Synchronoss Technologies, Inc. (b)       43,196
     1,181  Take-Two Interactive Software,
               Inc. (b)                              19,109
       783  Taleo Corp., Class A (b)                 28,399
     3,662  TIBCO Software, Inc. (b)                109,823
       383  Tyler Technologies, Inc. (b)              9,495
       395  Websense, Inc. (b)                       10,187
                                               ------------
                                                  1,404,502
                                               ------------

            SPECIALTY RETAIL -- 5.3%
     1,714  Abercrombie & Fitch Co., Class A        121,351
       608  Advance Auto Parts, Inc.                 39,800
     2,742  Ann, Inc. (b)                            85,578
     3,079  Ascena Retail Group, Inc. (b)            96,342
       276  AutoZone, Inc. (b)                       77,937
       507  Bed Bath & Beyond, Inc. (b)              28,453
       449  Buckle (The), Inc.                       20,425


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            SPECIALTY RETAIL (CONTINUED)
     1,116  Cabela's, Inc. (b)                 $     28,503
     2,352  CarMax, Inc. (b)                         81,614
     4,018  Chico's FAS, Inc.                        58,783
     1,997  Dick's Sporting Goods, Inc. (b)          81,737
     1,408  Finish Line (The), Inc., Class A         30,258
       903  Genesco, Inc. (b)                        36,463
       779  Hibbett Sports, Inc. (b)                 29,431
       351  J. Crew Group, Inc. (b) (c)                   -
       549  Jos. A. Bank Clothiers, Inc. (b)         28,779
       588  Kirkland's, Inc. (b)                      8,873
     3,062  Limited Brands, Inc.                    126,032
       275  Monro Muffler Brake, Inc.                 8,354
       426  O'Reilly Automotive, Inc. (b)            25,159
       487  PetSmart, Inc.                           20,537
     1,770  Ross Stores, Inc.                       130,431
       819  Tiffany & Co.                            56,871
     1,011  TJX (The) Cos., Inc.                     54,210
     1,667  Tractor Supply Co.                      103,137
       537  Vitamin Shoppe, Inc. (b)                 20,954
     1,971  Williams-Sonoma, Inc.                    85,561
       687  Zumiez, Inc. (b)                         19,312
                                               ------------
                                                  1,504,885
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               2.9%
       470  Coach, Inc.                              28,111
     2,037  Crocs, Inc. (b)                          40,964
       926  Deckers Outdoor Corp. (b)                78,580
     1,066  Fossil, Inc. (b)                        102,101
     1,301  Iconix Brand Group, Inc. (b)             31,862
       635  Maidenform Brands, Inc. (b)              20,104
     1,062  Oxford Industries, Inc.                  36,480
       307  Phillips-Van Heusen Corp.                21,616
       813  Polo Ralph Lauren Corp.                 106,316
       595  Steven Madden, Ltd. (b)                  31,624
     2,417  Timberland (The) Co., Class A (b)       109,224
     1,465  Under Armour, Inc., Class A (b)         100,294
       766  VF Corp.                                 77,029
       349  Warnaco Group (The), Inc. (b)            22,462
       749  Wolverine World Wide, Inc.               29,720
                                               ------------
                                                    836,487
                                               ------------

            TOBACCO -- 0.5%
       529  Lorillard, Inc.                          56,338
       766  Philip Morris International, Inc.        53,191
       689  Reynolds American, Inc.                  25,569
                                               ------------
                                                    135,098
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               1.2%
     1,164  Fastenal Co.                             78,093
       582  MSC Industrial Direct Co., Inc.,
               Class A                               41,665
     2,998  United Rentals, Inc. (b)                 88,201

Page 63          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
       365  W.W. Grainger, Inc.                $     55,334
     1,144  Watsco, Inc.                             81,098
                                               ------------
                                                    344,391
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.5%
     7,750  MetroPCS Communications, Inc. (b)       130,433
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%        28,607,215
             (Cost $25,958,377)

            MONEY MARKET FUND -- 0.1%
    33,821  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)                               33,821
             (Cost $33,821)                    ------------

            TOTAL INVESTMENTS -- 100.1%          28,641,036
             (Cost $25,992,198) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (35,960)
                                               ------------
            NET ASSETS -- 100.0%               $ 28,605,076
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing security.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company
    Act of 1940, as amended.
(d) Represents annualized 7-day yield at April 30, 2011.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,784,420 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $135,582.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*        $28,607,215      $ --           $ --
Money Market Fund          33,821        --             --
                    ------------------------------------------
TOTAL INVESTMENTS     $28,641,036      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 64          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS -- 100.0%
          AEROSPACE & DEFENSE -- 1.0%
     302  Alliant Techsystems, Inc.            $     21,336
                                               ------------

          AIRLINES -- 2.0%
   1,146  AirTran Holdings, Inc. (b)                  8,606
     270  Alaska Air Group, Inc. (b)                 17,785
   2,724  JetBlue Airways Corp. (b)                  15,418
                                               ------------
                                                     41,809
                                               ------------

          AUTOMOBILES -- 0.4%
     256  Thor Industries, Inc.                       7,939
                                               ------------

          CAPITAL MARKETS -- 0.2%
     178  SEI Investments Co.                         3,975
                                               ------------

          CHEMICALS -- 4.2%
     296  Ashland, Inc.                              18,376
     370  Cabot Corp.                                16,594
      78  Cytec Industries, Inc.                      4,577
     250  Minerals Technologies, Inc.                17,000
     186  Olin Corp.                                  4,788
     180  RPM International, Inc.                     4,230
     358  Sensient Technologies Corp.                13,565
     218  Valspar (The) Corp.                         8,569
                                               ------------
                                                     87,699
                                               ------------

          COMMERCIAL BANKS -- 2.9%
      90  Bank of Hawaii Corp.                        4,391
     106  Commerce Bancshares, Inc.                   4,511
     250  FirstMerit Corp.                            4,368
     384  Fulton Financial Corp.                      4,485
     698  International Bancshares Corp.             12,299
     100  Prosperity Bancshares, Inc.                 4,585
     538  TCF Financial Corp.                         8,388
     364  Trustmark Corp.                             8,459
     398  Webster Financial Corp.                     8,565
                                               ------------
                                                     60,051
                                               ------------

          COMMERCIAL SERVICES & SUPPLIES -- 1.3%
     130  Brink's (The) Co.                           4,291
     526  Corrections Corp. of America (b)           13,092
     296  Waste Connections, Inc.                     9,108
                                               ------------
                                                     26,491
                                               ------------

          COMMUNICATIONS EQUIPMENT -- 0.4%
     234  Plantronics, Inc.                           8,674
                                               ------------

          CONSTRUCTION & ENGINEERING -- 2.0%
     616  Aecom Technology Corp. (b)                 16,792
     114  KBR, Inc.                                   4,374
     464  URS Corp. (b)                              20,764
                                               ------------
                                                     41,930
                                               ------------

          CONTAINERS & PACKAGING -- 2.8%
     256  AptarGroup, Inc.                           13,427
     196  Greif, Inc., Class A                       12,172
     444  Packaging Corp. of America                 12,667


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          CONTAINERS & PACKAGING (CONTINUED)
     354  Sonoco Products Co.                  $     12,234
     366  Temple-Inland, Inc.                         8,612
                                               ------------
                                                     59,112
                                               ------------

          DIVERSIFIED CONSUMER SERVICES -- 2.4%
     940  Career Education Corp. (b)                 20,501
     222  Matthews International Corp., Class A       8,911
   1,204  Regis Corp.                                20,468
                                               ------------
                                                     49,880
                                               ------------

          ELECTRIC UTILITIES -- 6.4%
     622  Cleco Corp.                                21,832
     468  DPL, Inc.                                  14,176
   1,066  Great Plains Energy, Inc.                  21,938
     344  Hawaiian Electric Industries, Inc.          8,768
     560  IDACORP, Inc.                              21,958
   1,148  NV Energy, Inc.                            17,438
     572  PNM Resources, Inc.                         8,769
     646  Westar Energy, Inc.                        17,578
                                               ------------
                                                    132,457
                                               ------------

          ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS -- 5.7%
     510  Arrow Electronics, Inc. (b)                23,251
     626  Avnet, Inc. (b)                            22,736
   1,016  Ingram Micro, Inc., Class A (b)            19,030
     228  Itron, Inc. (b)                            12,410
     336  Tech Data Corp. (b)                        17,852
   1,204  Vishay Intertechnology, Inc. (b)           22,972
                                               ------------
                                                    118,251
                                               ------------

          ENERGY EQUIPMENT & SERVICES -- 3.3%
     540  Exterran Holdings, Inc. (b)                11,723
     496  Helix Energy Solutions Group, Inc.
             (b)                                      9,389
     290  Patterson-UTI Energy, Inc.                  9,022
     100  Pride International, Inc. (b)               4,391
     286  Tidewater, Inc.                            17,020
     276  Unit Corp. (b)                             17,394
                                               ------------
                                                     68,939
                                               ------------

          FOOD & STAPLES RETAILING -- 1.8%
     262  BJ's Wholesale Club, Inc. (b)              13,446
     554  Ruddick Corp.                              23,002
                                               ------------
                                                     36,448
                                               ------------

          FOOD PRODUCTS -- 2.8%
     314  Flowers Foods, Inc.                         9,596
     140  Lancaster Colony Corp.                      8,556
     250  Ralcorp Holdings, Inc. (b)                 19,450
     888  Smithfield Foods, Inc. (b)                 20,921
                                               ------------
                                                     58,523
                                               ------------

          GAS UTILITIES -- 4.0%
     322  AGL Resources, Inc.                        13,366

Page 65          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS (CONTINUED)
          GAS UTILITIES (CONTINUED)
     502  Atmos Energy Corp.                   $     17,515
     270  Energen Corp.                              17,553
     490  Questar Corp.                               8,609
     390  UGI Corp.                                  12,987
     328  WGL Holdings, Inc.                         12,963
                                               ------------
                                                     82,993
                                               ------------

          HEALTH CARE EQUIPMENT & SUPPLIES --
             2.1%
     338  Hill-Rom Holdings, Inc.                    15,213
     648  Immucor, Inc. (b)                          14,146
     222  Teleflex, Inc.                             13,988
                                               ------------
                                                     43,347
                                               ------------

          HEALTH CARE PROVIDERS & SERVICES --
             3.7%
     320  Community Health Systems, Inc. (b)          9,834
     262  Health Net, Inc. (b)                        8,725
     894  Kindred Healthcare, Inc. (b)               22,547
     532  LifePoint Hospitals, Inc. (b)              22,136
     132  Owens & Minor, Inc.                         4,547
     340  VCA Antech, Inc. (b)                        8,364
                                               ------------
                                                     76,153
                                               ------------

          HOTELS, RESTAURANTS & LEISURE -- 2.8%
     656  Bob Evans Farms, Inc.                      20,572
   1,824  Boyd Gaming Corp. (b)                      16,307
     430  International Speedway Corp., Class A      13,158
   1,698  Wendy's/Arby's Group, Inc., Class A         8,184
                                               ------------
                                                     58,221
                                               ------------

          HOUSEHOLD DURABLES -- 2.1%
     904  American Greetings Corp., Class A          22,239
     280  Mohawk Industries, Inc. (b)                16,811
       6  NVR, Inc. (b)                               4,436
                                               ------------
                                                     43,486
                                               ------------

          HOUSEHOLD PRODUCTS -- 0.7%
     180  Energizer Holdings, Inc. (b)               13,595
                                               ------------

          INDUSTRIAL CONGLOMERATES -- 0.2%
      96  Carlisle Cos., Inc.                         4,756
                                               ------------

          INSURANCE -- 12.0%
     610  American Financial Group, Inc.             21,820
     774  Aspen Insurance Holdings Ltd.              22,113
     166  Brown & Brown, Inc.                         4,291
     242  Everest Re Group Ltd.                      22,051
   1,512  Fidelity National Financial, Inc.,
             Class A                                 23,345
   1,036  First American Financial Corp.             16,162
     284  Hanover Insurance Group, Inc.              11,990
     546  HCC Insurance Holdings, Inc.               17,767
     328  Mercury General Corp.                      13,035
     482  Protective Life Corp.                      12,971


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          INSURANCE (CONTINUED)
     272  Reinsurance Group of America, Inc.   $     17,218
     370  StanCorp Financial Group, Inc.             15,947
     438  Transatlantic Holdings, Inc.               21,589
     414  Unitrin, Inc.                              12,519
     530  W. R. Berkley Corp.                        17,283
                                               ------------
                                                    250,101
                                               ------------

          INTERNET SOFTWARE & SERVICES -- 1.0%
   1,182  ValueClick, Inc. (b)                       19,799
                                               ------------

          IT SERVICES -- 3.3%
   1,190  Acxiom Corp. (b)                           17,327
     188  Broadridge Financial Solutions, Inc.        4,369
     230  CoreLogic, Inc. (b)                         4,234
     404  DST Systems, Inc.                          19,921
     504  ManTech International Corp., Class A
             (b)                                     22,121
                                               ------------
                                                     67,972
                                               ------------

          LIFE SCIENCES TOOLS & SERVICES -- 1.0%
     106  Bio-Rad Laboratories, Inc., Class A
             (b)                                     13,263
     154  Pharmaceutical Product Development,
             Inc.                                     4,751
      60  Techne Corp.                                4,662
                                               ------------
                                                     22,676
                                               ------------

          MACHINERY -- 1.8%
     122  Harsco Corp.                                4,343
     604  Oshkosh Corp. (b)                          19,123
     226  Pentair, Inc.                               9,076
     116  Trinity Industries, Inc.                    4,199
                                               ------------
                                                     36,741
                                               ------------

          MARINE -- 0.2%
      94  Alexander & Baldwin, Inc.                   4,954
                                               ------------

          MEDIA -- 2.9%
   1,076  Harte-Hanks, Inc.                           9,996
      84  John Wiley & Sons, Inc., Class A            4,278
     504  Meredith Corp.                             16,844
     902  New York Times (The) Co., Class A (b)       7,333
     790  Scholastic Corp.                           20,761
                                               ------------
                                                     59,212
                                               ------------

          METALS & MINING -- 1.0%
     148  Reliance Steel & Aluminum Co.               8,378
     456  Steel Dynamics, Inc.                        8,295
     204  Worthington Industries, Inc.                4,400
                                               ------------
                                                     21,073
                                               ------------

          MULTILINE RETAIL -- 1.1%
     654  99 Cents Only Stores (b)                   13,184

Page 66          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS (CONTINUED)
          MULTILINE RETAIL (CONTINUED)
     756  Saks, Inc. (b)                       $      9,042
                                               ------------
                                                     22,226
                                               ------------

          MULTI-UTILITIES -- 4.5%
     438  Alliant Energy Corp.                       17,319
     510  Black Hills Corp.                          17,723
     744  MDU Resources Group, Inc.                  17,774
     184  NSTAR                                       8,519
     254  OGE Energy Corp.                           13,505
     628  Vectren Corp.                              17,948
                                               ------------
                                                     92,788
                                               ------------

          OIL, GAS & CONSUMABLE FUELS -- 2.3%
     276  Comstock Resources, Inc. (b)                8,849
     226  Forest Oil Corp. (b)                        8,116
     354  Plains Exploration & Production Co.
             (b)                                     13,466
     596  Southern Union Co.                         17,820
                                               ------------
                                                     48,251
                                               ------------

          PERSONAL PRODUCTS -- 0.2%
     114  Alberto-Culver Co.                          4,257
                                               ------------

          PROFESSIONAL SERVICES -- 0.6%
     222  FTI Consulting, Inc. (b)                    8,858
     192  Korn/Ferry International (b)                3,976
                                               ------------
                                                     12,834
                                               ------------

          REAL ESTATE INVESTMENT TRUSTS -- 0.2%
     186  Senior Housing Properties Trust             4,412
                                               ------------

          ROAD & RAIL -- 0.6%
     484  Werner Enterprises, Inc.                   12,666
                                               ------------

          SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT -- 1.5%
   1,160  Integrated Device Technology, Inc.
             (b)                                      9,436
     646  International Rectifier Corp. (b)          22,326
                                               ------------
                                                     31,762
                                               ------------

          SOFTWARE -- 0.2%
     154  Synopsys, Inc. (b)                          4,218
                                               ------------

          SPECIALTY RETAIL -- 6.3%
     842  Aaron's, Inc.                              24,241
   1,076  American Eagle Outfitters, Inc.            16,743
   1,860  Barnes & Noble, Inc.                       20,442
     990  Collective Brands, Inc. (b)                20,790
     866  Foot Locker, Inc.                          18,636
   2,768  Office Depot, Inc. (b)                     11,930
     612  Rent-A-Center, Inc.                        18,635
                                               ------------
                                                    131,417
                                               ------------

          TEXTILES, APPAREL & LUXURY GOODS --
             0.2%
     158  Hanesbrands, Inc. (b)                       5,137
                                               ------------


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          THRIFTS & MORTGAGE FINANCE -- 1.2%
     298  Astoria Financial Corp.              $      4,312
     314  First Niagara Financial Group, Inc.         4,522
     494  New York Community Bancorp, Inc.            8,200
     492  Washington Federal, Inc.                    7,916
                                               ------------
                                                     24,950
                                               ------------

          TOBACCO -- 1.0%
     490  Universal Corp.                            21,256
                                               ------------

          TRADING COMPANIES & DISTRIBUTORS --
             0.7%
     332  GATX Corp.                                 14,034
                                               ------------

          WIRELESS TELECOMMUNICATION SERVICES --
             1.0%
     634  Telephone and Data Systems, Inc.           21,277
                                               ------------
          TOTAL INVESTMENTS -- 100.0%             2,080,078
           (Cost $2,006,285) (c)
          NET OTHER ASSETS AND
           LIABILITIES -- 0.0%                         (463)
                                               ------------
          NET ASSETS -- 100.0%                 $  2,079,615
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $87,549 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,756.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*         $2,080,078      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 67          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS -- 100.0%
          AUTO COMPONENTS -- 1.8%
     306  BorgWarner, Inc. (b)                 $     23,636
     486  Gentex Corp.                               15,236
                                               ------------
                                                     38,872
                                               ------------

          BEVERAGES -- 0.5%
     162  Hansen Natural Corp. (b)                   10,716
                                               ------------

          BIOTECHNOLOGY -- 1.0%
      74  United Therapeutics Corp. (b)               4,955
     306  Vertex Pharmaceuticals, Inc. (b)           16,836
                                               ------------
                                                     21,791
                                               ------------

          BUILDING PRODUCTS -- 0.4%
     186  Lennox International, Inc.                  9,041
                                               ------------

          CAPITAL MARKETS -- 1.2%
     134  Affiliated Managers Group, Inc. (b)        14,617
     240  Waddell & Reed Financial, Inc., Class
             A                                        9,842
                                               ------------
                                                     24,459
                                               ------------

          CHEMICALS -- 3.0%
     164  Albemarle Corp.                            11,570

     146  Lubrizol (The) Corp.                       19,640
     154  NewMarket Corp.                            28,385
      84  Scotts Miracle-Gro (The) Co., Class A       4,744
                                               ------------
                                                     64,339
                                               ------------

          COMMERCIAL BANKS -- 0.5%
     172  SVB Financial Group (b)                    10,396
                                               ------------

          COMMERCIAL SERVICES & SUPPLIES -- 3.3%
     248  Clean Harbors, Inc. (b)                    24,428
     226  Copart, Inc. (b)                           10,253
     554  Deluxe Corp.                               15,002
     534  Herman Miller, Inc.                        13,895
     242  Rollins, Inc.                               5,075
                                               ------------
                                                     68,653
                                               ------------

          COMMUNICATIONS EQUIPMENT -- 3.9%
     346  ADTRAN, Inc.                               14,279
     942  Ciena Corp. (b)                            26,602
     472  Polycom, Inc. (b)                          28,240
     390  Riverbed Technology, Inc. (b)              13,705
                                               ------------
                                                     82,826
                                               ------------

          CONTAINERS & PACKAGING -- 1.4%
     352  Rock-Tenn Co., Class A                     24,313
     128  Silgan Holdings, Inc.                       5,870
                                               ------------
                                                     30,183
                                               ------------

          DISTRIBUTORS -- 0.5%
     406  LKQ Corp. (b)                              10,239
                                               ------------


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          DIVERSIFIED CONSUMER SERVICES -- 1.9%
      68  ITT Educational Services, Inc. (b)   $      4,878
   1,328  Service Corp. International                15,631
     372  Sotheby's                                  18,793
                                               ------------
                                                     39,302
                                               ------------

          ELECTRICAL EQUIPMENT -- 3.7%
      84  Acuity Brands, Inc.                         4,939
     446  AMETEK, Inc.                               20,534
     276  Hubbell, Inc., Class B                     19,317
     198  Regal-Beloit Corp.                         15,007
     330  Thomas & Betts Corp. (b)                   19,130
                                               ------------
                                                     78,927
                                               ------------

          ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS -- 1.9%
     746  National Instruments Corp.                 22,634
     388  Trimble Navigation Ltd. (b)                18,174
                                               ------------
                                                     40,808
                                               ------------

          ENERGY EQUIPMENT & SERVICES -- 2.4%
     316  Atwood Oceanics, Inc. (b)                  14,198
     164  Oceaneering International, Inc. (b)        14,337
     596  Superior Energy Services, Inc. (b)         22,898
                                               ------------
                                                     51,433
                                               ------------

          FOOD PRODUCTS -- 2.4%
     472  Corn Products International, Inc.          26,007
     378  Green Mountain Coffee Roasters, Inc.
             (b)                                     25,311
                                               ------------
                                                     51,318
                                               ------------

          GAS UTILITIES -- 0.2%
      66  National Fuel Gas Co.                       4,838
                                               ------------

          HEALTH CARE EQUIPMENT & SUPPLIES --
             3.4%
     176  Beckman Coulter, Inc.                      14,582
     282  Cooper (The) Cos., Inc.                    21,122
     440  Hologic, Inc. (b)                           9,689
      64  IDEXX Laboratories, Inc. (b)                5,211
     180  Kinetic Concepts, Inc. (b)                 10,625
     296  Masimo Corp.                               10,298
                                               ------------
                                                     71,527
                                               ------------

          HEALTH CARE PROVIDERS & SERVICES --
             3.9%
   1,796  Health Management Associates, Inc.,
             Class A (b)                             20,259
     210  Henry Schein, Inc. (b)                     15,345
     164  Lincare Holdings, Inc.                      5,153
     396  Universal Health Services, Inc.,
             Class B                                 21,693
     466  WellCare Health Plans, Inc. (b)            20,415
                                               ------------
                                                     82,865
                                               ------------

Page 68          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          HOTELS, RESTAURANTS & LEISURE -- 2.9%
     580  Brinker International, Inc.          $     13,972
      90  Chipotle Mexican Grill, Inc. (b)           24,011
     192  Panera Bread Co., Class A (b)              23,253
                                               ------------
                                                     61,236
                                               ------------

          HOUSEHOLD DURABLES -- 0.7%
     246  Tupperware Brands Corp.                    15,663
                                               ------------

          HOUSEHOLD PRODUCTS -- 0.3%
      62  Church & Dwight Co., Inc.                   5,114
                                               ------------

          INSURANCE -- 0.2%
     160  Arthur J. Gallagher & Co.                   4,765
                                               ------------

          INTERNET SOFTWARE & SERVICES -- 1.3%
     570  Rackspace Hosting, Inc. (b)                26,328
                                               ------------

          IT SERVICES -- 2.9%
     284  Alliance Data Systems Corp. (b)            26,980
     470  Gartner, Inc. (b)                          20,168
     434  Jack Henry & Associates, Inc.              14,743
                                               ------------
                                                     61,891
                                               ------------

          LEISURE EQUIPMENT & PRODUCTS -- 1.4%
     282  Polaris Industries, Inc.                   29,731
                                               ------------

          LIFE SCIENCES TOOLS & SERVICES -- 0.8%
      86  Mettler-Toledo International, Inc.
             (b)                                     16,116
                                               ------------

          MACHINERY -- 10.9%
     356  AGCO Corp. (b)                             20,498
     108  Bucyrus International, Inc.                 9,877
     202  Crane Co.                                  10,082
     160  Donaldson Co., Inc.                         9,797
     188  Gardner Denver, Inc.                       16,245
     430  Graco, Inc.                                21,513
     224  IDEX Corp.                                 10,510
     250  Kennametal, Inc.                           10,555
     258  Lincoln Electric Holdings, Inc.            20,274
     426  Nordson Corp.                              24,269
     124  SPX Corp.                                  10,720
     468  Timken (The) Co.                           26,391
     188  Valmont Industries, Inc. 19,796
     288  Wabtec Corp.                               20,557
                                               ------------
                                                    231,084

          MARINE -- 0.7%
     256  Kirby Corp. (b)                            14,536
                                               ------------

          METALS & MINING -- 0.8%
     230  Carpenter Technology Corp.                 11,790
      52  Compass Minerals International, Inc.        5,075
                                               ------------
                                                     16,865
                                               ------------

          MULTILINE RETAIL -- 0.2%
      88  Dollar Tree, Inc. (b)                       5,060
                                               ------------


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          OFFICE ELECTRONICS -- 0.2%
     124  Zebra Technologies Corp., Class
             A (b)                             $      4,872
                                               ------------

          OIL, GAS & CONSUMABLE FUELS -- 4.3%
     408  Arch Coal, Inc.                            13,994
     122  Bill Barrett Corp. (b)                      5,091
     212  Cimarex Energy Co.                         23,445
     366  Northern Oil And Gas, Inc. (b)              8,696
     758  Patriot Coal Corp. (b)                     19,087
     264  SM Energy Co.                              20,027
                                               ------------
                                                     90,340
                                               ------------

          PHARMACEUTICALS -- 1.8%
     256  Endo Pharmaceuticals Holdings, Inc.
             (b)                                     10,025
     306  Medicis Pharmaceutical Corp., Class A      10,851
     184  Perrigo Co.                                16,626
                                               ------------
                                                     37,502
                                               ------------

          PROFESSIONAL SERVICES -- 0.7%
     122  Corporate Executive Board (The) Co.         4,862
     176  Towers Watson & Co., Class A               10,095
                                               ------------
                                                     14,957
                                               ------------

          REAL ESTATE INVESTMENT TRUSTS -- 2.2%
     136  AMB Property Corp.                          4,950
     350  Duke Realty Corp.                           5,338
     116  Nationwide Health Properties, Inc.          5,081
     244  Potlatch Corp.                              9,440
     158  Rayonier, Inc.                             10,485
      66  SL Green Realty Corp.                       5,447
      92  Taubman Centers, Inc.                       5,350
                                               ------------
                                                     46,091
                                               ------------

          REAL ESTATE MANAGEMENT & DEVELOPMENT
             -- 0.7%
     148  Jones Lang LaSalle, Inc.                   15,152
                                               ------------

          ROAD & RAIL -- 2.2%
     324  J.B. Hunt Transport Services, Inc.         15,448
     360  Kansas City Southern (b)                   20,920
     214  Landstar System, Inc.                      10,143
                                               ------------
                                                     46,511
                                               ------------

          SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT -- 6.9%
   1,436  Atmel Corp. (b)                            21,971
     758  Cypress Semiconductor Corp. (b)            16,494
   1,344  Fairchild Semiconductor
             International, Inc. (b)                 28,184
     346  Lam Research Corp. (b)                     16,715
     764  RF Micro Devices, Inc. (b)                  5,088
     586  Semtech Corp. (b)                          16,449
     604  Skyworks Solutions, Inc. (b)               19,002

Page 69          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS (CONTINUED)
          SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT (CONTINUED)
     502  Varian Semiconductor Equipment
             Associates, Inc. (b)              $     21,049
                                               ------------
                                                    144,952
                                               ------------

          SOFTWARE -- 6.5%
     448  ACI Worldwide, Inc. (b)                    14,802
      90  ANSYS, Inc. (b)                             4,976
   1,506  Cadence Design Systems, Inc. (b)           15,632
      88  Concur Technologies, Inc. (b)               5,092
      46  FactSet Research Systems, Inc.              5,033
     310  Fair Isaac Corp.                            9,263
     374  Informatica Corp. (b)                      20,948
   1,672  Mentor Graphics Corp. (b)                  24,662
     198  MICROS Systems, Inc. (b)                   10,300
     898  TIBCO Software, Inc. (b)                   26,931
                                               ------------
                                                    137,639
                                               ------------

          SPECIALTY RETAIL -- 6.6%
     150  Advance Auto Parts, Inc.                    9,819
     672  Ann, Inc. (b)                              20,973
     754  Ascena Retail Group, Inc. (b)              23,593
     986  Chico's FAS, Inc.                          14,425
     490  Dick's Sporting Goods, Inc. (b)            20,056
     120  PetSmart, Inc.                              5,060
     408  Tractor Supply Co.                         25,243
     484  Williams-Sonoma, Inc.                      21,010
                                               ------------
                                                    140,179
                                               ------------

          TEXTILES, APPAREL & LUXURY GOODS --
             5.1%
     228  Deckers Outdoor Corp. (b)                  19,348
     262  Fossil, Inc. (b)                           25,094
       6  Phillips-Van Heusen Corp.                   5,351
     592  Timberland (The) Co., Class A (b)          26,753
     360  Under Armour, Inc., Class A (b)            24,646
      86  Warnaco Group (The), Inc. (b)               5,535
                                               ------------
                                                    106,727
                                               ------------

          TRADING COMPANIES & DISTRIBUTORS --
            2.4%
     142  MSC Industrial Direct Co., Inc.,
             Class A                                 10,166
     736  United Rentals, Inc. (b)                   21,653
     280  Watsco, Inc.                               19,849
                                               ------------
                                                     51,668
                                               ------------
          TOTAL INVESTMENTS -- 100.0%             2,117,512
           (Cost $2,017,522) (c)
          NET OTHER ASSETS AND
           LIABILITIES -- 0.0%                         (547)
                                               ------------
          NET ASSETS -- 100.0%                 $  2,116,965
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $113,641 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,651.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*         $2,117,512      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 70          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS -- 100.0%
          AEROSPACE & DEFENSE -- 2.0%
     298  AAR Corp.                            $      7,760
      60  Ceradyne, Inc. (b)                          2,812
     318  Curtiss-Wright Corp.                       10,573
     116  Esterline Technologies Corp. (b)            8,329
     180  Moog, Inc., Class A (b)                     7,941
     108  Teledyne Technologies, Inc. (b)             5,453
                                               ------------
                                                     42,868
                                               ------------

          AIRLINES -- 0.7%
     828  SkyWest, Inc.                              13,687
                                               ------------

          AUTO COMPONENTS -- 1.2%
     368  Drew Industries, Inc.                       8,858
     816  Spartan Motors, Inc.                        5,516
     810  Standard Motor Products, Inc.              11,542
                                               ------------
                                                     25,916
                                               ------------

          BUILDING PRODUCTS -- 0.8%
     208  Apogee Enterprises, Inc.                    2,970
     210  Griffon Corp. (b)                           2,675
     140  Quanex Building Products Corp.              2,935
      94  Simpson Manufacturing Co., Inc.             2,625
     152  Universal Forest Products, Inc.             4,908
                                               ------------
                                                     16,113
                                               ------------

          CAPITAL MARKETS -- 1.6%
     616  Investment Technology Group, Inc. (b)      10,540
     136  Piper Jaffray Cos. (b)                      4,875
   1,148  Prospect Capital Corp.                     13,902
     392  TradeStation Group, Inc. (b)                3,783
                                               ------------
                                                     33,100
                                               ------------

          CHEMICALS -- 3.4%
     334  A. Schulman, Inc.                           8,457
   1,292  American Vanguard Corp.                    11,525
     134  Arch Chemicals, Inc.                        5,182
     172  Calgon Carbon Corp. (b)                     2,951
     522  H.B. Fuller Co.                            11,406
     384  OM Group, Inc. (b)                         13,916
     154  Stepan Co.                                 11,083
     430  STR Holdings, Inc. (b)                      7,082
                                               ------------
                                                     71,602
                                               ------------

          COMMERCIAL BANKS -- 3.8%
      62  Bank of the Ozarks, Inc.                    2,761
      78  City Holding Co.                            2,660
     144  Columbia Banking System, Inc.               2,716
     340  Community Bank System, Inc.                 8,507
     400  First Commonwealth Financial Corp.          2,480
     164  First Financial Bancorp                     2,703
     182  Glacier Bancorp, Inc.                       2,735
      84  Hancock Holding Co.                         2,743
     208  Independent Bank Corp.                      6,096
     246  NBT Bancorp, Inc.                           5,560
     256  Old National Bancorp                        2,650


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMERCIAL BANKS (CONTINUED)
     260  S&T Bancorp, Inc.                    $      5,307
     304  Simmons First National Corp., Class A       8,022
     294  Susquehanna Bancshares, Inc.                2,711
     134  Tompkins Financial Corp.                    5,459
     150  UMB Financial Corp.                         6,316
     240  Umpqua Holdings Corp.                       2,786
     104  United Bankshares, Inc.                     2,721
     152  Wintrust Financial Corp.                    5,121
                                               ------------
                                                     80,054
                                               ------------

          COMMERCIAL SERVICES & SUPPLIES -- 2.9%
     220  ABM Industries, Inc.                        5,351
     422  G&K Services, Inc., Class A                13,968
     218  Geo Group (The), Inc. (b)                   5,816
   1,688  Standard Register (The) Co.                 5,807
     226  Tetra Tech, Inc. (b)                        5,338
     264  UniFirst Corp.                             13,665
     116  United Stationers, Inc.                     8,359
     114  Viad Corp.                                  2,828
                                               ------------
                                                     61,132
                                               ------------

          COMMUNICATIONS EQUIPMENT -- 3.9%
     646  Arris Group, Inc. (b)                       7,752
     510  Bel Fuse, Inc., Class B                    10,266
     398  Black Box Corp.                            13,906
     516  Comtech Telecommunications Corp.           14,603
     780  Digi International, Inc. (b)                9,212
     570  EMS Technologies, Inc. (b)                 14,398
   1,380  Tekelec (b)                                11,523
                                               ------------
                                                     81,660
                                               ------------

          COMPUTERS & PERIPHERALS -- 0.7%
   1,128  Intevac, Inc. (b)                          13,795
                                               -------------

          CONSTRUCTION & ENGINEERING -- 0.6%
     324  Dycom Industries, Inc. (b)                  4,815
     308  Insituform Technologies, Inc., Class
             A (b)                                    7,795
                                               ------------
                                                     12,610
                                               ------------

          DISTRIBUTORS -- 0.6%
   1,752  Audiovox Corp., Class A (b)                12,930
                                               ------------

          DIVERSIFIED CONSUMER SERVICES -- 0.4%
     622  Corinthian Colleges, Inc. (b)               2,768
     260  Hillenbrand, Inc.                           5,959
                                               ------------
                                                      8,727
                                               ------------

          ELECTRIC UTILITIES -- 2.6%
     212  ALLETE, Inc.                                8,584
     602  Central Vermont Public Service Corp.       14,093
     368  El Paso Electric Co. (b)                   11,401
     270  UIL Holdings Corp.                          8,591

Page 71          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS (CONTINUED)
          ELECTRIC UTILITIES (CONTINUED)
     310  Unisource Energy Corp.               $     11,510
                                               ------------
                                                     54,179
                                               ------------

          ELECTRICAL EQUIPMENT -- 1.2%
     180  AZZ, Inc.                                   7,880
     230  Brady Corp., Class A                        8,673
     112  Encore Wire Corp.                           3,126
     142  Powell Industries, Inc. (b)                 5,612
                                               ------------
                                                     25,291
                                               ------------

          ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS -- 4.8%
     478  Agilysys, Inc. (b)                          2,495
     738  Benchmark Electronics, Inc. (b)            12,472
     254  Brightpoint, Inc. (b)                       2,570
     250  Checkpoint Systems, Inc. (b)                5,265
     198  Cognex Corp.                                6,193
   1,038  CTS Corp.                                  11,408
     822  Insight Enterprises, Inc. (b)              14,106
     682  Methode Electronics, Inc.                   8,430
     256  Park Electrochemical Corp.                  8,184
     234  Plexus Corp. (b)                            8,539
     148  ScanSource, Inc. (b)                        5,294
     428  SYNNEX Corp. (b)                           14,351
                                               ------------
                                                     99,307
                                               ------------

          ENERGY EQUIPMENT & SERVICES -- 2.3%
     296  Bristow Group, Inc. (b)                    13,734
     174  Gulf Island Fabrication, Inc.               6,149
     364  Hornbeck Offshore Services, Inc. (b)       10,640
     198  Pioneer Drilling Co. (b)                    3,069
     152  SEACOR Holdings, Inc.                      15,022
                                               ------------
                                                     48,614
                                               ------------

          FOOD & STAPLES RETAILING -- 1.6%
     144  Casey's General Stores, Inc.                5,620
     370  Nash Finch Co.                             13,772
     948  Spartan Stores, Inc.                       14,798
                                               ------------
                                                     34,190
                                               ------------

          FOOD PRODUCTS -- 2.4%
     474  Cal-Maine Foods, Inc.                      13,694
     176  J & J Snack Foods Corp.                     8,944
     306  Sanderson Farms, Inc.                      14,566
     470  Seneca Foods Corp., Class A (b)            13,141
                                               ------------
                                                     50,345
                                               ------------

          GAS UTILITIES -- 1.8%
     216  Laclede Group (The), Inc.                   8,288
      64  New Jersey Resources Corp.                  2,802
     178  Northwest Natural Gas Co.                   8,230
     184  Piedmont Natural Gas Co., Inc.              5,842
     288  Southwest Gas Corp.                        11,454
                                               ------------
                                                     36,616
                                               ------------


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          HEALTH CARE EQUIPMENT & SUPPLIES --
             2.5%
     314  CONMED Corp. (b)                     $      8,817
     450  CryoLife, Inc. (b)                          2,628
     424  Greatbatch, Inc. (b)                       11,478
     188  ICU Medical, Inc. (b)                       8,481
      88  Invacare Corp.                              2,895
   1,144  Symmetry Medical, Inc. (b)                 11,383
     126  West Pharmaceutical Services, Inc.          5,952
                                               ------------
                                                     51,634
                                               ------------

          HEALTH CARE PROVIDERS & SERVICES --
             5.6%
     400  Amedisys, Inc. (b)                         13,328
     440  AmSurg Corp. (b)                           11,818
     170  Centene Corp. (b)                           6,159
     350  Cross Country Healthcare, Inc. (b)          2,597
     294  Gentiva Health Services, Inc. (b)           8,232
     912  Healthways, Inc. (b)                       15,431
     374  LHC Group, Inc. (b)                        11,078
     286  Magellan Health Services, Inc. (b)         14,878
     206  Molina Healthcare, Inc. (b)                 8,858
   1,224  PharMerica Corp. (b)                       16,108
     224  RehabCare Group, Inc. (b)                   8,416
                                               ------------
                                                    116,903
                                               ------------

          HOTELS, RESTAURANTS & LEISURE -- 4.9%
     364  Jack in the Box, Inc. (b)                   7,516
   1,286  Marcus (The) Corp.                         14,262
   1,348  Monarch Casino & Resort, Inc. (b)          15,448
   1,956  Multimedia Games, Inc. (b)                 11,482
   1,380  O'Charley's, Inc. (b)                       9,025
     260  Papa John's International, Inc. (b)         7,816
     306  Red Robin Gourmet Burgers, Inc. (b)         8,320
   1,068  Ruby Tuesday, Inc. (b)                     11,225
   2,172  Ruth's Hospitality Group, Inc. (b)         10,665
     524  Shuffle Master, Inc. (b)                    5,727
                                               ------------
                                                    101,486
                                               ------------

          HOUSEHOLD DURABLES -- 2.3%
     432  Blyth, Inc.                                20,365
     476  Helen of Troy Ltd. (b)                     14,813
   1,174  La-Z-Boy, Inc. (b)                         13,806
                                               ------------
                                                     48,984
                                               ------------

          HOUSEHOLD PRODUCTS -- 0.7%
   1,522  Central Garden & Pet Co., Class A (b)      15,250
                                               ------------

          INDUSTRIAL CONGLOMERATES -- 0.8%
     218  Standex International Corp.                 7,970
     382  Tredegar Corp.                              8,358
                                               ------------
                                                     16,328
                                               ------------

          INSURANCE -- 8.1%
     372  AMERISAFE, Inc. (b)                         8,307
     364  Delphi Financial Group, Inc., Class A      11,630

Page 72          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS (CONTINUED)
          INSURANCE (CONTINUED)
     272  Employers Holdings, Inc.             $      5,483
     668  Horace Mann Educators Corp.                11,944
     236  Infinity Property & Casualty Corp.         13,948
   1,354  Meadowbrook Insurance Group, Inc.          13,865
     760  National Financial Partners Corp. (b)      12,228
     160  Navigators Group (The), Inc. (b)            8,293
     588  Presidential Life Corp.                     6,550
     222  ProAssurance Corp. (b)                     14,741
     194  RLI Corp.                                  11,492
     244  Safety Insurance Group, Inc.               11,424
     648  Selective Insurance Group, Inc.            11,431
     262  Stewart Information Services Corp.          2,657
     584  Tower Group, Inc.                          13,356
     554  United Fire & Casualty Co.                 10,969
                                               ------------
                                                    168,318
                                               ------------

          INTERNET & CATALOG RETAIL -- 0.4%
     568  Nutrisystem, Inc.                           8,543
                                               ------------

          INTERNET SOFTWARE & SERVICES -- 1.1%
     952  InfoSpace, Inc. (b)                         8,568
   2,222  United Online, Inc.                        14,665
                                               ------------
                                                     23,233
                                               ------------

          IT SERVICES -- 1.4%
     182  CACI International, Inc., Class A (b)      11,122
     156  Heartland Payment Systems, Inc.             3,114
     338  NCI, Inc., Class A (b)                      8,318
     290  TeleTech Holdings, Inc. (b)                 5,762
                                               ------------
                                                     28,316
                                               ------------

          LEISURE EQUIPMENT & PRODUCTS -- 1.4%
     720  Arctic Cat, Inc. (b)                       12,089
     402  Callaway Golf Co.                           2,846
     724  JAKKS Pacific, Inc. (b)                    15,233
                                               ------------
                                                     30,168
                                               ------------

          LIFE SCIENCES TOOLS & SERVICES -- 1.2%
     528  Affymetrix, Inc. (b)                        2,851
   2,038  Cambrex Corp. (b)                          10,720
     828  eResearchTechnology, Inc. (b)               5,266
     524  Kendle International, Inc. (b)              5,266
                                               ------------
                                                     24,103
                                               ------------

          MACHINERY -- 3.9%
      94  Actuant Corp., Class A                      2,610
     330  Albany International Corp., Class A         8,352
     150  Astec Industries, Inc. (b)                  5,817
     136  Badger Meter, Inc.                          5,156
     394  Barnes Group, Inc.                          9,748
     122  Briggs & Stratton Corp.                     2,878
     216  ESCO Technologies, Inc.                     7,923
     292  John Bean Technologies Corp.                5,901


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          MACHINERY (CONTINUED)
     142  Kaydon Corp.                         $      5,495
   1,260  Lydall, Inc. (b)                           12,285
     224  Mueller Industries, Inc.                    8,763
     146  Watts Water Technologies, Inc., Class
             A                                        5,650
                                               ------------
                                                     80,578
                                               ------------

          MEDIA -- 0.6%
   1,416  E.W. Scripps (The) Co., Class A (b)        13,452
                                               ------------

          METALS & MINING -- 0.1%
      56  Kaiser Aluminum Corp.                       2,806
                                               ------------

          MULTILINE RETAIL -- 1.2%
     842  Fred's, Inc., Class A                      11,754
   2,860  Tuesday Morning Corp. (b)                  14,300
                                               ------------
                                                     26,054
                                               ------------

          MULTI-UTILITIES -- 1.6%
     484  Avista Corp.                               11,785
     164  CH Energy Group, Inc.                       8,794
     370  NorthWestern Corp.                         12,044
                                               ------------
                                                     32,623
                                               ------------

          OIL, GAS & CONSUMABLE FUELS -- 1.1%
     660  Penn Virginia Corp.                        10,204
   1,198  PetroQuest Energy, Inc. (b)                10,495
      68  World Fuel Services Corp.                   2,691
                                               ------------
                                                     23,390
                                               ------------

          PAPER & FOREST PRODUCTS -- 1.5%
     138  Clearwater Paper Corp. (b)                 10,830
     374  Neenah Paper, Inc.                          8,725
   1,834  Wausau Paper Corp.                         12,380
                                               ------------
                                                     31,935
                                               ------------

          PERSONAL PRODUCTS -- 0.1%
     238  Prestige Brands Holdings, Inc. (b)          2,749
                                               ------------

          PROFESSIONAL SERVICES -- 1.0%
     258  Kelly Services, Inc., Class A (b)           4,931
   1,122  Navigant Consulting, Inc. (b)              13,071
     194  SFN Group, Inc. (b)                         2,043
                                               ------------
                                                     20,045
                                               ------------

          REAL ESTATE INVESTMENT TRUSTS -- 1.0%
      58  Entertainment Properties Trust              2,761
     196  Franklin Street Properties Corp.            2,772
     360  Getty Realty Corp.                          9,148
      96  LTC Properties, Inc.                        2,824
     144  Urstadt Biddle Properties, Inc.,
             Class A                                  2,834
                                               ------------
                                                     20,339
                                               ------------

          ROAD & RAIL -- 0.6%
     106  Arkansas Best Corp.                         2,439
     320  Heartland Express, Inc.                     5,520

Page 73          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS (CONTINUED)
          ROAD & RAIL (CONTINUED)
     292  Knight Transportation, Inc.          $      5,259
                                               ------------
                                                     13,218
                                               ------------

          SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT -- 5.1%
     686  Advanced Energy Industries, Inc. (b)        9,707
     742  ATMI, Inc. (b)                             14,773
   1,020  Brooks Automation, Inc. (b)                12,474
     912  Cohu, Inc.                                 13,142
   1,352  Pericom Semiconductor Corp. (b)            12,290
   1,280  Rudolph Technologies, Inc. (b)             14,477
     432  Sigma Designs, Inc. (b)                     5,512
     112  Standard Microsystems Corp. (b)             3,041
     252  Supertex, Inc. (b)                          5,441
     768  Tessera Technologies, Inc. (b)             15,176
                                               ------------
                                                    106,033
                                               ------------

          SOFTWARE -- 0.6%
     390  EPIQ Systems, Inc.                          5,550
   1,806  THQ, Inc. (b)                               7,296
                                               ------------
                                                     12,846
                                               ------------

          SPECIALTY RETAIL -- 7.3%
     940  Big 5 Sporting Goods Corp.                 11,233
   1,146  Brown Shoe Co., Inc.                       14,497
     458  Cato (The) Corp., Class A                  11,684
     224  Children's Place Retail Stores (The),
             Inc. (b)                                11,910
     424  Christopher & Banks Corp.                   2,608
   1,040  Coldwater Creek, Inc. (b)                   3,172
     130  Group 1 Automotive, Inc.                    5,595
     622  Haverty Furniture Cos., Inc.                8,148
   1,966  Hot Topic, Inc.                            13,192
     566  Lithia Motors, Inc., Class A               10,295
     414  Men's Wearhouse (The), Inc.                11,546
     434  OfficeMax, Inc. (b)                         4,323
     648  Pep Boys-Manny, Moe & Jack (The)            8,878
     800  Sonic Automotive, Inc., Class A            11,280
     584  Stage Stores, Inc.                         11,248
   1,108  Stein Mart, Inc.                           12,055
                                               ------------
                                                    151,664
                                               ------------

          TEXTILES, APPAREL & LUXURY GOODS --
             1.2%
     408  Perry Ellis International, Inc. (b)        11,498
     682  Skechers U.S.A., Inc., Class A (b)         12,992
                                               ------------
                                                     24,490
                                               ------------

          THRIFTS & MORTGAGE FINANCE -- 0.6%
     260  Brookline Bancorp, Inc.                     2,397
     186  Dime Community Bancshares, Inc.             2,876
     378  Provident Financial Services, Inc.          5,488


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          THRIFTS & MORTGAGE FINANCE
             (CONTINUED)
     464  TrustCo Bank Corp. NY                $      2,784
                                               ------------
                                                     13,545
                                               ------------

          TOBACCO -- 0.7%
   3,486  Alliance One International, Inc. (b)       13,909
                                               ------------

          TRADING COMPANIES & DISTRIBUTORS --
             0.8%
     248  Applied Industrial Technologies, Inc.       8,744
      78  Kaman Corp.                                 2,902
     244  Lawson Products, Inc.                       5,375
                                               ------------
                                                     17,021
                                               ------------

          WATER UTILITIES -- 0.3%
     156  American States Water Co.                   5,446
                                               ------------

          WIRELESS TELECOMMUNICATION SERVICES --
             1.0%
     304  NTELOS Holdings Corp.                       5,998
     966  USA Mobility, Inc.                         14,925
                                               ------------
                                                     20,923
                                               ------------
          TOTAL INVESTMENTS -- 100.0%             2,089,068
           (Cost $1,997,092) (c)
          NET OTHER ASSETS AND
           LIABILITIES -- 0.0%                          622
                                               ------------
          NET ASSETS -- 100.0%                 $  2,089,690
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $99,561 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,585.

Page 74          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*         $2,089,068      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 75          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS -- 99.8%
          AEROSPACE & DEFENSE -- 2.4%
     387  Aerovironment, Inc. (b)              $     11,088
      72  American Science & Engineering, Inc.        6,343
     300  Cubic Corp.                                16,224
     356  Orbital Sciences Corp. (b)                  6,703
     116  Triumph Group, Inc.                         9,990
                                               ------------
                                                     50,348
                                               ------------

          AIR FREIGHT & LOGISTICS -- 0.9%
     220  Forward Air Corp.                           7,397
     286  Hub Group, Inc., Class A (b)               11,520
                                               ------------
                                                     18,917
                                               ------------

          AUTO COMPONENTS -- 0.8%
     675  Superior Industries International,
             Inc.                                    17,057
                                               ------------

          BEVERAGES -- 0.3%
      72  Boston Beer (The) Co., Inc., Class A
             (b)                                      6,787
                                               ------------

          BIOTECHNOLOGY -- 1.7%
     944  ArQule, Inc. (b)                            6,665
     134  Cubist Pharmaceuticals, Inc. (b)            4,536
     430  Emergent Biosolutions, Inc. (b)             9,980
     300  Regeneron Pharmaceuticals, Inc. (b)        15,333
                                               ------------
                                                     36,514
                                               ------------

          BUILDING PRODUCTS -- 0.6%
      76  A.O. Smith Corp.                            3,342
     204  AAON, Inc.                                  6,701
     266  NCI Building Systems, Inc. (b)              3,293
                                               ------------
                                                     13,336
                                               ------------

          CAPITAL MARKETS -- 0.6%
     282  Stifel Financial Corp. (b)                 12,882
                                               ------------

          CHEMICALS -- 3.2%
     180  Balchem Corp.                               7,144
     406  Koppers Holdings, Inc.                     18,566
     437  LSB Industries, Inc. (b)                   17,633
     951  PolyOne Corp.                              13,771
     258  Quaker Chemical Corp.                      11,656
                                               ------------
                                                     68,770
                                               ------------

          COMMERCIAL BANKS -- 0.7%
     437  National Penn Bancshares, Inc.              3,588
     184  Signature Bank (b)                         10,710
                                               ------------
                                                     14,298
                                               ------------

          COMMERCIAL SERVICES & SUPPLIES -- 2.1%
     190  Consolidated Graphics, Inc. (b)            10,668
     384  Healthcare Services Group, Inc.             6,820
     731  Interface, Inc., Class A                   13,626
     280  Mobile Mini, Inc. (b)                       6,975
     342  Sykes Enterprises, Inc. (b)                 6,850
                                               ------------
                                                     44,939
                                               ------------


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMUNICATIONS EQUIPMENT -- 1.7%
     210  DG Fastchannel, Inc. (b)             $      7,684
   1,108  Harmonic, Inc. (b)                          9,174
     208  NETGEAR, Inc. (b)                           8,684
     172  Oplink Communications, Inc. (b)             3,406
     671  Tollgrade Communications, Inc. (b)          6,770
                                               ------------
                                                     35,718
                                               ------------

          COMPUTERS & PERIPHERALS -- 1.8%
     369  Stratasys, Inc. (b)                        19,870
   1,080  Super Micro Computer, Inc. (b)             18,425
                                               ------------
                                                     38,295
                                               ------------

          CONSUMER FINANCE -- 2.6%
     294  Cash America International, Inc.           13,950
     431  EZCORP, Inc., Class A (b)                  13,572
     350  First Cash Financial Services, Inc.
             (b)                                     13,734
     206  World Acceptance Corp. (b)                 13,998
                                               ------------
                                                     55,254
                                               ------------

          DIVERSIFIED CONSUMER SERVICES -- 0.5%
      84  American Public Education, Inc. (b)         3,549
      74  Coinstar, Inc. (b)                          3,995
      50  Pre-Paid Legal Services, Inc. (b)           3,297
                                               ------------
                                                     10,841
                                               ------------

          DIVERSIFIED FINANCIAL SERVICES -- 0.5%
     122  Portfolio Recovery Associates, Inc.
            (b)                                      11,012
                                               ------------

          DIVERSIFIED TELECOMMUNICATION
             SERVICES -- 0.2%
     308  General Communication, Inc., Class A
             (b)                                      3,542
                                               ------------

          ELECTRICAL EQUIPMENT -- 1.2%
     276  Belden, Inc.                               10,496
     208  II-VI, Inc. (b)                            12,033
     204  Vicor Corp.                                 3,409
                                               ------------
                                                     25,938
                                               ------------

          ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS -- 7.2%
     779  Electro Scientific Industries, Inc.
             (b)                                     12,814
     433  FARO Technologies, Inc. (b)                18,693
     236  Littelfuse, Inc.                           14,682
     721  LoJack Corp. (b)                            3,302
     639  Mercury Computer Systems, Inc. (b)         12,339
     228  MTS Systems Corp.                          10,094
     758  Newport Corp. (b)                          14,197
      90  OSI Systems, Inc. (b)                       3,455
   1,718  Pulse Electronics Corp.                    10,274
     438  Rofin-Sinar Technologies, Inc. (b)         18,970
     384  Rogers Corp. (b)                           15,944
     954  TTM Technologies, Inc. (b)                 18,240
                                               ------------
                                                    153,004
                                               ------------

Page 76          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS (CONTINUED)
          ENERGY EQUIPMENT & SERVICES -- 4.2%
     679  Basic Energy Services, Inc. (b)      $     20,872
     122  CARBO Ceramics, Inc.                       19,635
   1,065  ION Geophysical Corp. (b)                  13,462
     184  Lufkin Industries, Inc.                    16,989
     226  Oil States International, Inc. (b)         18,760
                                               ------------
                                                     89,718
                                               ------------

          FOOD & STAPLES RETAILING -- 1.6%
     354  Andersons (The), Inc.                      17,576
     386  United Natural Foods, Inc. (b)             16,478
                                               ------------
                                                     34,054
                                               ------------

          FOOD PRODUCTS -- 3.2%
     720  B&G Foods, Inc., Class A                   13,018
     154  Calavo Growers, Inc.                        3,234
   1,127  Darling International, Inc. (b)            18,223
     186  Diamond Foods, Inc.                        12,202
     322  Hain Celestial Group (The), Inc. (b)       10,951
     182  TreeHouse Foods, Inc. (b)                  11,042
                                               ------------
                                                     68,670
                                               ------------

          GAS UTILITIES -- 0.2%
      60  South Jersey Industries, Inc.               3,447
                                               ------------

          HEALTH CARE EQUIPMENT & SUPPLIES --
             3.7%
     116  Abaxis, Inc. (b)                            3,370
     184  Analogic Corp.                             10,611
     404  Cantel Medical Corp.                       10,476
     212  Cyberonics, Inc. (b)                        7,541
     530  Merit Medical Systems, Inc. (b)            12,360
     402  Natus Medical, Inc. (b)                     6,822
     162  Neogen Corp. (b)                            6,788
     228  Palomar Medical Technologies, Inc.
             (b)                                      3,650
     302  Zoll Medical Corp. (b)                     17,117
                                               ------------
                                                     78,735
                                               ------------

          HEALTH CARE PROVIDERS & SERVICES --
             7.5%
     200  Air Methods Corp. (b)                      13,524
      90  Almost Family, Inc. (b)                     3,120
     270  AMERIGROUP Corp. (b)                       18,441
     150  Bio-Reference Laboratories, Inc. (b)        3,782
     310  Catalyst Health Solutions, Inc. (b)        18,464
      50  Chemed Corp.                                3,482
     194  CorVel Corp. (b)                           10,049
     542  Ensign Group (The), Inc.                   14,992
     462  Healthspring, Inc. (b)                     19,168
     164  HMS Holdings Corp. (b)                     12,908
     298  IPC Hospitalist (The) Co. (b)              15,454
     214  MWI Veterinary Supply, Inc. (b)            17,798
     248  PSS World Medical, Inc. (b)                 7,133
                                               ------------
                                                    158,315
                                               ------------


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          HEALTH CARE TECHNOLOGY -- 1.1%
     210  Computer Programs & Systems, Inc.    $     12,346
     124  Quality Systems, Inc.                      11,125
                                               ------------
                                                     23,471
                                               ------------

          HOTELS, RESTAURANTS & LEISURE -- 2.5%
      16  Biglari Holdings, Inc. (b)                  6,996
     344  BJ's Restaurants, Inc. (b)                 16,151
     124  Buffalo Wild Wings, Inc. (b)                7,576
     122  DineEquity, Inc. (b)                        6,096
     140  Peet's Coffee & Tea, Inc. (b)               6,507
     496  Pinnacle Entertainment, Inc. (b)            6,885
     198  Texas Roadhouse, Inc.                       3,222
                                               ------------
                                                     53,433
                                               ------------

          HOUSEHOLD DURABLES -- 0.3%
     228  Universal Electronics, Inc. (b)             6,313
                                               ------------

          HOUSEHOLD PRODUCTS -- 0.2%
      80  WD-40 Co.                                   3,320
                                               ------------

          INTERNET & CATALOG RETAIL -- 0.2%
     106  HSN, Inc. (b)                               3,517
                                               ------------

          INTERNET SOFTWARE & SERVICES -- 2.8%
     458  comScore, Inc. (b)                         13,653
     294  DealerTrack Holdings, Inc. (b)              6,603
     561  Knot (The), Inc. (b)                        5,728
     582  Liquidity Services, Inc. (b)               11,320
      80  LogMeIn, Inc. (b)                           3,446
     280  Perficient, Inc. (b)                        3,497
     432  RightNow Technologies, Inc. (b)            15,630
                                               ------------
                                                     59,877
                                               ------------

          IT SERVICES -- 2.8%
     511  Cardtronics, Inc. (b)                      10,859
      88  Forrester Research, Inc.                    3,477
     180  iGATE Corp.                                 3,053
   1,423  Integral Systems, Inc. (b)                 17,773
     128  MAXIMUS, Inc.                              10,238
     260  Wright Express Corp. (b)                   14,646
                                               ------------
                                                     60,046
                                               ------------

          LEISURE EQUIPMENT & PRODUCTS -- 1.4%
     681  Brunswick Corp.                            15,915
     588  Sturm, Ruger & Co., Inc.                   13,983
                                               ------------
                                                     29,898
                                               ------------

          LIFE SCIENCES TOOLS & SERVICES -- 0.7%
      56  Dionex Corp. (b)                            6,628
     270  PAREXEL International Corp. (b)             7,495
                                               ------------
                                                     14,123
                                               ------------

          MACHINERY -- 3.0%
     152  Cascade Corp.                               6,962

Page 77          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
     220  CIRCOR International, Inc.           $      9,995
      74  CLARCOR, Inc.                               3,344
      92  EnPro Industries, Inc. (b)                  3,687
     218  Lindsay Corp.                              15,984
     294  Robbins & Myers, Inc.                      12,780
     156  Toro (The) Co.                             10,594
                                               ------------
                                                     63,346
                                               ------------

          MEDIA -- 0.1%
      84  Arbitron, Inc.                              3,249
                                               ------------

          METALS & MINING -- 2.4%
     376  AMCOL International Corp.                  13,995
     927  Century Aluminum Co. (b)                   18,521
     425  Materion Corp. (b)                         17,748
                                               ------------
                                                     50,264
                                               ------------

          OIL, GAS & CONSUMABLE FUELS -- 3.5%
     106  Contango Oil & Gas Co. (b)                  6,563
     554  GeoResources, Inc. (b)                     16,077
     479  Gulfport Energy Corp. (b)                  16,305
     361  Petroleum Development Corp. (b)            14,375
     310  Stone Energy Corp. (b)                     10,962
     242  Swift Energy Co. (b)                        9,484
                                               ------------
                                                     73,766
                                               ------------

          PAPER & FOREST PRODUCTS -- 2.3%
     636  Buckeye Technologies, Inc.                 17,910
     202  Deltic Timber Corp.                        13,696
   1,009  KapStone Paper & Packaging Corp. (b)       17,536
                                               ------------
                                                     49,142
                                               ------------

          PHARMACEUTICALS -- 1.1%
     469  Questcor Pharmaceuticals, Inc. (b)          9,614
     679  ViroPharma, Inc. (b)                       13,098
                                               ------------
                                                     22,712
                                               ------------

          PROFESSIONAL SERVICES -- 0.9%
     232  Exponent, Inc. (b)                          9,955
     222  Insperity, Inc.                             6,725
     200  TrueBlue, Inc. (b)                          2,816
                                               ------------
                                                     19,496
                                               ------------

          REAL ESTATE INVESTMENT TRUSTS -- 2.0%
     176  Colonial Properties Trust                   3,724
     326  Extra Space Storage, Inc.                   7,058
      86  Kilroy Realty Corp.                         3,607
   1,446  Lexington Realty Trust                     14,431
     344  Post Properties, Inc.                      13,966
                                               ------------
                                                     42,786
                                               ------------

          ROAD & RAIL -- 0.7%
     384  Old Dominion Freight Line, Inc. (b)        14,369
                                               ------------


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT -- 8.4%
     258  Cabot Microelectronics Corp. (b)     $     12,603
     506  CEVA, Inc. (b)                             15,474
     306  Cymer, Inc. (b)                            14,722
     509  Diodes, Inc. (b)                           17,418
     401  FEI Co. (b)                                13,016
     162  Hittite Microwave Corp. (b)                10,431
     736  Kopin Corp. (b)                             3,540
   1,852  Kulicke & Soffa Industries, Inc. (b)       16,779
     501  Micrel, Inc.                                6,418
     162  Microsemi Corp. (b)                         3,823
     520  MKS Instruments, Inc.                      14,758
   1,047  TriQuint Semiconductor, Inc. (b)           14,417
     589  Ultratech, Inc. (b)                        18,442
     266  Veeco Instruments, Inc. (b)                13,601
     136  Volterra Semiconductor Corp. (b)            3,575
                                               ------------
                                                    179,017
                                               ------------

          SOFTWARE -- 6.6%
     412  Bottomline Technologies, Inc. (b)          11,445
     338  CommVault Systems, Inc. (b)                13,314
     142  Ebix, Inc. (b)                              3,245
     611  Epicor Software Corp. (b)                   7,638
     446  Interactive Intelligence, Inc. (b)         16,689
     222  JDA Software Group, Inc. (b)                7,275
     206  Manhattan Associates, Inc. (b)              7,447
     128  MicroStrategy, Inc., Class A (b)           18,086
     380  NetScout Systems, Inc. (b)                  9,724
     116  Progress Software Corp. (b)                 3,440
     498  Synchronoss Technologies, Inc. (b)         16,066
     440  Take-Two Interactive Software, Inc.
             (b)                                      7,119
     290  Taleo Corp., Class A (b)                   10,518
     142  Tyler Technologies, Inc. (b)                3,520
     146  Websense, Inc. (b)                          3,765
                                               ------------
                                                    139,291
                                               ------------

          SPECIALTY RETAIL -- 4.1%
     166  Buckle (The), Inc.                          7,551
     416  Cabela's, Inc. (b)                         10,625
     524  Finish Line (The), Inc., Class A           11,261
     336  Genesco, Inc. (b)                          13,568
     290  Hibbett Sports, Inc. (b)                   10,956
     204  Jos. A. Bank Clothiers, Inc. (b)           10,694
     218  Kirkland's, Inc. (b)                        3,289
     102  Monro Muffler Brake, Inc.                   3,099
     200  Vitamin Shoppe, Inc. (b)                    7,804
     256  Zumiez, Inc. (b)                            7,196
                                               ------------
                                                     86,043
                                               ------------

          TEXTILES, APPAREL & LUXURY GOODS --
             3.3%
     758  Crocs, Inc. (b)                            15,243
     484  Iconix Brand Group, Inc. (b)               11,853
     236  Maidenform Brands, Inc. (b)                 7,472

Page 78          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


SHARES    DESCRIPTION                                VALUE
--------------------------------------------------------------

          COMMON STOCKS (CONTINUED)
          TEXTILES, APPAREL & LUXURY GOODS
             (CONTINUED)
     394  Oxford Industries, Inc.              $     13,534
     220  Steven Madden, Ltd. (b)                    11,693
     278  Wolverine World Wide, Inc.                 11,031
                                               ------------
                                                     70,826
                                               ------------
          TOTAL INVESTMENTS -- 99.8%              2,118,696
           (Cost $2,003,640) (c)
          NET OTHER ASSETS AND
           LIABILITIES -- 0.2%                        3,598
                                               ------------
          NET ASSETS -- 100.0%                 $  2,122,294
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $123,956 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,900.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*         $2,118,696      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 79          See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)


                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company that currently consists of twenty exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

         First Trust Consumer Discretionary AlphaDEX(R) Fund
         First Trust Consumer Staples AlphaDEX(R) Fund
         First Trust Energy AlphaDEX(R) Fund
         First Trust Financials AlphaDEX(R) Fund
         First Trust Health Care AlphaDEX(R) Fund
         First Trust Industrials/Producer Durables AlphaDEX(R) Fund First Trust Materials AlphaDEX(R) Fund
         First Trust Technology AlphaDEX(R) Fund
         First Trust Utilities AlphaDEX(R) Fund
         First Trust Large Cap Core AlphaDEX(R) Fund
         First Trust Mid Cap Core AlphaDEX(R) Fund
         First Trust Small Cap Core AlphaDEX(R) Fund
         First Trust Large Cap Value AlphaDEX(R) Fund (1)
         First Trust Large Cap Growth AlphaDEX(R) Fund (2)
         First Trust Multi Cap Value AlphaDEX(R) Fund
         First Trust Multi Cap Growth AlphaDEX(R) Fund
         First Trust Mid Cap Value AlphaDEX(R) Fund
         First Trust Mid Cap Growth AlphaDEX(R) Fund
         First Trust Small Cap Value AlphaDEX(R) Fund
         First Trust Small Cap Growth AlphaDEX(R) Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

(1) The fund was formerly known as the First Trust Large Cap Value Opportunities AlphaDEX(R) Fund.

(2) The fund was formerly known as the First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and in accordance with the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or that makes it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the Fund might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          o  Quoted prices for similar securities in active markets.

          o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of April 30, 2011, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

APRIL 30, 2011 (UNAUDITED)


                              2. SUBSEQUENT EVENT

On May 11, 2011, First Trust Advisors L.P., the investment advisor to the Funds, launched the First Trust Mega Cap AlphaDEX(R) Fund. This new fund joined the current line-up of twenty AlphaDEX(R) funds trading on the New York Stock Exchange Arca ("NYSE Arca") under the ticker symbol FMK.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
ADDITIONAL INFORMATION
APRIL 30, 2011 (UNAUDITED)


                             LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the "Defined Series") is the exclusive property of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P does not make any representation regarding the advisability of investing in the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   First Trust Exchange-Traded AlphaDEX(R) Fund
               ------------------------------------------------

By:  /s/ James A. Bowen
     ------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)


Date: June 20, 2011
      ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    ------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: June 20, 2011
      ------------------------------



By: /s/ Mark R. Bradley
    ------------------------------------------------------------
    Mark R. Bradley,
    Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)


Date: June 20, 2011
      ----------------------------